UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                           U.S. GLOBAL INVESTORS FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 210-308-1234

                        Date of fiscal year end: JUNE 30

                        Date of reporting period: JUNE 30, 2004






ITEM 1. REPORTS TO STOCKHOLDERS

U.S. GLOBAL INVESTORS FUNDS


 ANNUAL REPORT



JUNE 30, 2004





 TABLE OF CONTENTS


LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                     9

PORTFOLIOS OF INVESTMENTS                                         38

NOTES TO PORTFOLIOS OF INVESTMENTS                                81

STATEMENTS OF ASSETS AND LIABILITIES                              86

STATEMENTS OF OPERATIONS                                          90

STATEMENTS OF CHANGES IN NET ASSETS                               94

NOTES TO FINANCIAL STATEMENTS                                    100

FINANCIAL HIGHLIGHTS                                             109

REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                         114

TRUSTEES AND OFFICERS                                            115

ADDITIONAL INFORMATION                                           118

 NASDAQ SYMBOLS


U.S. TREASURY SECURITIES CASH FUND USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX






[USGI Logo]

P.O. Box 781234 San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS


DEAR SHAREHOLDER
Dear Shareholder,                                  [Graphic: Frank Holmes photo]

The past year has seen many ups and downs in the market, but overall, it has been a great year for the fund shareholders of U.S. Global Investors. Thanks to the daily active management of your money, eight of the nine funds finished the fiscal year in positive territory. Even more exciting is that, based on total return, three of our funds were ranked #1 in their categories, according to Lipper, Inc.

Here is the breakdown, as of June 30, 2004:

------------------------------------------------------------------------------
                 1-YEAR RANK     3-YEAR RANK     5-YEAR RANK     10-YEAR RANK
------------------------------------------------------------------------------
Global           #1              #1              #11             #17
Resources        (among 76       (among 70       (among 55       (among 20
Fund             Natural         Natural         Natural         Natural
                 Resources       Resources       Resources       Resources
                 funds)          funds)          funds)          funds)
------------------------------------------------------------------------------
World            #1              #1              #15             #12
Precious         (among 48       (among 39       (among 30       (among 18
Minerals         Gold            Gold            Gold            Gold Oriented
Fund             Oriented        Oriented        Oriented        funds)
                 funds) funds) funds)
------------------------------------------------------------------------------
China Region     #1              #9              #16             #5
Opportunity      (among 22       (among 22       (among 20       (among 5
Fund             China Region    China Region    China Region    China Region
                 funds) funds) funds) funds)
------------------------------------------------------------------------------

I apologize for the somewhat cumbersome disclosure; it appears the regulators do not wish us to discuss relative performance in a simple manner.

The key to our success is superior, active management. In fact, a new ranking service by fund supermarket Pershing, a subsidiary of the Bank of New York, recently rated the Global Resources portfolio management team among their top five fund managers. The ranking service tracks managers' performance for the duration of their careers, rather than the performance of the individual fund, which is how most other ranking services work. But no matter which metrics you use, the Global Resources Fund has done very well. It is important to realize that resources represent approximately 12 percent of the S&P 500 Index, and most active money managers are underweight in this sector.

 U.S. GLOBAL INVESTORS FUNDS


Another metric that has gained popularity lately is "alpha," which measures return that is in excess of market risk. In other words, it measures how well or how poorly a fund performed in spite of what the market happened to be doing. Ideally, a fund will have what is known as "positive alpha," which would indicate that it outperformed its benchmark index without taking on too much risk in the process. If a fund posts strong returns, but achieves them only by making a lot of risky moves, its alpha can actually be negative. For more on alpha investing, see the chart that immediately follows this letter.

Following our chart on alpha is our longstanding favorite, "The Wisdom of Diversification," which demonstrates the performance of various investment categories over a 20-year period. It's important to realize that all asset classes will fluctuate over time. Gold may rotate to the top one year, and to the bottom the next. The same holds true for bonds, large-caps or anything else.

We continue to emphasize the importance of diversification because we know that most investors tend to make emotion-based, performance-chasing decisions. We at U.S. Global advocate a well- balanced portfolio, with annual rebalancing on your birthday or in the days between Christmas and the New Year (whichever is easier to remember). Use your age to determine what percentage of your assets to allocate toward fixed-income investments. For example, if you are 60 years old, allocate 60 percent toward fixed-income.

As you know, we continually strive to educate our fund shareholders about cycles and events driving the performance of their investments. We offer free weekly e-mail alerts (sign up at www. usfunds.com/alert) and have provided hundreds of pages of free research over the years (available at www.usfunds.com/reports).

I feel it is also important to educate our shareholders about the fund industry as a whole. While I do believe it is crucial to crack down on illegal and unethical trading practices, including after- hours trading, I also think enough is enough.

Further tightening the regulations on mutual funds may weed out a few more bad apples in an industry that, overall, has provided exemplary service to ordinary investors. But ultimately, new rules and regulations will incur vast expenses, particularly to smaller fund families, which may result in increased fees charged to fund

 U.S. GLOBAL INVESTORS FUNDS


shareholders. Our funds' expense ratios have been improving lately, in some cases quite dramatically, and we hope to continue this trend. But that may prove difficult in the coming months and years, as we are forced to hire additional legal and compliance personnel.

The burden and costs of the Sarbanes-Oxley and Patriot Acts are growing each quarter. We have witnessed tremendous inflation in the costs of legal representation, auditing and insurance--not just in the price of gas at the pump! We've made great strides in lowering expenses. I hope we can continue making strides, despite the efforts of overzealous regulators who associate experience and active management with corruption and lack of integrity.

If you agree with me, and are opposed to the legislation mentioned above, please call your senators and representatives and tell them so.

* The Senate switchboard: (202) 224-3121; www.senate.gov

* The House switchboard: (202) 225-3121; www.house.gov

Sincerely,

/s/ Frank Holmes

Frank E. Holmes
Chairman, Chief Investment Officer and CEO
U.S. Global Investors, Inc.

Before investing, you should consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, please obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873- 8637). Read the prospectus carefully before investing. Distributed by U.S. Global Brokerage, Inc.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

 U.S. GLOBAL INVESTORS FUNDS


You can obtain performance data current to the most recent month end by visiting www.usfunds.com or by calling 1-800-US-FUNDS. Press option 5 to speak with an investor representative. This information will be available no later than seven business days following the most recent month end.

Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3% to 5% of your portfolio in gold or gold stocks.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

The China Region Opportunity Fund's share price is expected to be more volatile than those of funds only invested in domestic securities. The fund may invest in private placements and IPOs, which may significantly affect performance. There is no guarantee that these high-risk investments will have the same effect on the fund's performance if they are made in the future.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

Diversification does not protect an investor from market risk and does not assure a profit.

 U.S. GLOBAL INVESTORS FUNDS

WHAT IS  ALPHA?
Alpha measures return on an investment that is in excess of market risk. In other words, performance regardless of what the market happens to be doing, Alpha can be created through security selection, market selection and price risk management (the process of actively managing relative volatility, or "beta"). Positive alpha is attributable to the skill of the active manager. If a mutual fund beats its benchmark index, but the fund manager took on greater relative risk to do it, the alpha may actually be negative. The chart below shows which investment models performed the best each year for the past 10 years. Developed by Credit Suisse First Boston, these portfolios were weighted toward companies in the top 10 percent of their peers, and against those in the bottom 10 percent, based on factors such as Earnings Momentum, Relative Value, etc. It is important to realize that all of these portfolios experienced volatility. But the fund manager who can combine the right strategies - while keeping volatility to a minimum - will likely achieve positive alpha (superior relative performance over its peer group index).


[Graphics:  CSFB Alpha Factor Rankings Chart]

                                                   CSFB Alpha Factor Rankings
                                                      S&P 500 (1993-2003)
BEST
PERFORMERS
^ ---------------------------------------------------------------------------------------------------------------------------------
|  1993               1994               1995               1996               1997               1998               1999
| ---------------------------------------------------------------------------------------------------------------------------------
|
| Earnings            Traditional        Earnings           Earnings           Earnings           Price              Earnings
| Momentum            Value              Momentum           Momentum           Momentum           Reversal           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
| Price               Earnings           Price              Relative           Relative           Earnings           Price
| Momentum            Momentum           Reversal           Value              Value              Momentum           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
| Traditional         Price              Relative           Historical         Traditional        Relative           Historical
| Value               Reversal           Value              Value              Value              Value              Value
| ---------------------------------------------------------------------------------------------------------------------------------
| Relative            Relative           Traditional        Profit             Price              Expected           Price
| Value               Value              Value              Trends             Reversal           Growth             Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
| Price               Accelerating       Historical         Accelerating       Small              Historical         Price
| Reversal            Sales              Growth             Sales              Size               Growth             Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
| Small               Profit             Price              Expected           Profit             Profit             Accelera
| Size                Trends
| ---------------------------------------------------------------------------------------------------------------------------------
| Accelerating        Historical         Accelerating       Price              Historical         Accelerating       Small
| Sales               Growth             Sales              Momentum           Growth             Sales              Size
| ---------------------------------------------------------------------------------------------------------------------------------
| Historical          Small              Expected           Price              Price              Traditional        Relative
| Growth              Size               Growth             Reversal           Momentum           Value              Value
| ---------------------------------------------------------------------------------------------------------------------------------
| Expected            Expected           Small              Traditional        Accelerating       Expected           Profit
| Growth              Growth             Size               Value              Sales              Growth             Trends
| ---------------------------------------------------------------------------------------------------------------------------------
| Profit              Price              Profit             Small              Expected           Small              Traditional
| Trends              Momentum           Trends             Size               Growth             Size               Value
| ---------------------------------------------------------------------------------------------------------------------------------
|
|
|
| ---------------------------------------------------------------------------------------------------------------------------------
|  2000               2001               2002               2003
| ---------------------------------------------------------------------------------------------------------------------------------
|  Earnings           Tradit'l           Profit             Small
|  Momentum           Value              Trends             Size
| ---------------------------------------------------------------------------------------------------------------------------------
|  Relative           Relative           Relative           Expected
|  Value              Value              Value              Growth
| ---------------------------------------------------------------------------------------------------------------------------------
|  Small              Small              Small              Relative
|  Size               Size               Size               Value
| ---------------------------------------------------------------------------------------------------------------------------------
|  Price              Price              Price              Tradit'l
|  Reversal           Reversal           Reversal           Value
| ---------------------------------------------------------------------------------------------------------------------------------
|  Historical         Profit             Tradit'l           Accelerating
|  Growth             Trends             Value              Sales
| ---------------------------------------------------------------------------------------------------------------------------------
|  Accelerating       Accelerating       Earnings            Price
|  Sales              Sales              Momentum            Reversal
| ---------------------------------------------------------------------------------------------------------------------------------
|  Traditional        Earnings           Price              Price
|  Value              Momentum           Momentum           Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
|  Profit             Price              Accelerating       Earnings
|  Trends             Momentum           Sales              Momentum
| ---------------------------------------------------------------------------------------------------------------------------------
|  Price              Historical         Expected           Historical
|  Momentum           Growth             Growth             Growth
| ---------------------------------------------------------------------------------------------------------------------------------
|  Expected           Expected           Historical         Profit
|  Growth             Growth             Growth             Trends
| ---------------------------------------------------------------------------------------------------------------------------------
WORST
PERFORMERS

Source: Credit Suisse First Boston LLC.
The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

 U.S. GLOBAL INVESTORS FUNDS


THE WISDOM OF DIVERSIFICATION
Take a moment to study this chart. As you can see, not one investment category has performed consistently over the 20-year period. For example, in 1984, the gold sector was the worst performer. By 1987, it was the best. Fast-forward to 1999, when, at the peak of the dot-com boom, small-cap growth stocks were the best performers. The next year they hit rock bottom. This is why you need a well-balanced, diversified portfolio. By allocating your assets among a variety of categories, you protect your self from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

[Graphics:  The Wisdom of Diversification Table]

                 Ranking of Investment Categories from Best to Worst Over the Last 20 Years
  BEST
PERFORMERS
    ^         ----------------------------------------------------------------------------------------------------------------------
    |           1984    1985     1986     1987      1988        1989        1990        1991        1992        1993        1994
    |         ----------------------------------------------------------------------------------------------------------------------
    |
    |           Bond    Int'l    Gold     Gold      Small       Gold        Bond        Small       Small       Gold        Int'l
    |                                               Value                               Growth      Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Gold     Gold     Int'l     Int'l       Large       Large       Mid         Large       Int'l       Large
    |           Value                                           Growth      Growth      Cap         Value                   Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Int'l   Mid      Bond     Large     Large       Mid         Mid         Small       Mid         Small       Small
    |                   Cap               Growth    Value       Cap         Cap         Value       Cap         Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Large    Large    Large     Mid         Large       Large       Large       Bond        Large       Large
    |           Value   Growth   Value    Value     Cap         Value       Value       Growth                  Value       Value
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Mid     Bond     Mid      Mid       Small       Small       Small       Large       Small       Bond        Small
    |           Cap              Cap      Cap       Growth      Growth      Growth      Value       Growth                  Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Large   Large    Large    Bond      Large       Bond        Gold        Bond        Large       Mid         Mid
    |           Growth  Value    Growth             Growth                                          Growth      Cap         Cap
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Small   Small    Small    Small     Bond        Small       Small       Int'l       Gold        Small       Bond
    |           Growth  Value    Value    Value                 Value       Value                               Growth
    |         ----------------------------------------------------------------------------------------------------------------------
    |           Gold    Small    Small    Small     Gold        Int'l       Int'l       Gold        Int'l       Large       Gold
  WORST                 Growth   Growth   Growth                                                                Growth
PERFORMERS    ----------------------------------------------------------------------------------------------------------------------


  BEST
PERFORMERS
    ^        --------------------------------------------------------------------------------------------
    |           1995    1996     1997     1998     1999        2000        2001        2002        2003
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Large    Large    Small       Small       Small       Gold        Small
    |           Value   Growth   Value    Growth   Growth      Value       Value                   Growth
    |        --------------------------------------------------------------------------------------------
    |           Large   Large    Mid      Int'l    Large       Bond        Gold        Bond        Small
    |           Growth  Value    Cap               Growth                                          Value
    |        --------------------------------------------------------------------------------------------
    |           Small   Small    Small    Mid      Int'l       Mid         Bond        Small       Gold
    |           Growth  Value    Value    Cap                  Cap                     Value
    |        --------------------------------------------------------------------------------------------
    |           Mid     Mid      Large    Large    Mid         Large       Mid         Mid         Int'l
    |           Cap     Cap      Growth   Value    Cap         Value       Cap         Cap
    |        --------------------------------------------------------------------------------------------
    |           Bond    Small    Bond     Bond     Large       Gold        Large       Large       Mid
    |                   Growth                     Value                   Value       Value       Cap
    |        --------------------------------------------------------------------------------------------
    |          Small    Gold     Small    Small    Small       Int'l       Small       Int'l       Large
    |          Value             Growth   Growth   Value                   Growth                  Value
    |        ---------------------------------------------------------------------------------------------
    |           Gold    Int'l    Int'l    Small    Bond        Large       Large       Large       Large
    |                                     Value                Growth      Growth      Growth      Growth
    |        ---------------------------------------------------------------------------------------------
    |           Int'l   Bond     Gold     Gold     Gold        Small       Int'l       Small       Bond
    |                                                          Growth                  Growth
  WORST      ---------------------------------------------------------------------------------------------
PERFORMERS


Source: Steele Systems, Inc. Toronto Stock Exchange and Bloomberg.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND              As of June 30, 2004

   7-Day Yield                                               0.08%
   ---------------------------------------------------------------
   7-Day Effective Yield                                     0.08%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                           51

 U.S. GOVERNMENT SECURITIES SAVINGS FUND As of June 30, 2004

   7-Day Yield                                               0.70%
   ---------------------------------------------------------------
   7-Day Effective Yield                                     0.70%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                           47

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The bond markets have seen wide sentiment swings over the past year, which has led to an unusual amount of volatility. A year ago deflation fears were at their peak, leading to speculation of a "bond bubble." Bond yields soon reversed direction, which led to a brutal selloff in July and August of 2003. The bond market stabilized and yields drifted lower for the next six months, as the economic data gained strength and inflation continued to move lower. That changed in early April as a surprisingly strong employment report put a Fed rate hike back in play. From April to June, the economic and inflation data were surprisingly strong, culminating in a 25-basis-point interest rate increase from the Fed on June 30, 2004. The yields on the three-month T-Bill rose 40 basis points to 1.25 percent, and yields on the six-month T-Bills were up 67 basis points to 1.61 percent.

 MONEY MARKET FUNDS


INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund also reduced its exposure to floating-rate securities. The fund averaged a weighted average maturity of 64 days, which was longer than the peer group average, but declined to less than 50 days by the end of June 2004. Yields moved higher over this time, with one-year agency bond yields increasing by more than 125 basis points, while very short-term maturities moved up with the Fed funds rate. The fund took advantage of these progressively higher yields by selectively extending its ladder out through the end of 2004 and early 2005. The U.S. Treasury Securities Cash Fund followed a similar laddered strategy, averaging a weighted average maturity of 58 days. The fund took advantage of the volatility and used short-term trading opportunities to add to positions.

CURRENT OUTLOOK

The Federal Reserve (Fed) has just begun the first of what is likely several interest rate increases. The Fed currently has a window of opportunity to raise interest rates. Economic growth is still robust, inflation is finally on the upswing and international growth prospects are strong. The Fed needs to increase interest rates now, before they are backed into a corner of inflexible monetary policy. At a 1 percent Fed funds rate, the Fed would not be able to effectively maneuver to stimulate the economy. Even at historically low rates of 2 to 3 percent, the Fed could have difficulty stimulating a faltering economy. Current expectations are for the Fed to raise interest rates to about 2 percent by the end of 2004 and possibly as high as 4 percent by the end of 2005. As is always the case, the Fed will be driven by economic data, and forecasting out 12 to 18 months is always perilous. This recent move from the Fed will be the first of many.

 TAX FREE FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund maintains a weighted average maturity of less than five years, while the Tax Free Fund generally maintains a longer weighted average maturity.

PERFORMANCE

 NEAR-TERM TAX FREE FUND

[Graphic: Line graph created from data points in following table.]

                NEAR-TERM         LEHMAN 3-YEAR
   DATE       TAX FREE FUND    MUNICIPAL BOND INDEX
 --------       ---------       ------------------
6/30/1994      $ 10,000.00         $ 10,000.00
7/29/1994      $ 10,086.62         $ 10,083.11
8/31/1994      $ 10,115.58         $ 10,119.06
9/30/1994      $ 10,105.89         $ 10,093.60
10/31/1994     $ 10,086.45         $ 10,068.89
11/30/1994     $ 10,057.22         $ 10,050.92
12/30/1994     $ 10,125.70         $ 10,094.35
1/31/1995      $ 10,194.38         $ 10,178.21
2/28/1995      $ 10,253.42         $ 10,285.29
3/31/1995      $ 10,322.57         $ 10,377.39
4/28/1995      $ 10,352.32         $ 10,412.58
5/31/1995      $ 10,461.81         $ 10,572.07
6/30/1995      $ 10,501.78         $ 10,597.53
7/31/1995      $ 10,561.97         $ 10,709.10
8/31/1995      $ 10,612.26         $ 10,792.96
9/29/1995      $ 10,642.55         $ 10,823.66
10/31/1995     $ 10,683.10         $ 10,875.33
11/30/1995     $ 10,754.32         $ 10,944.96
12/29/1995     $ 10,784.96         $ 10,989.89
1/31/1996      $ 10,867.13         $ 11,076.00
2/29/1996      $ 10,867.13         $ 11,078.25
3/29/1996      $ 10,815.43         $ 11,051.29
4/30/1996      $ 10,815.43         $ 11,064.77
5/31/1996      $ 10,825.84         $ 11,074.50
6/28/1996      $ 10,888.53         $ 11,140.40
7/31/1996      $ 10,951.47         $ 11,202.55
8/30/1996      $ 10,983.07         $ 11,219.02
9/30/1996      $ 11,057.06         $ 11,287.16
10/31/1996     $ 11,131.34         $ 11,365.78
11/29/1996     $ 11,248.51         $ 11,472.11
12/31/1996     $ 11,248.51         $ 11,477.35
1/31/1997      $ 11,291.49         $ 11,527.52
2/28/1997      $ 11,354.04         $ 11,583.68
3/31/1997      $ 11,278.27         $ 11,523.77
4/30/1997      $ 11,333.69         $ 11,573.19
5/30/1997      $ 11,439.50         $ 11,667.54
6/30/1997      $ 11,525.98         $ 11,736.43
7/31/1997      $ 11,718.26         $ 11,875.70
8/29/1997      $ 11,657.63         $ 11,852.49
9/30/1997      $ 11,767.13         $ 11,937.10
10/31/1997     $ 11,818.19         $ 11,990.27
11/28/1997     $ 11,856.06         $ 12,024.71
12/31/1997     $ 11,980.10         $ 12,106.33
1/30/1998      $ 12,076.57         $ 12,186.45
2/27/1998      $ 12,070.94         $ 12,211.91
3/31/1998      $ 12,066.42         $ 12,231.37
4/30/1998      $ 12,050.56         $ 12,214.90
5/29/1998      $ 12,181.30         $ 12,327.97
6/30/1998      $ 12,220.08         $ 12,369.15
7/31/1998      $ 12,256.83         $ 12,414.08
8/31/1998      $ 12,395.19         $ 12,534.63
9/30/1998      $ 12,515.56         $ 12,614.00
10/30/1998     $ 12,509.76         $ 12,675.40
11/30/1998     $ 12,528.38         $ 12,706.10
12/31/1998     $ 12,535.38         $ 12,736.80
1/29/1999      $ 12,645.51         $ 12,852.11
2/26/1999      $ 12,614.95         $ 12,866.34
3/31/1999      $ 12,625.56         $ 12,877.57
4/30/1999      $ 12,665.79         $ 12,917.26
5/28/1999      $ 12,630.18         $ 12,898.54
6/30/1999      $ 12,507.57         $ 12,821.41
7/30/1999      $ 12,567.30         $ 12,885.06
8/31/1999      $ 12,528.93         $ 12,900.79
9/30/1999      $ 12,563.83         $ 12,949.46
10/29/1999     $ 12,540.90         $ 12,950.95
11/30/1999     $ 12,611.11         $ 13,007.86
12/31/1999     $ 12,585.60         $ 12,986.90
1/31/2000      $ 12,569.74         $ 13,010.11
2/29/2000      $ 12,611.36         $ 13,051.29
3/31/2000      $ 12,716.96         $ 13,118.68
4/28/2000      $ 12,683.69         $ 13,120.18
5/31/2000      $ 12,670.09         $ 13,133.66
6/30/2000      $ 12,838.86         $ 13,299.89
7/31/2000      $ 12,957.16         $ 13,407.67
8/31/2000      $ 13,070.87         $ 13,508.97
9/29/2000      $ 13,064.59         $ 13,512.87
10/31/2000     $ 13,148.92         $ 13,589.49
11/30/2000     $ 13,207.03         $ 13,644.03
12/29/2000     $ 13,402.22         $ 13,795.98
1/31/2001      $ 13,542.09         $ 14,005.38
2/28/2001      $ 13,571.44         $ 14,060.16
3/30/2001      $ 13,659.79         $ 14,158.99
4/30/2001      $ 13,601.96         $ 14,138.31
5/31/2001      $ 13,712.84         $ 14,267.09
6/30/2001      $ 13,764.58         $ 14,330.63
7/31/2001      $ 13,887.83         $ 14,448.11
8/31/2001      $ 14,036.21         $ 14,596.44
9/30/2001      $ 14,075.38         $ 14,670.92
10/31/2001     $ 14,174.89         $ 14,766.34
11/30/2001     $ 14,082.93         $ 14,719.18
12/31/2001     $ 14,021.01         $ 14,705.13
1/31/2002      $ 14,208.66         $ 14,891.89
2/28/2002      $ 14,327.95         $ 15,003.58
3/31/2002      $ 14,111.31         $ 14,780.03
4/30/2002      $ 14,359.39         $ 14,997.29
5/31/2002      $ 14,427.64         $ 15,084.28
6/30/2002      $ 14,541.72         $ 15,214.00
7/31/2002      $ 14,664.13         $ 15,332.67
8/31/2002      $ 14,797.69         $ 15,430.80
9/30/2002      $ 14,993.82         $ 15,552.70
10/31/2002     $ 14,855.54         $ 15,467.16
11/30/2002     $ 14,818.84         $ 15,471.80
12/31/2002     $ 15,029.96         $ 15,694.60
1/31/2003      $ 15,053.16         $ 15,744.82
2/28/2003      $ 15,191.38         $ 15,845.59
3/31/2003      $ 15,188.64         $ 15,826.57
4/30/2003      $ 15,249.12         $ 15,869.30
5/31/2003      $ 15,461.25         $ 15,991.50
6/30/2003      $ 15,410.18         $ 15,965.91
7/31/2003      $ 15,110.00         $ 15,822.22
8/31/2003      $ 15,213.96         $ 15,902.91
9/30/2003      $ 15,501.57         $ 16,141.45
10/31/2003     $ 15,427.75         $ 16,065.59
11/30/2003     $ 15,473.83         $ 16,081.66
12/31/2003     $ 15,526.99         $ 16,115.43
1/31/2004      $ 15,588.71         $ 16,171.83
2/29/2004      $ 15,732.08         $ 16,309.29
3/31/2004      $ 15,687.01         $ 16,265.26
4/30/2004      $ 15,480.87         $ 16,100.98
5/31/2004      $ 15,415.77         $ 16,038.18
6/30/2004      $ 15,441.30         $ 16,067.05
-----------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                         For the Years Ended
                                                                   June 30, 2004

                                           One Year  Five Year  Ten Year
  Near-Term Tax Free Fund                   0.20%      4.30%     4.44%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond Index        0.63%      4.62%     4.86%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years.

  The Adviser limited the fund's total operating expenses to 0.45% for the year ended June 30, 2004.

 TAX FREE FUNDS


 TAX FREE FUND


[Graphic: Line graph created from data points in following table.]

                TAX FREE         LEHMAN 10-YEAR
   DATE           FUND        MUNICIPAL BOND INDEX
 --------       ---------       ------------------

6/30/1994      $ 10,000.00         $ 10,000.00
7/29/1994      $ 10,157.89         $ 10,167.97
8/31/1994      $ 10,210.75         $ 10,207.27
9/30/1994      $ 10,086.77         $ 10,070.01
10/31/1994     $  9,891.09         $  9,922.93
11/30/1994     $  9,649.84         $  9,735.31
12/30/1994     $  9,874.46         $  9,910.64
1/31/1995      $ 10,146.49         $ 10,167.35
2/28/1995      $ 10,365.08         $ 10,455.08
3/31/1995      $ 10,502.31         $ 10,596.33
4/28/1995      $ 10,529.87         $ 10,609.22
5/31/1995      $ 10,797.50         $ 10,945.77
6/30/1995      $ 10,751.16         $ 10,877.60
7/31/1995      $ 10,807.01         $ 11,037.28
8/31/1995      $ 10,909.76         $ 11,187.13
9/29/1995      $ 10,984.81         $ 11,258.67
10/31/1995     $ 11,116.70         $ 11,388.56
11/30/1995     $ 11,258.61         $ 11,541.48
12/29/1995     $ 11,363.12         $ 11,612.11
1/31/1996      $ 11,429.91         $ 11,729.72
2/29/1996      $ 11,372.42         $ 11,681.51
3/29/1996      $ 11,237.73         $ 11,536.26
4/30/1996      $ 11,208.76         $ 11,495.42
5/31/1996      $ 11,218.46         $ 11,463.18
6/28/1996      $ 11,315.84         $ 11,572.19
7/31/1996      $ 11,413.56         $ 11,683.04
8/30/1996      $ 11,413.56         $ 11,683.35
9/30/1996      $ 11,551.55         $ 11,803.41
10/31/1996     $ 11,650.45         $ 11,952.65
11/29/1996     $ 11,829.23         $ 12,194.62
12/31/1996     $ 11,799.31         $ 12,139.65
1/31/1997      $ 11,839.37         $ 12,187.56
2/28/1997      $ 11,937.95         $ 12,302.40
3/31/1997      $ 11,825.84         $ 12,137.50
4/30/1997      $ 11,926.25         $ 12,226.86
5/30/1997      $ 12,076.98         $ 12,400.05
6/30/1997      $ 12,212.99         $ 12,537.00
7/31/1997      $ 12,516.00         $ 12,889.21
8/29/1997      $ 12,409.81         $ 12,764.23
9/30/1997      $ 12,545.40         $ 12,926.06
10/31/1997     $ 12,604.64         $ 12,994.53
11/28/1997     $ 12,678.73         $ 13,054.72
12/31/1997     $ 12,871.37         $ 13,260.76
1/30/1998      $ 12,983.89         $ 13,407.85
2/27/1998      $ 12,967.00         $ 13,406.93
3/31/1998      $ 12,954.29         $ 13,397.72
4/30/1998      $ 12,900.04         $ 13,324.02
5/29/1998      $ 13,109.35         $ 13,550.64
6/30/1998      $ 13,154.37         $ 13,600.38
7/31/1998      $ 13,196.42         $ 13,622.18
8/31/1998      $ 13,404.27         $ 13,858.93
9/30/1998      $ 13,562.99         $ 14,064.98
10/30/1998     $ 13,517.16         $ 14,071.12
11/30/1998     $ 13,579.60         $ 14,113.18
12/31/1998     $ 13,593.90         $ 14,157.10
1/29/1999      $ 13,753.17         $ 14,373.89
2/26/1999      $ 13,662.15         $ 14,244.92
3/31/1999      $ 13,685.53         $ 14,237.55
4/30/1999      $ 13,723.55         $ 14,275.62
5/28/1999      $ 13,602.36         $ 14,175.52
6/30/1999      $ 13,336.62         $ 13,912.06
7/30/1999      $ 13,363.74         $ 14,005.40
8/31/1999      $ 13,192.44         $ 13,953.82
9/30/1999      $ 13,187.89         $ 14,000.80
10/29/1999     $ 12,975.14         $ 13,901.92
11/30/1999     $ 13,133.60         $ 14,053.92
12/31/1999     $ 12,991.77         $ 13,980.84
1/31/2000      $ 12,860.46         $ 13,923.72
2/29/2000      $ 13,041.34         $ 14,033.04
3/31/2000      $ 13,388.18         $ 14,306.02
4/28/2000      $ 13,283.47         $ 14,234.17
5/31/2000      $ 13,173.66         $ 14,149.73
6/30/2000      $ 13,545.99         $ 14,534.18
7/31/2000      $ 13,740.01         $ 14,735.80
8/31/2000      $ 13,951.49         $ 14,963.69
9/29/2000      $ 13,847.12         $ 14,895.19
10/31/2000     $ 14,025.33         $ 15,047.58
11/30/2000     $ 14,138.98         $ 15,128.67
12/29/2000     $ 14,517.64         $ 15,485.18
1/31/2001      $ 14,650.39         $ 15,685.08
2/28/2001      $ 14,674.85         $ 15,711.39
3/30/2001      $ 14,803.68         $ 15,845.35
4/30/2001      $ 14,611.56         $ 15,649.05
5/31/2001      $ 14,762.37         $ 15,819.39
6/30/2001      $ 14,875.26         $ 15,913.47
7/31/2001      $ 15,089.36         $ 16,132.76
8/31/2001      $ 15,342.93         $ 16,406.19
9/30/2001      $ 15,275.24         $ 16,384.70
10/31/2001     $ 15,457.54         $ 16,586.94
11/30/2001     $ 15,268.26         $ 16,372.24
12/31/2001     $ 15,070.76         $ 16,200.59
1/31/2002      $ 15,341.43         $ 16,506.78
2/28/2002      $ 15,540.37         $ 16,742.83
3/31/2002      $ 15,197.59         $ 16,397.93
4/30/2002      $ 15,537.74         $ 16,778.36
5/31/2002      $ 15,617.61         $ 16,857.22
6/30/2002      $ 15,794.73         $ 17,066.25
7/31/2002      $ 15,982.77         $ 17,293.23
8/31/2002      $ 16,148.06         $ 17,518.04
9/30/2002      $ 16,474.42         $ 17,936.72
10/31/2002     $ 16,203.33         $ 17,610.27
11/30/2002     $ 16,107.40         $ 17,465.87
12/31/2002     $ 16,427.71         $ 17,848.37
1/31/2003      $ 16,374.80         $ 17,753.78
2/28/2003      $ 16,584.12         $ 18,060.92
3/31/2003      $ 16,566.86         $ 18,069.95
4/30/2003      $ 16,676.06         $ 18,203.66
5/31/2003      $ 17,067.26         $ 18,724.29
6/30/2003      $ 16,977.57         $ 18,634.41
7/31/2003      $ 16,314.58         $ 17,851.77
8/31/2003      $ 16,453.22         $ 18,005.29
9/30/2003      $ 16,905.38         $ 18,612.07
10/31/2003     $ 16,803.87         $ 18,470.62
11/30/2003     $ 16,926.03         $ 18,670.10
12/31/2003     $ 17,033.52         $ 18,868.00
1/31/2004      $ 17,134.52         $ 18,947.25
2/29/2004      $ 17,380.86         $ 19,280.72
3/31/2004      $ 17,295.81         $ 19,170.82
4/30/2004      $ 16,887.15         $ 18,641.71
5/31/2004      $ 16,836.10         $ 18,652.89
6/30/2004      $ 16,765.55         $ 18,714.45
------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                                   June 30, 2004

                                           One Year   Five Year  Ten Year
  Tax Free Fund                            (1.25)%      4.68%     5.30%
  -----------------------------------------------------------------------
  Lehman 10-Year Municipal Bond Index       0.43%       6.11%     6.47%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years.

  The Adviser limited the fund's total operating expenses to 0.70% for the year ended June 30, 2004.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Municipals have maintained their momentum over the past year, with positive returns across the yield curve. Returns varied somewhat, with the very short end and the long-to-intermediate portion of the curve posting the best performance, while the 5- to 10-year area lagged. During the past year, yields ended roughly were they began. In July and August of 2003, municipal bond yields rose sharply as investors determined deflation fears were overdone and economic activity was picking up. Bond yields rallied last fall and early spring of this year, undercutting yield lows last seen in June 2003. While economic data was positive, inflation and job creation

 TAX FREE FUNDS


were lackluster, allowing yields to fall. Municipal bonds abruptly reversed course and experienced a brutal selloff, peaking in mid-June. This selloff was sparked by significant improvement in employment data, which showed the economy beginning to create a meaningful number of jobs in the second quarter of 2004. Based on the improving economic data and early signs of an inflation uptick, the Fed raised interest rates by 25 basis points on June 30, 2004. By a wide margin, the best performing municipal sector over the past year has been the industrial development sector. However, the sector--which is leveraged to volatile tobacco-backed municipals--has been one of the weakest areas over the past six months. The high yield portion of the municipal market, which is tied to airline-backed bonds, also posted very strong returns over the past year. Industrial development and hospital bonds were the best revenue bond performers, while education and water-and-sewer issues lagged.

INVESTMENT HIGHLIGHTS

The Tax Free Fund was conservatively positioned due to the ambiguous interest-rate outlook. On a maturity basis, the fund was underweight to its benchmark and took less interest-rate risk. The fund lacked exposure to risky airline- and tobacco-backed bonds, which were by far the best performing sectors over the past 12 months. The Near-Term Tax Free Fund also maintained a relatively conservative interest-rate risk position. Both funds followed a similar strategy of reducing interest-rate exposure and adding to lower quality credits with higher yields.

CURRENT OUTLOOK

The economy appears to be on solid footing, as job creation has picked up and the much-anticipated capital spending cycle is likely to emerge. The inflation outlook is a little more worrisome as inflation appears to have turned a corner and is heading higher. The Fed just began the process of normalizing interest rates, which is likely to last 12 to 18 months. The market is expecting the Fed to raise interest rates to 2 percent by the end of 2004. The market has had ample time to prepare for higher interest rates, and current yields reflect that outlook. At the same time, it is likely too early in the interest-rate cycle to aggressively buy longer maturities. The funds will look for opportunities presented by the market as sentiment swings from one extreme to another.

 TAX FREE FUNDS


 MUNICIPAL BOND RATINGS                                June 30, 2004
 (BASED ON TOTAL INVESTMENTS)

 NEAR-TERM TAX FREE FUND

   AAA                                                     35.49%
   ---------------------------------------------------------------
   AA                                                      34.39%
   ---------------------------------------------------------------
   A                                                       19.39%
   ---------------------------------------------------------------
   BBB                                                      8.31%

 TAX FREE FUND

   AAA                                                     47.98%
   ---------------------------------------------------------------
   AA                                                      32.89%
   ---------------------------------------------------------------
   A                                                       10.74%
   ---------------------------------------------------------------
   BBB                                                      5.04%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising small- and mid-cap stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

 ALL AMERICAN EQUITY FUND

[Graphic: Line graph created from data points in following table.]

                ALL AMERICAN              S&P 500
   DATE          EQUITY FUND               INDEX
 --------       ------------           --------------

    6/30/1994   $ 10,000.00             $ 10,000.00
    7/29/1994   $ 10,343.24             $ 10,328.37
    8/31/1994   $ 10,671.11             $ 10,751.83
    9/30/1994   $ 10,368.85             $ 10,488.91
   10/31/1994   $ 10,466.62             $ 10,724.56
   11/30/1994   $ 10,039.52             $ 10,333.91
   12/30/1994   $ 10,132.14             $ 10,487.27
    1/31/1995   $ 10,312.14             $ 10,759.24
    2/28/1995   $ 10,602.46             $ 11,178.55
    3/31/1995   $ 10,869.56             $ 11,508.39
    4/28/1995   $ 11,190.79             $ 11,847.27
    5/31/1995   $ 11,564.60             $ 12,320.79
    6/30/1995   $ 11,798.23             $ 12,606.97
    7/31/1995   $ 12,097.88             $ 13,025.05
    8/31/1995   $ 12,045.00             $ 13,057.79
    9/29/1995   $ 12,562.06             $ 13,608.85
   10/31/1995   $ 12,597.51             $ 13,560.21
   11/30/1995   $ 13,064.30             $ 14,155.49
   12/29/1995   $ 13,259.29             $ 14,428.15
    1/31/1996   $ 13,668.27             $ 14,919.23
    2/29/1996   $ 13,816.46             $ 15,057.55
    3/29/1996   $ 13,923.15             $ 15,202.49
    4/30/1996   $ 14,125.45             $ 15,426.63
    5/31/1996   $ 14,565.75             $ 15,824.47
    6/28/1996   $ 14,666.90             $ 15,884.84
    7/31/1996   $ 14,159.09             $ 15,183.04
    8/30/1996   $ 14,356.24             $ 15,503.32
    9/30/1996   $ 15,085.11             $ 16,375.92
   10/31/1996   $ 15,397.13             $ 16,827.58
   11/29/1996   $ 16,483.21             $ 18,099.52
   12/31/1996   $ 16,213.19             $ 17,740.89
    1/31/1997   $ 17,325.98             $ 18,849.25
    2/28/1997   $ 17,344.63             $ 18,996.99
    3/31/1997   $ 16,675.71             $ 18,216.76
    4/30/1997   $ 17,811.13             $ 19,303.93
    5/30/1997   $ 18,815.54             $ 20,479.22
    6/30/1997   $ 19,607.22             $ 21,396.72
    7/31/1997   $ 20,808.43             $ 23,099.21
    8/29/1997   $ 19,738.60             $ 21,805.15
    9/30/1997   $ 20,640.13             $ 22,999.35
   10/31/1997   $ 20,006.50             $ 22,231.24
   11/28/1997   $ 20,796.97             $ 23,260.37
   12/31/1997   $ 21,126.34             $ 23,659.84
    1/30/1998   $ 21,540.83             $ 23,921.53
    2/27/1998   $ 22,886.33             $ 25,646.86
    3/31/1998   $ 23,946.16             $ 26,960.21
    4/30/1998   $ 24,310.53             $ 27,231.45
    5/29/1998   $ 23,958.94             $ 26,763.40
    6/30/1998   $ 24,961.92             $ 27,850.50
    7/31/1998   $ 24,884.72             $ 27,553.94
    8/31/1998   $ 21,622.94             $ 23,570.27
    9/30/1998   $ 22,997.77             $ 25,080.19
   10/30/1998   $ 24,448.84             $ 27,120.26
   11/30/1998   $ 25,977.30             $ 28,763.96
   12/31/1998   $ 27,219.27             $ 30,421.49
    1/29/1999   $ 28,188.07             $ 31,693.60
    2/26/1999   $ 27,338.71             $ 30,708.60
    3/31/1999   $ 28,041.43             $ 31,937.20
    4/30/1999   $ 28,733.48             $ 33,173.99
    5/28/1999   $ 28,261.02             $ 32,390.57
    6/30/1999   $ 29,826.12             $ 34,188.22
    7/30/1999   $ 28,820.37             $ 33,120.71
    8/31/1999   $ 28,447.38             $ 32,956.85
    9/30/1999   $ 27,578.84             $ 32,053.37
   10/29/1999   $ 29,239.97             $ 34,081.73
   11/30/1999   $ 29,666.93             $ 34,774.55
   12/31/1999   $ 31,195.98             $ 36,822.64
    1/31/2000   $ 29,638.21             $ 34,972.58
    2/29/2000   $ 29,001.56             $ 34,310.56
    3/31/2000   $ 31,549.52             $ 37,666.95
    4/28/2000   $ 30,769.94             $ 36,533.88
    5/31/2000   $ 29,888.66             $ 35,784.31
    6/30/2000   $ 30,638.42             $ 36,666.51
    7/31/2000   $ 29,817.87             $ 36,093.26
    8/31/2000   $ 31,798.04             $ 38,335.17
    9/29/2000   $ 29,431.33             $ 36,311.33
   10/31/2000   $ 28,359.87             $ 36,157.82
   11/30/2000   $ 25,183.29             $ 33,307.15
   12/29/2000   $ 25,328.63             $ 33,470.17
    1/31/2001   $ 25,545.11             $ 34,657.66
    2/28/2001   $ 22,436.40             $ 31,497.52
    3/30/2001   $ 20,844.81             $ 29,502.13
    4/30/2001   $ 22,769.75             $ 31,794.75
    5/31/2001   $ 22,639.68             $ 32,007.77
    6/30/2001   $ 22,071.74             $ 31,228.75
    7/31/2001   $ 21,568.53             $ 30,921.33
    8/31/2001   $ 19,946.12             $ 28,985.60
    9/30/2001   $ 19,062.04             $ 26,644.94
   10/31/2001   $ 19,287.72             $ 27,153.03
   11/30/2001   $ 20,450.89             $ 29,235.84
   12/31/2001   $ 20,502.97             $ 29,491.96
    1/31/2002   $ 19,808.55             $ 29,061.58
    2/28/2002   $ 19,322.45             $ 28,501.12
    3/31/2002   $ 20,207.84             $ 29,573.03
    4/30/2002   $ 19,200.92             $ 27,780.08
    5/31/2002   $ 20,546.37             $ 27,575.42
    6/30/2002   $ 18,402.33             $ 25,610.96
    7/31/2002   $ 15,971.83             $ 23,614.72
    8/31/2002   $ 16,266.96             $ 23,769.76
    9/30/2002   $ 14,834.71             $ 21,186.47
   10/31/2002   $ 15,572.54             $ 23,051.23
   11/30/2002   $ 15,633.30             $ 24,408.00
   12/31/2002   $ 15,051.72             $ 22,974.08
    1/31/2003   $ 14,852.07             $ 22,372.25
    2/28/2003   $ 14,609.02             $ 22,036.57
    3/31/2003   $ 14,826.03             $ 22,250.53
    4/30/2003   $ 15,945.79             $ 24,083.31
    5/31/2003   $ 16,657.58             $ 25,352.20
    6/30/2003   $ 16,622.86             $ 25,675.61
    7/31/2003   $ 17,030.84             $ 26,128.31
    8/31/2003   $ 17,612.42             $ 26,637.87
    9/30/2003   $ 17,369.37             $ 26,354.99
   10/31/2003   $ 18,671.42             $ 27,845.89
   11/30/2003   $ 19,339.81             $ 28,090.89
   12/31/2003   $ 19,765.14             $ 29,564.10
    1/31/2004   $ 19,825.91             $ 30,106.75
    2/29/2004   $ 20,086.32             $ 30,525.22
    3/31/2004   $ 19,938.75             $ 30,064.70
    4/30/2004   $ 18,818.99             $ 29,592.74
    5/31/2004   $ 19,053.36             $ 29,998.83
    6/30/2004   $ 19,556.82             $ 30,582.16
----------------------------------------------------



 AVERAGE ANNUAL PERFORMANCE                         For the Years Ended
                                                                   June 30, 2004

                                           One Year  Five Year  Ten Year
  All American Equity Fund                  17.65%    (8.09)%     6.93%
  ----------------------------------------------------------------------
  S&P 500 Index                             19.11%    (2.20)%    11.83%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Adviser limited the fund's total operating expenses to 1.75% for the year ended June 30, 2004.

 ALL AMERICAN EQUITY FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The S&P 500 had a very good year, as investors focused on the strong earnings growth delivered by the market. With the economy improving and earnings growing, investors became more bullish on the markets. In addition, the presidential election cycle favored a positive market environment. Slowly but surely, the employment picture improved and there was finally evidence of wage growth--additional bullish signs for the market overall.

It was generally acknowledged at the end of 2003 that the risk bubble basically deflated. The spread between junk bonds and Treasury securities was cut in half by the end of 2003, while the spread between A-rated corporate bonds and Treasury issues fell to less than 1 percent.

Uncertainty about the outcome of the election and the continued turmoil in Iraq led to some moderation in the market's advance. In addition, the Federal Reserve raised the Fed funds rate by 25 basis points on June 30, 2004 and is expected to continue a measured pace of interest rate increases in the future.

INVESTMENT HIGHLIGHTS

The first half of the fiscal year was marked by a sense of optimism about the economy and the outlook for corporate profits. The market was particularly strong in the fourth quarter of 2003, when the S&P 500 returned 12.2 percent. The economically sensitive sectors were the best performers during the year, with materials, energy, industrials and technology all returning more than 20 percent.

As we entered 2004, investors seemed to prefer stocks with a lower risk profile, as larger names started outperforming the smaller caps. Fears about a growing federal deficit, a more cautious consumer and the lack of solid job growth led to a meager 1.7 percent gain in the S&P 500 in the first quarter of 2004.

The second quarter of 2004 was met with rising rates across the yield curve, particularly at the short end. It seemed that quality was the watchword of the quarter as the larger names continued their outperformance.

The All American Equity Fund's portfolio was consistently overweighted in the basic material, energy and industrial sectors during the past year. The fund team underweighted the information technology and financial

 ALL AMERICAN EQUITY FUND


sectors entering 2004. The portfolio's basic material exposure was primarily in the gold sector for most of the year. Studies have shown healthcare to be the best performing sector in a rising rate environment, so we continued to overweight that sector. Technology was less emphasized due to valuation, and financials were less emphasized due to that sector's tendency to underperform in a rising rate environment.

CURRENT OUTLOOK

With the markets nervous about many things, stock selection will be key to performance over the next 12 months. While the presidential election cycle should drive the overall market in the first half of the fiscal year, it could work against the market in the second half. The dollar should continue to be weak even in the face of rising rates, as the deficit continues to loom over the strength in the dollar. As we get closer to the election, and it becomes clearer who may win, the market's direction will likely be decided.

 ALL AMERICAN EQUITY FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     June 30, 2004

   CITIGROUP, INC.                                          2.20%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   WHEATON RIVER MINERALS LTD.                              2.16%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   GENERAL ELECTRIC CO.                                     2.10%
     HOUSEHOLD APPLIANCES
   ---------------------------------------------------------------
   ELI LILLY & CO.                                          1.91%
     PHARMACEUTICALS
   ---------------------------------------------------------------
   LEGG MASON, INC.                                         1.90%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   MICROSOFT CORP.                                          1.89%
     DATA PROCESSING & SOFTWARE
   ---------------------------------------------------------------
   PFIZER, INC.                                             1.65%
     PHARMACEUTICALS
   ---------------------------------------------------------------
   CISCO SYSTEMS, INC.                                      1.42%
     COMPUTER & OFFICE EQUIPMENT
   ---------------------------------------------------------------
   AMGEN, INC.                                              1.36%
     BIOTECHNOLOGY
   ---------------------------------------------------------------
   VCA ANTECH, INC.                                         1.34%
     HEALTHCARE EQUIPMENT & FACILITIES


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           June 30, 2004

   FINANCIAL SERVICES                                       8.13%
   PHARMACEUTICALS                                          7.39%
   INSURANCE                                                6.72%
   RETAIL                                                   6.56%
   METAL & MINERAL MINING                                   6.26%

 CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Korea, Taiwan and other Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

 CHINA REGION OPPORTUNITY FUND

[Graphic: Line graph created from data points in following table.]

              CHINA REGION       MORGAN STANLEY CAPITAL    IFC EMERGING MARKETS
   DATE     OPPORTUNITY FUND      FAR EAST FREE ex         INVESTABLE TOTAL
                                     JAPAN INDEX                CHINA INDEX
 --------      ----------------  ------------------        ------------------

6/30/1994      $  10,000.00           $10,000.00               $10,000.00
7/29/1994      $  10,529.03           $11,265.35               $10,544.26
8/31/1994      $  11,174.19           $12,039.56               $11,385.57
9/30/1994      $  11,251.61           $12,343.11               $11,182.79
10/31/1994     $  11,032.01           $12,193.04               $11,387.56
11/30/1994     $   9,804.79           $10,362.67               $10,287.08
12/30/1994     $   9,158.89           $ 8,893.82               $10,018.51
1/31/1995      $   8,190.04           $ 7,557.98               $ 8,932.27
2/28/1995      $   8,577.58           $ 8,412.92               $ 9,822.85
3/31/1995      $   8,551.74           $ 8,550.48               $ 9,841.36
4/28/1995      $   8,202.96           $ 7,492.04               $ 9,728.01
5/31/1995      $   8,939.28           $ 8,614.14               $10,897.41
6/30/1995      $   8,719.68           $ 8,390.18               $10,719.41
7/31/1995      $   9,007.28           $ 8,776.72               $10,871.50
8/31/1995      $   8,902.70           $ 8,367.44               $10,337.49
9/29/1995      $   8,837.33           $ 8,185.54               $10,503.16
10/31/1995     $   8,523.12           $ 7,730.79               $10,329.49
11/30/1995     $   8,038.70           $ 6,991.81               $10,206.94
12/29/1995     $   7,868.50           $ 6,628.01               $10,700.87
1/31/1996      $   8,459.62           $ 7,537.52               $11,667.18
2/29/1996      $   8,617.26           $ 7,753.52               $11,610.42
3/29/1996      $   8,380.81           $ 7,344.25               $11,681.93
4/30/1996      $   8,341.40           $ 7,253.30               $11,987.81
5/31/1996      $   8,433.35           $ 7,446.57               $11,850.79
6/28/1996      $   8,538.44           $ 7,423.83               $11,595.95
7/31/1996      $   8,432.21           $ 7,219.19               $10,740.32
8/30/1996      $   8,445.49           $ 7,514.78               $11,108.03
9/30/1996      $   8,485.32           $ 7,480.67               $11,374.46
10/31/1996     $   8,512.01           $ 7,412.46               $11,146.53
11/29/1996     $   9,179.09           $ 8,105.96               $11,771.22
12/31/1996     $  10,059.64           $ 9,331.51               $11,683.47
1/31/1997      $  10,032.96           $ 9,249.66               $11,837.78
2/28/1997      $  10,313.14           $ 9,507.73               $11,870.16
3/31/1997      $  10,166.38           $ 9,205.32               $11,192.24
4/30/1997      $  10,766.75           $10,544.57               $10,890.18
5/30/1997      $  11,327.11           $10,401.32               $11,419.66
6/30/1997      $  11,473.86           $10,524.10               $11,705.83
7/31/1997      $  12,327.73           $12,152.12               $11,740.72
8/29/1997      $  12,474.49           $14,084.81               $ 9,562.26
9/30/1997      $  11,767.38           $11,175.53               $ 9,476.87
10/31/1997     $   8,938.94           $ 9,164.39               $ 7,149.12
11/28/1997     $   8,071.73           $ 7,248.75               $ 6,683.07
12/31/1997     $   7,800.89           $ 7,103.23               $ 6,369.45
1/30/1998      $   6,092.77           $ 5,050.02               $ 5,819.95
2/27/1998      $   7,787.44           $ 6,946.34               $ 9,991.63
3/31/1998      $   7,787.44           $ 6,521.15               $ 6,956.08
4/30/1998      $   7,155.30           $ 5,717.37               $ 6,226.67
5/29/1998      $   6,348.31           $ 5,311.51               $ 5,245.44
6/30/1998      $   5,500.98           $ 4,723.74               $ 4,659.49
7/31/1998      $   4,653.64           $ 3,669.85               $ 4,518.34
8/31/1998      $   3,833.20           $ 2,851.30               $ 3,807.42
9/30/1998      $   4,653.64           $ 3,799.45               $ 4,208.08
10/30/1998     $   5,285.78           $ 3,773.31               $ 5,348.40
11/30/1998     $   5,447.18           $ 3,829.01               $ 5,825.84
12/31/1998     $   5,205.08           $ 3,487.95               $ 5,898.89
1/29/1999      $   4,554.44           $ 3,044.57               $ 5,697.62
2/26/1999      $   4,527.33           $ 3,070.71               $ 5,586.92
3/31/1999      $   5,015.31           $ 3,219.65               $ 6,194.81
4/30/1999      $   6,059.04           $ 4,138.24               $ 7,617.42
5/28/1999      $   5,909.93           $ 4,024.56               $ 7,264.75
6/30/1999      $   7,563.63           $ 5,508.19               $ 8,512.39
7/30/1999      $   7,184.09           $ 5,287.63               $ 8,171.48
8/31/1999      $   7,224.76           $ 5,367.21               $ 8,296.68
9/30/1999      $   6,845.22           $ 5,096.64               $ 7,625.20
10/29/1999     $   6,777.45           $ 5,088.68               $ 7,984.14
11/30/1999     $   7,509.41           $ 6,517.74               $ 8,773.35
12/31/1999     $   8,105.83           $ 7,158.94               $ 9,402.88
1/31/2000      $   8,146.49           $ 7,215.78               $ 9,188.65
2/29/2000      $   8,688.69           $ 9,048.43               $ 8,695.12
3/31/2000      $   9,027.56           $ 9,105.28               $ 9,084.87
4/28/2000      $   8,105.83           $ 7,753.52               $ 8,334.47
5/31/2000      $   7,672.07           $ 7,844.48               $ 7,646.30
6/30/2000      $   8,282.04           $ 9,038.20               $ 7,991.71
7/31/2000      $   8,322.70           $ 8,926.79               $ 7,694.24
8/31/2000      $   8,146.49           $ 8,749.43               $ 7,590.03
9/29/2000      $   7,468.75           $ 7,775.13               $ 6,703.89
10/31/2000     $   6,804.56           $ 7,413.60               $ 6,173.05
11/30/2000     $   6,438.57           $ 6,383.58               $ 5,858.37
12/29/2000     $   6,575.48           $ 6,507.50               $ 5,841.42
1/31/2001      $   6,850.03           $ 7,227.15               $ 6,622.69
2/28/2001      $   6,506.84           $ 6,808.78               $ 6,297.88
3/30/2001      $   6,451.93           $ 6,128.92               $ 5,608.05
4/30/2001      $   6,712.75           $ 6,906.55               $ 5,616.51
5/31/2001      $   6,932.39           $ 7,319.24               $ 5,561.52
6/30/2001      $   6,753.94           $ 7,446.57               $ 5,435.15
7/31/2001      $   6,191.11           $ 6,457.48               $ 5,218.36
8/31/2001      $   5,710.65           $ 5,185.31               $ 5,124.37
9/30/2001      $   5,065.45           $ 4,940.88               $ 4,302.55
10/31/2001     $   5,257.64           $ 5,013.64               $ 4,517.80
11/30/2001     $   5,628.28           $ 5,361.53               $ 5,133.23
12/31/2001     $   5,710.65           $ 5,343.34               $ 5,596.89
1/31/2002      $   5,847.92           $ 4,961.35               $ 5,822.31
2/28/2002      $   5,779.28           $ 5,052.30               $ 5,831.40
3/31/2002      $   6,067.56           $ 5,297.86               $ 6,243.45
4/30/2002      $   6,232.29           $ 5,442.25               $ 6,317.30
5/31/2002      $   6,218.56           $ 5,476.35               $ 6,172.33
6/30/2002      $   6,012.65           $ 5,341.06               $ 5,832.42
7/31/2002      $   5,614.55           $ 5,125.06               $ 5,607.31
8/31/2002      $   5,408.64           $ 5,027.29               $ 5,473.68
9/30/2002      $   4,955.63           $ 4,660.07               $ 4,841.85
10/31/2002     $   4,996.81           $ 4,621.42               $ 5,099.05
11/30/2002     $   5,230.18           $ 4,822.65               $ 5,349.28
12/31/2002     $   5,010.54           $ 4,672.58               $ 4,978.44
1/31/2003      $   5,161.54           $ 4,923.83               $ 5,037.17
2/28/2003      $   5,161.54           $ 4,819.24               $ 4,789.90
3/31/2003      $   4,941.90           $ 4,633.92               $ 4,560.29
4/30/2003      $   4,969.36           $ 4,649.84               $ 4,704.74
5/31/2003      $   5,532.19           $ 5,204.64               $ 5,088.49
6/30/2003      $   5,724.37           $ 5,543.43               $ 5,375.28
7/31/2003      $   6,259.75           $ 6,075.49               $ 5,823.39
8/31/2003      $   6,740.21           $ 6,457.48               $ 6,234.54
9/30/2003      $   6,959.85           $ 6,502.96               $ 6,249.69
10/31/2003     $   8,154.14           $ 7,455.66               $ 6,774.66
11/30/2003     $   8,387.51           $ 7,601.18               $ 6,666.30
12/31/2003     $   9,075.82           $ 8,595.95               $ 7,008.29
1/31/2004      $   9,131.16           $ 8,582.31               $ 7,461.12
2/29/2004      $   9,643.06           $ 9,115.51               $ 7,729.32
3/31/2004      $   9,324.85           $ 8,362.89               $ 7,554.57
4/30/2004      $   8,384.07           $ 7,212.37               $ 7,096.69
5/31/2004      $   8,342.56           $ 7,687.59               $ 6,901.71
6/30/2004      $   8,107.37           $ 7,679.63               $ 6,822.77
----------------------------------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                                  For the Years Ended
                                                                   June 30, 2004

                                           One Year  Five Year   Ten Year
  China Region Opportunity Fund
    (Inception 02/10/94)                    41.63%     1.40%     (2.07)%
  -----------------------------------------------------------------------
  Hang Seng Composite Index                 36.03%      n/a        n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far East Free ex
    Japan Index*                            26.93%    (4.33)%    (3.75)%
  -----------------------------------------------------------------------
  IFC Emerging Markets Investable Total
    China Index                             38.54%     6.87%     (2.60)%

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens.


 CHINA REGION OPPORTUNITY FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

In general, the Asian stock markets experienced most of their gains in the first half of the year and were weak in the second half. Excitement about the growth opportunities in China, as well as the strong economic numbers coming out of the country, drove performance for the first half of the period under review. Concerns about an overheating economy and a possible "hard landing" scenario contributed to the second-half weakness.

Critical drivers for the year include:

1. More weakness in the U.S. dollar, which was good for exports.

2. Continued terrorism in Iraq, which caused the price of oil to increase sharply.

3. Strong investment in industries performing the build-out of China's infrastructure, which drove the price of commodities higher.

4. Talks about a hard landing in China and the possible impact that would have on countries that export to China.

Elections in Taiwan and the Philippines--and the possible impeachment of South Korea's president--added moments of nervousness during the year. All is now quiet on that front, with no real surprises.

INVESTMENT HIGHLIGHTS

The fund benefited in the first half of the year from substantial positions in the basic materials and energy sectors. This was definitely the place to be through December 2003. Those areas have been weaker in the second half of the year. The fund focused primarily on China-related plays, and this contributed strongly to the fund's performance for the year. In the third and fourth quarters, these two sectors started to underperform the broader market, as concerns about a slowdown or crash in China produced a lot of fear in China-related stocks. Other markets in the region were also affected, as much of their GDP growth comes from exports to China. As the fiscal year closed, it appeared that the preliminary steps China took to slow down its economy started to have the desired effect. Interest in these markets started to pick up once again.

CURRENT OUTLOOK

As China goes, so goes the region. China should be able to avoid a hard landing and continue to produce GDP growth in the 7 to 8 percent range. This is a level that the government is comfortable with and would not

 CHINA REGION OPPORTUNITY FUND


produce runaway inflation. As the consumer starts to be a bigger part of GDP, the fund will tilt the portfolio away from production-related names and toward consumption-related stocks.

 PORTFOLIO PROFILE                                     June 30, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     People's Republic of China                            29.97%
   ---------------------------------------------------------------
     United States                                         24.68%
   ---------------------------------------------------------------
     Hong Kong                                             19.42%
   ---------------------------------------------------------------
     Canada                                                11.93%
   ---------------------------------------------------------------
     Taiwan                                                 4.05%
   ---------------------------------------------------------------
     Other Foreign                                          9.95%

 CHINA REGION OPPORTUNITY FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2004

   HSBC HOLDINGS PLC                                        2.76%
     BANKING & FINANCIAL SERVICES
   ---------------------------------------------------------------
   PHILIPPINE LONG DISTANCE TELEPHONE CO.                   2.64%
     TELECOMMUNICATIONS
   ---------------------------------------------------------------
   SAMSUNG ELECTRONICS                                      2.61%
     ELECTRONIC EQUIPMENT
   ---------------------------------------------------------------
   LI & FUNG LTD.                                           2.59%
     APPAREL
   ---------------------------------------------------------------
   WING HANG BANK LTD.                                      2.34%
     BANKING & FINANCIAL SERVICES
   ---------------------------------------------------------------
   TECHTRONIC INDUSTRIES CO., LTD.                          2.02%
     ELECTRONIC EQUIPMENT
   ---------------------------------------------------------------
   STERLING GROUP VENTURES, INC.                            2.00%
     NATURAL RESOURCES
   ---------------------------------------------------------------
   BEIJING DATANG POWER GENERATION CO., LTD.                1.98%
     UTILITIES
   ---------------------------------------------------------------
   CAPITAL ALLIANCE GROUP, INC.                             1.97%
     EDUCATION
   ---------------------------------------------------------------
   THE BANK OF EAST ASIA LTD.                               1.94%
     BANKING & FINANCIAL SERVICES


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           June 30, 2004

   NATURAL RESOURCES                                       12.87%
   BANKING & FINANCIAL SERVICES                             9.13%
   ELECTRONIC EQUIPMENT                                     8.74%
   TELECOMMUNICATIONS                                       6.23%
   INVESTMENT TRUSTS                                        5.33%

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE

 GLOBAL RESOURCES FUND

[Graphic: Line graph created from data points in following table.]

              GLOBAL RESOURCES     S&P 500       S&P ENERGY AND
   DATE             FUND            INDEX       MATERIALS INDEX
 --------      ----------------  ----------     ---------------

6/30/1994      $ 10,000.00       $ 10,000.00       $ 10,000.00
7/29/1994      $ 10,296.17       $ 10,328.37       $ 10,483.79
8/31/1994      $ 10,609.76       $ 10,751.83       $ 10,642.49
9/30/1994      $ 11,027.87       $ 10,488.91       $ 10,452.31
10/31/1994     $ 10,853.66       $ 10,724.56       $ 10,939.71
11/30/1994     $ 10,226.48       $ 10,333.91       $ 10,327.46
12/30/1994     $ 10,226.48       $ 10,487.27       $ 10,359.01
1/31/1995      $  9,693.09       $ 10,759.24       $ 10,379.86
2/28/1995      $  9,803.44       $ 11,178.55       $ 10,867.57
3/31/1995      $ 10,079.34       $ 11,508.39       $ 11,436.03
4/28/1995      $ 10,355.23       $ 11,847.27       $ 11,698.47
5/31/1995      $ 10,483.98       $ 12,320.79       $ 12,157.52
6/30/1995      $ 10,594.34       $ 12,606.97       $ 11,990.25
7/31/1995      $ 10,888.63       $ 13,025.05       $ 12,364.03
8/31/1995      $ 11,054.16       $ 13,057.79       $ 12,089.04
9/29/1995      $ 11,017.38       $ 13,608.85       $ 12,297.97
10/31/1995     $ 10,520.77       $ 13,560.21       $ 12,079.52
11/30/1995     $ 10,631.13       $ 14,155.49       $ 12,703.81
12/29/1995     $ 11,146.13       $ 14,428.15       $ 13,240.47
1/31/1996      $ 11,556.19       $ 14,919.23       $ 13,490.89
2/29/1996      $ 11,686.66       $ 15,057.55       $ 13,562.89
3/29/1996      $ 12,339.03       $ 15,202.49       $ 14,278.59
4/30/1996      $ 13,065.95       $ 15,426.63       $ 14,554.76
5/31/1996      $ 13,270.98       $ 15,824.47       $ 14,648.40
6/28/1996      $ 13,010.03       $ 15,884.84       $ 14,526.57
7/31/1996      $ 12,450.86       $ 15,183.04       $ 14,028.43
8/30/1996      $ 12,898.20       $ 15,503.32       $ 14,355.37
9/30/1996      $ 13,420.09       $ 16,375.92       $ 14,935.54
10/31/1996     $ 14,053.81       $ 16,827.58       $ 15,607.56
11/29/1996     $ 14,799.37       $ 18,099.52       $ 16,363.94
12/31/1996     $ 14,948.49       $ 17,740.89       $ 16,275.56
1/31/1997      $ 15,497.44       $ 18,849.25       $ 16,965.73
2/28/1997      $ 14,652.90       $ 18,996.99       $ 16,619.02
3/31/1997      $ 14,547.33       $ 18,216.76       $ 16,979.81
4/30/1997      $ 14,167.28       $ 19,303.93       $ 17,227.21
5/30/1997      $ 15,518.56       $ 20,479.22       $ 18,433.87
6/30/1997      $ 15,476.33       $ 21,396.72       $ 19,099.19
7/31/1997      $ 16,785.38       $ 23,099.21       $ 20,497.60
8/29/1997      $ 17,714.38       $ 21,805.15       $ 19,792.75
9/30/1997      $ 19,276.79       $ 22,999.35       $ 20,800.06
10/31/1997     $ 18,263.33       $ 22,231.24       $ 19,868.58
11/28/1997     $ 15,328.53       $ 23,260.37       $ 19,697.14
12/31/1997     $ 14,536.77       $ 23,659.84       $ 19,571.55
1/30/1998      $ 12,810.83       $ 23,921.53       $ 18,788.84
2/27/1998      $ 13,102.54       $ 25,646.86       $ 20,044.37
3/31/1998      $ 13,078.23       $ 26,960.21       $ 20,967.16
4/30/1998      $ 12,737.91       $ 27,231.45       $ 21,719.52
5/29/1998      $ 11,595.38       $ 26,763.40       $ 21,067.02
6/30/1998      $ 10,866.11       $ 27,850.50       $ 20,629.12
7/31/1998      $ 10,015.30       $ 27,553.94       $ 19,289.32
8/31/1998      $  8,410.91       $ 23,570.27       $ 17,020.30
9/30/1998      $  9,310.34       $ 25,080.19       $ 19,010.02
10/30/1998     $  9,650.66       $ 27,120.26       $ 19,365.34
11/30/1998     $  9,383.27       $ 28,763.96       $ 19,674.55
12/31/1998     $  8,937.65       $ 30,421.49       $ 19,317.17
1/29/1999      $  8,495.97       $ 31,693.60       $ 18,196.38
2/26/1999      $  8,418.02       $ 30,708.60       $ 18,191.93
3/31/1999      $  9,249.43       $ 31,937.20       $ 20,195.88
4/30/1999      $ 10,782.34       $ 33,173.99       $ 23,709.26
5/28/1999      $ 10,262.71       $ 32,390.57       $ 22,782.96
6/30/1999      $ 10,418.60       $ 34,188.22       $ 23,275.73
7/30/1999      $ 10,444.58       $ 33,120.71       $ 23,371.13
8/31/1999      $ 10,314.68       $ 32,956.85       $ 23,381.92
9/30/1999      $  9,950.93       $ 32,053.37       $ 22,518.02
10/29/1999     $  9,743.08       $ 34,081.73       $ 22,440.58
11/30/1999     $  9,769.06       $ 34,774.55       $ 22,643.11
12/31/1999     $ 10,236.73       $ 36,822.64       $ 23,423.03
1/31/2000      $  9,898.97       $ 34,972.58       $ 22,326.36
2/29/2000      $  9,353.36       $ 34,310.56       $ 20,776.76
3/31/2000      $ 10,366.64       $ 37,666.95       $ 22,922.17
4/28/2000      $ 10,210.75       $ 36,533.88       $ 22,487.59
5/31/2000      $ 10,730.38       $ 35,784.31       $ 23,858.99
6/30/2000      $ 10,080.84       $ 36,666.51       $ 22,337.80
7/31/2000      $  9,898.97       $ 36,093.26       $ 22,023.44
8/31/2000      $ 10,990.20       $ 38,335.17       $ 23,331.56
9/29/2000      $ 10,964.21       $ 36,311.33       $ 23,166.76
10/31/2000     $ 10,548.51       $ 36,157.82       $ 23,509.40
11/30/2000     $ 10,028.88       $ 33,307.15       $ 22,882.15
12/29/2000     $ 11,327.96       $ 33,470.17       $ 24,821.63
1/31/2001      $ 10,964.21       $ 34,657.66       $ 24,108.71
2/28/2001      $ 10,782.34       $ 31,497.52       $ 23,888.43
3/30/2001      $ 10,626.45       $ 29,502.13       $ 23,314.78
4/30/2001      $ 11,587.77       $ 31,794.75       $ 25,714.47
5/31/2001      $ 11,457.86       $ 32,007.77       $ 26,148.46
6/30/2001      $ 10,418.60       $ 31,228.75       $ 24,583.75
7/31/2001      $ 10,002.90       $ 30,921.33       $ 24,311.53
8/31/2001      $  9,639.16       $ 28,985.60       $ 23,684.16
9/30/2001      $  9,015.60       $ 26,644.94       $ 21,775.71
10/31/2001     $  9,613.17       $ 27,153.03       $ 22,422.78
11/30/2001     $  9,691.12       $ 29,235.84       $ 22,630.97
12/31/2001     $  9,795.04       $ 29,491.96       $ 23,316.04
1/31/2002      $  9,821.03       $ 29,061.58       $ 23,139.95
2/28/2002      $ 10,366.64       $ 28,501.12       $ 24,220.31
3/31/2002      $ 11,327.96       $ 29,573.03       $ 25,601.95
4/30/2002      $ 12,029.46       $ 27,780.08       $ 24,322.02
5/31/2002      $ 14,471.72       $ 27,575.42       $ 24,812.15
6/30/2002      $ 12,808.90       $ 25,610.96       $ 24,617.85
7/31/2002      $  9,950.93       $ 23,614.72       $ 21,599.53
8/31/2002      $ 10,444.58       $ 23,769.76       $ 21,587.16
9/30/2002      $ 10,236.73       $ 21,186.47       $ 19,454.60
10/31/2002     $  9,561.21       $ 23,051.23       $ 20,150.54
11/30/2002     $  9,924.95       $ 24,408.00       $ 21,402.95
12/31/2002     $ 11,537.10       $ 22,974.08       $ 21,137.27
1/31/2003      $ 12,200.15       $ 22,372.25       $ 20,442.08
2/28/2003      $ 12,438.85       $ 22,036.57       $ 20,584.68
3/31/2003      $ 12,014.50       $ 22,250.53       $ 20,769.50
4/30/2003      $ 11,987.97       $ 24,083.31       $ 21,290.33
5/31/2003      $ 13,393.64       $ 25,352.20       $ 22,777.21
6/30/2003      $ 13,632.34       $ 25,675.61       $ 22,672.97
7/31/2003      $ 14,295.39       $ 26,128.31       $ 22,823.27
8/31/2003      $ 16,098.89       $ 26,637.87       $ 24,031.56
9/30/2003      $ 16,947.60       $ 26,354.99       $ 23,292.07
10/31/2003     $ 19,758.94       $ 27,845.89       $ 24,076.86
11/30/2003     $ 21,323.74       $ 28,090.89       $ 24,309.56
12/31/2003     $ 23,023.54       $ 29,564.10       $ 27,410.51
1/31/2004      $ 22,538.83       $ 30,106.75       $ 27,261.02
2/29/2004      $ 23,723.67       $ 30,525.22       $ 28,542.76
3/31/2004      $ 24,343.01       $ 30,064.70       $ 28,254.10
4/30/2004      $ 21,973.34       $ 29,592.74       $ 28,182.15
5/31/2004      $ 22,000.27       $ 29,998.83       $ 28,503.18
6/30/2004      $ 22,592.69       $ 30,582.16       $ 29,976.00
--------------------------------------------------------------


 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                           June 30, 2004

                                           One Year  Five Year   Ten Year
  Global Resources Fund                     65.73%    16.72%       8.48%
  -----------------------------------------------------------------------
  S&P 500 Index                             19.11%    (2.20)%     11.83%
  -----------------------------------------------------------------------
  S&P Energy and Materials Index            32.21%     5.19%      11.60%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials Index is a combination of the S&P Energy Index and the S&P Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights.

 GLOBAL RESOURCES FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The global environment of the past year saw a remarkable recovery from the turn of the millennium when economic growth was trending lower and, in some instances, turning negative. Few things are a better reflection of economic growth than the performance of equity markets across the globe. Largely all developed economy equity markets experienced solid gains, with the Nikkei 225 in Japan leading the way up 31.73 percent during the past year. Europe was not far behind, with gains of more than 20 percent across the board. The U.S. markets also performed well, gaining over 19 percent.

The Japanese market's gain is most intriguing following an 80 percent market value decline that has taken place since the beginning of the past decade. A market rally of more than 30 percent in 12 months is not uncommon for the Nikkei 225 during this time, but the overriding trend has always taken equities lower. Although the broad Japanese index has yet to break its downtrend, it appears census and economic trends may be turning in the island nation's favor. The emergence of a younger Japanese generation willing to spend money Western-style, and the spectacular growth of China, may lead Japan out of the deflationary spiral that has gripped the country.

China's story has not changed dramatically since the summer of last year. Industrial demand for commodities has remained ravenous, as the country is experiencing an industrial boom not experienced across the globe since the early half of the 20th century. The Chinese consumer continues to open his pocketbook as piles of foreign direct investment pours into the country from the coastal regions. The Chinese government has reacted to such powerful growth by implementing measures to extinguish speculative building in the basic industrial and commodity businesses. The measures include raising reserve requirements for banks and reducing export tax rebates. To date, the measures taken by the government appear to have slowed growth without slamming on the brakes.

Employment gains in the U.S. economy were the focus for most of the past 12 months. Economic growth without payroll gains helped improve corporate profits, but investors were waiting for an addition of jobs to declare the U.S. economy in full recovery. This didn't occur until the beginning of 2004 and brought with it the possibility of a change in interest rate policy by the Federal Reserve. Alan Greenspan met the market's expectations when he led his policy committee to raise the Fed Funds rate 25 basis points in June.

 GLOBAL RESOURCES FUND


INVESTMENT HIGHLIGHTS

Resources stocks were the talk of global financial markets over the past year, and the Global Resources Fund had dramatic gains. The sector took its cue from economic gains across the world, especially in China, which absorbed excess commodity inventories across the globe. For several commodities, China accounted for the entire growth in demand from the previous year. Although commodity producers expected demand to pick up over the past 12 months, the rate of growth was stunning. The Chinese economy experienced GDP growth in excess of 9 percent and Industrial Production growth near 20 percent year-over-year. This strong growth in demand, coupled with underinvestment by producers, left commodity supply thin. The result was an amplified commodity cycle.

The confluence of China's growth in demand, developed economic pickup and straining supply growth pushed commodity prices up. Nickel, used in making stainless steel, was the best example. The Chinese appetite for stainless steel used in construction left supply short and pushed prices up 85.77 percent. Copper also enjoyed strong price performance, gaining 61 percent. The supply-and-demand dynamic also pushed lead, zinc, platinum and palladium prices higher. Aluminum prices rose 30 percent in spite of overinvestment in production in China, which until recently kept inventories lofty.

Gold and silver outperformed over the last year, driven by weakness in the U.S. dollar. Gold and the dollar have a strong inverse correlation that took gold prices as high as $420 per ounce. The weakness in the U.S. dollar was a result of ballooning budget deficits, stemming from tax cuts implemented over the past two years and the costly war in Iraq. Part of the strength in gold can also be attributed to a terrorism premium world markets have dealt with since the 9/11 attacks.

The energy commodities didn't disappoint investors either, with gains of 23 percent for crude oil and 14 percent for natural gas. The continued terrorist attacks and disruptions to crude oil production across the world has kept Organization for Economic Cooperation and Development (OECD) inventories tight, while China continued to set record import levels month after month. Increasing production has been tough for countries and companies alike, with few major discoveries. The next big horizon for energy explorers is in deepwater areas, where costs and risks will lead to higher selling prices.

 GLOBAL RESOURCES FUND


CURRENT OUTLOOK

U.S. Global Investors continues to believe a robust global economy and production difficulties will keep this commodity cycle extended. With the Chinese in the process of slowing their economy, and a change in interest rate policy expected across developed economies, the downside risks cannot be ignored. High commodity prices always bring marginal mining and production projects on stream, but we believe environmental interests and terror threats will slow this trend. Therefore, the investment team expects this strong commodity cycle to continue over the next year. Aside from production bottlenecks, our thesis is driven by continued demand gains across the globe, with a keen eye on China.

 GLOBAL RESOURCES FUND


 TOP 10 EQUITY* HOLDINGS BASED ON TOTAL INVESTMENTS    June 30, 2004

   NORTHERN ORION RESOURCES, INC.                           4.31%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   ENERPLUS RESOURCES FUND                                  2.56%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   BONAVISTA ENERGY TRUST                                   2.32%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   SOUTHERN AFRICAN RESOURCES PLC                           2.14%
     PLATINUM GROUP METALS
   ---------------------------------------------------------------
   FOCUS ENERGY TRUST                                       1.99%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   VERMILLION ENERGY TRUST                                  1.81%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   ENERGY SAVINGS INCOME FUND                               1.73%
     GAS DISTRIBUTION
   ---------------------------------------------------------------
   SAN JUAN BASIN ROYALTY TRUST                             1.64%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   ALCOA, INC.                                              1.49%
     ALUMINUM
   ---------------------------------------------------------------
   SUPERIOR PLUS INCOME FUND                                1.45%
     PROPANE DISTRIBUTION


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           June 30, 2004

   OIL & GAS EXPLORATION & PRODUCTION - JUNIOR             12.05%
   OIL & GAS ROYALTY TRUSTS                                11.26%
   GOLD MINING                                              7.70%
   GOLD & COPPER MINING                                     7.53%
   OIL & GAS EQUIPMENT & SERVICES                           5.16%

*Includes convertible debentures.

 GLOBAL RESOURCES FUND


 PORTFOLIO PROFILE                                     June 30, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                61.39%
   ---------------------------------------------------------------
     United States                                         27.29%
   ---------------------------------------------------------------
     United Kingdom                                         5.55%
   ---------------------------------------------------------------
     South Africa                                           1.88%
   ---------------------------------------------------------------
     Other Foreign                                          3.89%

 GOLD AND PRECIOUS MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold Shares Funds pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE

 WORLD PRECIOUS MINERALS FUND

[Graphic: Line graph created from data points in following table.]

                WORLD PRECIOUS       TORONTO STOCK EXCHANGE
   DATE         MINERALS FUNDS    GOLD & PRECIOUS MINERALS INDEX
 --------      ----------------          ---------------
6/30/1994      $ 10,000.00                $ 10,000.00
7/29/1994      $ 10,012.80                $  9,929.03
8/31/1994      $ 10,473.45                $ 10,486.75
9/30/1994      $ 11,100.45                $ 11,827.12
10/31/1994     $ 10,492.64                $ 10,706.37
11/30/1994     $  9,168.27                $  9,244.92
12/30/1994     $  9,379.40                $  9,917.13
1/31/1995      $  8,392.09                $  8,709.93
2/28/1995      $  8,571.60                $  9,281.14
3/31/1995      $  9,558.91                $ 10,553.65
4/28/1995      $  9,821.76                $ 10,598.30
5/31/1995      $  9,802.53                $ 10,993.80
6/30/1995      $ 10,135.91                $ 11,093.96
7/31/1995      $ 10,578.27                $ 11,092.24
8/31/1995      $ 10,866.77                $ 11,262.79
9/29/1995      $ 10,860.36                $ 11,431.62
10/31/1995     $  9,744.83                $ 10,025.00
11/30/1995     $ 10,578.27                $ 11,080.59
12/29/1995     $ 10,873.18                $ 11,068.21
1/31/1996      $ 12,629.81                $ 12,713.07
2/29/1996      $ 12,969.60                $ 13,177.10
3/29/1996      $ 13,661.99                $ 13,263.94
4/30/1996      $ 14,085.13                $ 13,143.70
5/31/1996      $ 15,521.21                $ 13,971.08
6/28/1996      $ 13,540.18                $ 11,753.95
7/31/1996      $ 13,193.99                $ 11,795.31
8/30/1996      $ 14,399.27                $ 12,432.48
9/30/1996      $ 13,976.14                $ 11,778.76
10/31/1996     $ 13,610.71                $ 11,969.14
11/29/1996     $ 13,392.73                $ 12,290.99
12/31/1996     $ 12,995.24                $ 11,964.02
1/31/1997      $ 12,269.52                $ 11,448.99
2/28/1997      $ 13,517.49                $ 12,237.67
3/31/1997      $ 11,903.26                $  9,901.01
4/30/1997      $ 11,319.97                $  9,132.74
5/30/1997      $ 11,930.39                $  9,855.92
6/30/1997      $ 10,818.07                $  8,725.35
7/31/1997      $ 10,302.60                $  8,725.58
8/29/1997      $ 10,546.77                $  8,567.49
9/30/1997      $ 10,994.41                $  9,508.21
10/31/1997     $  9,149.57                $  7,775.57
11/28/1997     $  7,257.26                $  5,777.23
12/31/1997     $  7,656.75                $  6,467.94
1/30/1998      $  8,315.98                $  6,773.92
2/27/1998      $  7,876.49                $  6,600.31
3/31/1998      $  8,412.12                $  7,097.39
4/30/1998      $  8,762.34                $  7,583.52
5/29/1998      $  7,519.41                $  6,469.48
6/30/1998      $  6,770.90                $  6,001.83
7/31/1998      $  6,297.07                $  5,174.34
8/31/1998      $  4,923.67                $  3,910.37
9/30/1998      $  6,798.37                $  6,215.42
10/30/1998     $  6,709.10                $  6,322.07
11/30/1998     $  6,262.74                $  5,878.86
12/31/1998     $  6,449.52                $  5,586.42
1/29/1999      $  6,174.49                $  5,440.13
2/26/1999      $  6,043.85                $  5,118.77
3/31/1999      $  5,920.08                $  4,988.15
4/30/1999      $  6,628.29                $  5,880.13
5/28/1999      $  5,418.15                $  4,867.70
6/30/1999      $  5,356.27                $  5,183.39
7/30/1999      $  5,053.73                $  4,857.72
8/31/1999      $  5,266.88                $  5,021.86
9/30/1999      $  6,635.17                $  6,324.29
10/29/1999     $  5,954.46                $  5,431.85
11/30/1999     $  5,693.18                $  5,106.07
12/31/1999     $  5,631.30                $  4,886.69
1/31/2000      $  4,998.72                $  4,333.89
2/29/2000      $  5,081.23                $  4,218.61
3/31/2000      $  4,696.19                $  3,955.38
4/28/2000      $  4,462.41                $  4,119.74
5/31/2000      $  4,324.89                $  4,275.01
6/30/2000      $  4,421.15                $  4,366.66
7/31/2000      $  3,953.60                $  3,860.09
8/31/2000      $  4,111.74                $  4,022.72
9/29/2000      $  3,692.32                $  3,906.34
10/31/2000     $  3,300.40                $  3,491.67
11/30/2000     $  3,266.02                $  3,860.79
12/29/2000     $  3,486.73                $  4,191.17
1/31/2001      $  3,452.21                $  3,947.59
2/28/2001      $  3,445.30                $  4,124.57
3/30/2001      $  3,217.46                $  3,795.74
4/30/2001      $  3,521.25                $  4,377.52
5/31/2001      $  3,659.34                $  4,473.66
6/30/2001      $  3,645.53                $  4,339.56
7/31/2001      $  3,438.40                $  4,267.63
8/31/2001      $  3,486.73                $  4,519.74
9/30/2001      $  3,686.96                $  4,974.34
10/31/2001     $  3,638.63                $  4,602.02
11/30/2001     $  3,617.91                $  4,445.13
12/31/2001     $  3,749.10                $  4,622.38
1/31/2002      $  4,405.02                $  5,162.14
2/28/2002      $  4,826.19                $  5,398.09
3/31/2002      $  5,613.29                $  5,629.59
4/30/2002      $  6,200.17                $  6,013.23
5/31/2002      $  8,727.18                $  7,003.21
6/30/2002      $  7,201.31                $  6,077.13
7/31/2002      $  5,178.31                $  4,922.70
8/31/2002      $  5,896.37                $  5,582.28
9/30/2002      $  5,937.80                $  5,545.64
10/31/2002     $  5,150.69                $  5,045.84
11/30/2002     $  5,205.93                $  4,955.45
12/31/2002     $  6,876.54                $  5,893.79
1/31/2003      $  7,138.84                $  5,993.77
2/28/2003      $  6,876.54                $  5,597.18
3/31/2003      $  6,479.54                $  5,271.08
4/30/2003      $  6,309.40                $  5,203.80
5/31/2003      $  6,770.20                $  5,787.79
6/30/2003      $  6,911.98                $  5,945.58
7/31/2003      $  7,358.60                $  6,046.92
8/31/2003      $  8,627.57                $  6,982.78
9/30/2003      $  9,293.96                $  6,837.40
10/31/2003     $ 11,371.10                $  7,477.24
11/30/2003     $ 13,249.74                $  8,651.09
12/31/2003     $ 13,250.97                $  8,413.37
1/31/2004      $ 12,296.52                $  7,403.28
2/29/2004      $ 12,837.37
3/31/2004      $ 13,958.85
4/30/2004      $ 10,912.56
5/31/2004      $ 11,270.48
6/30/2004      $ 10,880.75
--------------------------------------------------------



 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                           June 30, 2004

                                           One Year  Five Year  Ten Year
  World Precious Minerals Fund               57.42%     15.21%   0.85%
  ----------------------------------------------------------------------
  Toronto Stock Exchange Gold & Precious
    Minerals Index*                           n/a        n/a      n/a
  ----------------------------------------------------------------------
  AMEX Gold BUGS Index*                      26.42%     22.00%    n/a

  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Toronto Stock Exchange Gold & Precious Minerals Index is a capitalization-weighted index designed to measure the performance of the gold and precious minerals sector of the TSX 300 Index. This index ceased publication in January 2004. Going forward, the AMEX Gold BUGS Index will be used for comparison. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining that do not hedge their gold production beyond 1 1/2 years. The index is not included in the graph as it had less than ten years of data.


 GOLD AND PRECIOUS MINERALS FUNDS


 GOLD SHARES FUND

[Graphic: Line graph created from data points in following table.]

                GOLD SHARE       PHILADELPHIA STOCK EXCHANGE
   DATE            FUNDS             GOLD & SILVER INDEX
 --------      ----------------       ---------------

6/30/1994      $ 10,000.00              $ 10,000.00
7/29/1994      $ 10,362.90              $  9,697.25
8/31/1994      $ 11,491.94              $ 10,302.09
9/30/1994      $ 12,862.90              $ 11,493.80
10/31/1994     $ 12,177.42              $ 10,208.56
11/30/1994     $ 10,645.16              $  8,956.08
12/30/1994     $ 11,169.35              $  9,536.10
1/31/1995      $  8,550.90              $  8,494.66
2/28/1995      $  9,041.86              $  9,066.93
3/31/1995      $  9,450.99              $ 10,658.82
4/28/1995      $  9,000.95              $ 10,221.39
5/31/1995      $  8,755.46              $ 10,513.40
6/30/1995      $  8,878.21              $ 10,531.89
7/31/1995      $  9,583.48              $ 10,406.73
8/31/1995      $  9,542.00              $ 10,766.85
9/29/1995      $  9,459.02              $ 10,902.03
10/31/1995     $  8,006.98              $  9,408.02
11/30/1995     $  8,089.95              $ 10,657.52
12/29/1995     $  8,172.93              $ 10,598.66
1/31/1996      $  9,984.45              $ 12,415.26
2/29/1996      $  9,689.55              $ 12,690.07
3/29/1996      $  9,141.88              $ 12,677.52
4/30/1996      $  9,184.01              $ 12,644.51
5/31/1996      $  9,436.78              $ 13,151.11
6/28/1996      $  7,835.90              $ 10,933.44
7/31/1996      $  7,750.73              $ 10,991.91
8/30/1996      $  7,708.14              $ 11,019.77
9/30/1996      $  7,026.76              $ 10,190.74
10/31/1996     $  6,899.00              $ 10,230.54
11/29/1996     $  6,430.55              $ 10,655.91
12/31/1996     $  6,089.86              $ 10,357.12
1/31/1997      $  5,480.87              $  9,778.08
2/28/1997      $  6,263.85              $ 10,873.92
3/31/1997      $  5,393.87              $  9,251.86
4/30/1997      $  4,958.88              $  8,342.83
5/30/1997      $  5,045.88              $  9,289.31
6/30/1997      $  4,193.30              $  8,520.33
7/31/1997      $  4,282.52              $  8,735.71
8/29/1997      $  4,327.13              $  8,827.80
9/30/1997      $  4,237.91              $  9,776.92
10/31/1997     $  3,301.11              $  7,851.85
11/28/1997     $  2,542.75              $  6,343.27
12/31/1997     $  2,596.28              $  6,646.78
1/30/1998      $  2,596.28              $  6,716.66
2/27/1998      $  2,368.53              $  6,763.91
3/31/1998      $  2,414.08              $  7,325.62
4/30/1998      $  2,550.73              $  7,889.63
5/29/1998      $  2,049.69              $  6,713.21
6/30/1998      $  1,726.30              $  6,445.91
7/31/1998      $  1,739.96              $  5,659.06
8/31/1998      $  1,339.13              $  4,402.58
9/30/1998      $  1,867.50              $  6,752.89
10/30/1998     $  1,826.50              $  6,794.61
11/30/1998     $  1,712.63              $  6,405.15
12/31/1998     $  1,739.96              $  5,865.92
1/29/1999      $  1,662.53              $  5,711.53
2/26/1999      $  1,626.09              $  5,469.42
3/31/1999      $  1,616.98              $  5,405.40
4/30/1999      $  1,799.18              $  6,649.17
5/28/1999      $  1,516.77              $  5,526.26
6/30/1999      $  1,557.77              $  6,076.43
7/30/1999      $  1,457.56              $  5,707.83
8/31/1999      $  1,534.99              $  6,177.78
9/30/1999      $  1,954.04              $  7,363.06
10/29/1999     $  1,749.07              $  6,382.08
11/30/1999     $  1,676.19              $  6,162.34
12/31/1999     $  1,694.41              $  6,247.82
1/31/2000      $  1,489.44              $  5,513.39
2/29/2000      $  1,498.55              $  5,533.46
3/31/2000      $  1,384.68              $  5,236.75
4/28/2000      $  1,275.36              $  5,074.55
5/31/2000      $  1,275.36              $  5,237.34
6/30/2000      $  1,330.02              $  5,380.94
7/31/2000      $  1,202.49              $  4,733.13
8/31/2000      $  1,275.36              $  4,905.16
9/29/2000      $  1,193.38              $  4,679.41
10/31/2000     $  1,074.95              $  4,112.31
11/30/2000     $  1,093.17              $  4,431.91
12/29/2000     $  1,188.82              $  4,840.58
1/31/2001      $  1,175.16              $  4,600.48
2/28/2001      $  1,202.49              $  4,972.47
3/30/2001      $  1,093.17              $  4,506.10
4/30/2001      $  1,238.93              $  5,222.23
5/31/2001      $  1,293.58              $  5,422.76
6/30/2001      $  1,289.03              $  5,055.67
7/31/2001      $  1,193.38              $  5,037.67
8/31/2001      $  1,225.26              $  5,392.67
9/30/2001      $  1,275.36              $  5,511.17
10/31/2001     $  1,257.15              $  5,201.65
11/30/2001     $  1,248.04              $  5,026.45
12/31/2001     $  1,320.91              $  5,206.36
1/31/2002      $  1,539.55              $  5,866.36
2/28/2002      $  1,762.74              $  6,255.96
3/31/2002      $  2,013.25              $  6,809.93
4/30/2002      $  2,213.67              $  7,104.85
5/31/2002      $  2,933.34              $  8,113.32
6/30/2002      $  2,404.97              $  6,885.29
7/31/2002      $  1,776.40              $  5,833.15
8/31/2002      $  2,054.25              $  6,743.32
9/30/2002      $  2,113.46              $  6,771.35
10/31/2002     $  1,821.95              $  6,159.65
11/30/2002     $  1,840.17              $  6,153.82
12/31/2002     $  2,395.86              $  7,464.63
1/31/2003      $  2,455.08              $  7,487.97
2/28/2003      $  2,300.21              $  7,046.02
3/31/2003      $  2,154.46              $  6,555.42
4/30/2003      $  2,058.80              $  6,399.36
5/31/2003      $  2,291.10              $  7,208.64
6/30/2003      $  2,359.42              $  7,720.34
7/31/2003      $  2,482.41              $  7,964.76
8/31/2003      $  2,887.79              $  8,966.50
9/30/2003      $  3,015.33              $  8,983.63
10/31/2003     $  3,484.48              $  9,672.99
11/30/2003     $  4,140.38              $ 10,823.27
12/31/2003     $  4,002.92              $ 10,745.72
1/31/2004      $  3,550.54              $  9,444.84
2/29/2004      $  3,683.06              $  9,880.42
3/31/2004      $  4,039.48              $ 10,398.77
4/30/2004      $  3,102.72              $  8,123.94
5/31/2004      $  3,354.05              $  8,917.01
6/30/2004      $  3,198.68              $  8,567.91
---------------------------------------------------



 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                                   June 30, 2004

                                           One Year  Five Year  Ten Year
  Gold Shares Fund                          35.57%    15.46%    (10.76)%
  ----------------------------------------------------------------------
  Philadelphia Stock Exchange Gold &
    Silver Index                            10.98%     7.11%     (1.53)%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Philadelphia Stock Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers moving gold prices higher include the following:

* The war on terrorism is proving to be very expensive. Deficit spending in the U.S. is expected to top $500 billion, resulting in less confidence in our fiscal policy and weaker demand for U.S. dollars abroad.

* The weak economy in the U.S. has led the Federal Reserve Bank to cut interest rates to a 45-year low. This puts additional weight on the U.S. dollar, as it is no longer the most preferred income-producing currency. The euro has now emerged as one of the stronger currency plays.

* Low interest rates have effectively reined in the forward gold-selling bonanza of the late 1990s. Gold companies and hedge funds sold gold

 GOLD AND PRECIOUS MINERALS FUNDS


  forward to capture a very attractive contango during a period of plunging gold prices and very high real interest rates.

* Underpinning these factors, we are coming off a period of historically low gold prices. This triggered substantial cuts in exploration spending, followed by a phase of mergers in the gold industry that led to a rationalization of mining assets. Both of these events set the stage for an anticipated decline in world gold production.

* China is now a leading catalyst for the gold market. Helping support the fundamentals of gold are China's liberalization of gold ownership by individuals after a 50-year ban, the opening of the Shanghai Gold Exchange and comments from the Bank of China that it would be safe and feasible to swap some foreign exchange reserves into gold.

Sentiment towards the gold sector was very strong in the second half of 2003. Capital-raising efforts to finance new mining ventures in 2003, ranging from grass roots exploration to redevelopment of idle mines that had been placed on care and maintenance when gold prices were lower, had little difficulty finding buyers. Non-gold funds and momentum hedge funds were large purchasers of these issues, bringing in new money from outside of the traditional gold and natural resource funds. Midcap and microcap gold North American and European gold stocks generated spectacular returns. However, "hedged" big cap stocks like Barrick Gold Corp.(1) and Placer Dome, Inc.(2) lagged their peer group. Further, South African gold companies were hurt due to the strong local currency (rand), which appreciated more than the price of gold and wiped out most of their profits. The significant drivers last year were strong Asian economies, a turnaround in the U.S. economy, and a falling U.S. dollar.

Sentiment towards the gold sector began to wane in the first half of 2004 as we witnessed a price reversal due to the modest slowdown in China's economy and a stronger U.S. dollar. For all the money that was raised to finance new ventures, there were no major new discoveries by a junior mining company as in previous cycles, and many developing companies experienced delays. Investors looking for profit growth and stronger cash flow from a higher gold price found disappointment due to currency swings and higher energy costs. Another hurdle for the mining industry in this cycle has been the formation of better-organized anti-mining groups or Non-Governmental Organizations (NGOs) that have successfully used the political process to create delays for new projects to move forward, and this has subsequently disappointed many investors. All of these factors have contributed to compressing the valuations of gold stocks since January 2004. As shown in the following chart, the Net Asset Value (NAV)

 GOLD AND PRECIOUS MINERALS FUNDS


premium for gold stocks is currently -0.4 times below the normal valuation levels expected for the current gold price, the cheapest they have been in the past 18 months.

             Adjusted NAV Premium/Discount Over the Past 18 Months

[Graphic: Line graph created from data points in following table.]

                MULTIPLE POINT
             ABOVE OR BELOW NORMAL
  DATE          FOR GOLD PRICE
 --------      ----------------

01/31/03             0.17
02/28/03             0.10
03/31/03             0.21
04/30/03             0.18
05/31/03            -0.15
06/30/03             0.04
07/31/03             0.33
08/31/03             0.44
09/30/03            -0.03
10/31/03             0.21
11/30/03             0.21
12/31/03            -0.14
01/31/04            -0.38
02/29/04            -0.11
03/31/04            -0.27
04/30/04            -0.51
05/31/04            -0.30
06/30/04            -0.44

Source: CIBC World Markets Inc.

As shown in the following chart, "Six-year Beta to Bullion Response for North American Gold Equities," the price response of the stocks to changes in the gold price has declined to about 1.4 over the past year from the historical average of 2.5. In addition, for the first half of 2004, the beta of the gold stocks to negative movements in the gold price has increased. This reverses the trend we have observed over the prior three years where the stocks responded more positively to rising gold price and fell less when gold pulled back.


       Six-Year Beta to Bullion Response For North American Gold Equities

[Graphic: Line graph created from data points in following table.]



  YEAR          GOLD MOVING UP          GOLD MOVING DOWN
 --------      ----------------        -------------------

  1998               4.65                  3.24
  1999               2.09                  2.50
  2000               1.70                  2.87
  2001               2.95                  1.83
  2002               3.71                  2.95
  2003               1.53                  0.87
  2004               1.88                  2.15

Source: Bloomberg and CIBC World Markets Inc.

 GOLD AND PRECIOUS MINERALS FUNDS


Another trend change has been the weakening of the inverse correlation between the gold price and the value of the trade-weighted U.S. dollar. As shown in the chart below, over the last three years the R2 (which measures the degree to which one variable's behavior is explained by an independent variable) has run about 0.91; however, over the past year it has dropped to 0.70.


Gold/Dollar Relationship

                                     [Chart]

^
|    Gold               R2: .91 (3 yrs)
|    Dollar                             Bloomberg
|
|                                   R2: .70 (1yrs)
                                                  Bloomberg


                        ^
                        |  Gold
                        |  Dollar
                        |


Greenspan's comments that the Fed will do whatever it takes to keep inflation in check, and could aggressively raise interest rates if necessary, dampened the outlook for the gold sector and strengthened the dollar. However, we are doubtful that the Fed can raise interest rates dramatically without causing a major recession. The Fed Funds rate is now 1.50 percent; however, the CPI is
3.25 percent. Thus, investors buying Treasury Bills are losing value. In addition, the massive deficit spending will not evaporate over the next two years.

 GOLD AND PRECIOUS MINERALS FUNDS


INVESTMENT HIGHLIGHTS

For the year ending June 30, 2004, the World Precious Minerals Fund returned
57.42 percent and the Gold Shares Fund returned 35.57 percent. The AMEX Gold BUGS Index, World Precious Minerals Fund's benchmark, gained 26.42 percent, while the Philadelphia Stock Exchange Gold & Silver Index, Gold Shares Fund's benchmark, returned 10.98 percent. Spot gold closed at $394.25, up $47.85 or
13.81 percent for the same period. In contrast, the S&P 500 Index posted a positive return of 19.11 percent while the trade-weighted U.S. Trade-Weighted Dollar Index(3) fell 6.26 percent over the last 12 months. Over the same period, the yield on the 90-day Treasury Bill jumped nearly 50 percent, tacking on 41 basis points to finish at 1.27 percent.

We have made several critical investment decisions, which generated superior relative performance:

1. We focused on mid-cap unhedged gold producers.

2. We also concentrated our investments in companies that produced two metals, i.e., copper-gold porphyry producers like Wheaton River Minerals Ltd.,(4) which has demonstrated over 500 percent growth in cash flow on a year-over-year basis for the past year; Placer Dome, Inc.;(2) Northern Orion Resources, Inc.;(5) and Bema
   Gold Corp.(6)

3. We invested in companies reflecting the three critical growth drivers: (a) increasing reserves (b) increasing production (c) increasing cash flow

4. We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

5. We wanted to own companies wherein a rising gold price would greatly increase their reserve base and net asset value.

6. We searched for companies that were undervalued on a relative peer group basis for several fundamental metrics; i.e., ounce per share, production per share, net asset value per share, cash flow multiples.

 GOLD AND PRECIOUS MINERALS FUNDS


CURRENT OUTLOOK

The gold market in China has shown good follow-through in investor interest after repealing their 50-year ban on gold ownership by individuals in December of 2002. Several IPOs of local gold mining companies earlier in the year in China were met with enthusiastic demand, as the first two issues were, on average, more than 1,000 times oversubscribed. In October, the Hong Kong edition of China Daily contained comments from the Bank of China's gold business expert, saying it would be safe and feasible for China to swap some foreign exchange reserves for gold. It was also mentioned that local consumers could pour $36 billion into gold, equivalent to 2,950 tonnes, or more than one year of supply. At the end of June, Beijingers became able to buy and sell gold bars at a bank, opening a convenient and flexible new investment tool to help citizens manage their assets. The China Merchants Bank (CMB) said it had launched the repurchasable gold bars business in the capital city and planned to next extend it to Shenzhen. A step-by-step national rollout is expected to follow.

With a view towards higher interest rates, CIBC World Markets urged caution in assuming higher rates will automatically support a stronger dollar and thus weaken gold. They noted when interest rates moved up from 3 percent to 6 percent in the mid 1990s, the dollar declined by 15 percent during that same period while gold did not move dramatically during the period and finished within $1 of the start.

Merrill Lynch's gold team reported that over the 1989-2003 period, the gold price has displayed a very strong seasonal pattern. In the first leg of this seasonal cycle (late winter to early summer), the spot gold price historically weakens through the late spring period due to declining fabrication demand, as fabricators allow inventories to decline, and also due to the end of the Indian wedding season. Following this seasonal weakness, the gold stocks listed on the Toronto Stock Exchange on average rise more than 24 percent.

The massive liquidation of mining shares from mid-April to mid-May definitely was an exit point for many of the speculators playing the gold market. The stocks are now cheaper and more supported by fundamentals. For select shares this represents a good buying opportunity.

 GOLD AND PRECIOUS MINERALS FUNDS


Threats we are monitoring include a sustainable reversal in the U.S. dollar, rising U.S. interest rates and a significant economic slowdown in China and/or the U.S.


(1)This security comprised 0.54 percent of the total net assets of the World Precious Minerals Fund and 0.81 percent of the total net assets of the Gold Shares Fund as of June 30, 2004.

(2)This security comprised 3.96 percent of the total net assets of the World Precious Minerals Fund and 5.86 percent of the total net assets of the Gold Shares Fund as of June 30, 2004.

(3)The U.S. Trade-Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(4)This security comprised 7.08 percent of the total net assets of the World Precious Minerals Fund and 10.13 percent of the total net assets of the Gold Shares Fund as of June 30, 2004.

(5)This security comprised 6.91 percent of the total net assets of the World Precious Minerals Fund and 7.81 percent of the total net assets of the Gold Shares Fund as of June 30, 2004.

(6)This security comprised 5.12 percent of the total net assets of the World Precious Minerals Fund and 8.55 percent of the total net assets of the Gold Shares Fund as of June 30, 2004.

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     June 30, 2004

   WHEATON RIVER MINERALS LTD.                              7.56%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           7.37%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          5.47%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        4.23%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BOLIVAR GOLD CORP.                                       3.59%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   SOUTHERN AFRICAN RESOURCES PLC                           3.27%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   IAMGOLD CORP.                                            3.00%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SOUTH ATLANTIC VENTURES LTD.                             2.82%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       2.47%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   APOLLO GOLD CORP.                                        2.29%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           June 30, 2004

   INTERMEDIATE & JUNIOR GOLD PRODUCERS                    38.81%
   GOLD/MINERAL EXPLORATION & DEVELOPMENT                  22.18%
   METAL & MINERAL MINING                                  16.45%
   SENIOR GOLD PRODUCERS                                    9.71%
   DIAMOND MINING & EXPLORATION                             2.08%

 GOLD AND PRECIOUS MINERALS FUNDS


GOLD SHARES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS     June 30, 2004

   WHEATON RIVER MINERALS LTD.                             10.75%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          9.07%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           8.29%
     GOLD MINING
   ---------------------------------------------------------------
   ANGLOGOLD ASHANTI LTD.                                   6.79%
     GOLD MINING
   ---------------------------------------------------------------
   PLACER DOME, INC.                                        6.22%
     GOLD MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           4.71%
     GOLD MINING
   ---------------------------------------------------------------
   APOLLO GOLD CORP.                                        3.83%
     GOLD MINING
   ---------------------------------------------------------------
   IAMGOLD CORP.                                            3.58%
     GOLD MINING
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       3.02%
     GOLD MINING
   ---------------------------------------------------------------
   GLAMIS GOLD LTD.                                         2.79%
     GOLD MINING


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           June 30, 2004

   GOLD MINING                                             79.95%
   METAL & MINERAL MINING                                   7.01%
   MERCHANT BANKING                                         1.92%
   DIAMOND MINING & EXPLORATION                             1.30%
   FINANCIAL SERVICES                                       0.95%

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 PORTFOLIO PROFILE                                     June 30, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                76.48%
   ---------------------------------------------------------------
     United States                                         10.72%
   ---------------------------------------------------------------
     United Kingdom                                         6.14%
   ---------------------------------------------------------------
     South Africa                                           1.91%
   ---------------------------------------------------------------
     Other Foreign                                          4.75%


GOLD SHARES FUND

 PORTFOLIO PROFILE                                     June 30, 2004

   Country Distribution (based on domicile)      % of Investments
   ---------------------------------------------------------------
     Canada                                                70.92%
   ---------------------------------------------------------------
     United States                                         12.57%
   ---------------------------------------------------------------
     South Africa                                          11.02%
   ---------------------------------------------------------------
     United Kingdom                                         2.50%
   ---------------------------------------------------------------
     Other Foreign                                          2.99%

U.S. TREASURY SECURITIES CASH FUND


  PORTFOLIO OF INVESTMENTS                                           June 30, 2004

UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 66.69%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 35.53%
------------------------------------------------------------------------------------
                               Yield   0.95%   07/01/04  $ 20,000,000   $ 20,000,000
                               Yield   0.99%   07/08/04    20,000,000     19,996,150
                                                                        ------------
                                                                          39,996,150

UNITED STATES TREASURY NOTES 31.16%
------------------------------------------------------------------------------------
                                      2.125%   08/31/04    10,000,000     10,015,176
                                       2.00%   11/30/04    15,000,000     15,048,385
                                       1.50%   02/28/05    10,000,000     10,011,864
                                                                        ------------
                                                                          35,075,425

------------------------------------------------------------------------------------

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                75,071,575
------------------------------------------------------------------------------------
  (cost $75,071,575)

REPURCHASE AGREEMENTS 49.86%
Joint Tri-Party Repurchase Agreements, 06/30/04, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

1.25% Bear Sterns, repurchase
  price $20,000,694                    1.25%   07/01/04    20,000,000     20,000,000
1.25% Credit Suisse First
  Boston, repurchase price
  $20,000,694                          1.25%   07/01/04    20,000,000     20,000,000
1.29% UBS Financial Services,
  Inc., repurchase price
  $16,133,144                          1.29%   07/01/04    16,132,566     16,132,566

------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS                                               56,132,566
------------------------------------------------------------------------------------
  (cost $56,132,566)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 116.55%                                                131,204,141
------------------------------------------------------------------------------------
  (cost $131,204,141)
Other assets and liabilities, net (16.55)%                               (18,629,218)
                                                                        ------------

NET ASSETS 100%                                                         $112,574,923
                                                                        ------------



See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND


  PORTFOLIO OF INVESTMENTS                                         June 30, 2004


UNITED STATES
GOVERNMENT AND AGENCY                 COUPON  MATURITY   PRINCIPAL
OBLIGATIONS 99.02%                     RATE     DATE       AMOUNT         VALUE

FEDERAL FARM CREDIT BANK 9.07%
----------------------------------------------------------------------------------
Discount Notes:
                               Yield  0.98%   07/01/04 $14,000,000    $ 14,000,000
                               Yield  1.03%   07/07/04  20,000,000      19,996,567
Fixed Rates:
                                      1.13%   08/02/04   3,655,000       3,655,153
                                      1.50%   04/21/05   2,428,000       2,428,000
                                                                      ------------
                                                                        40,079,720

FEDERAL HOME LOAN BANK 80.12%
----------------------------------------------------------------------------------
Discount Notes:
                               Yield  1.15%   07/01/04  79,265,000      79,265,000
                               Yield  1.09%   07/02/04  52,954,000      52,952,395
                               Yield  1.03%   07/09/04  15,000,000      14,996,567
                               Yield  1.11%   07/14/04  30,000,000      29,988,030
                               Yield  1.16%   07/21/04  51,410,000      51,376,929
                               Yield  1.25%   07/28/04  12,954,000      12,941,856
                               Yield  1.09%   08/03/04   5,000,000       4,995,004
                               Yield  1.38%   11/05/04  10,000,000       9,951,317
Fixed Rates:
                                      7.36%   07/01/04     925,000         924,993
                                      1.27%   08/04/04  20,000,000      19,999,713
                                      4.63%   08/13/04   9,650,000       9,687,971
                                      6.25%   08/13/04   7,095,000       7,136,253
                                      1.36%   09/03/04   5,000,000       4,999,757
                                      6.78%   09/17/04     500,000         505,649
                                      1.25%   09/22/04   5,000,000       5,000,000
                                      6.25%   11/15/04   3,780,000       3,847,000
                                      6.50%   11/15/04   2,000,000       2,037,292
                                      3.88%   12/15/04   3,100,000       3,135,740
                                      4.13%   01/14/05   5,000,000       5,073,056
                                      4.38%   02/15/05   5,000,000       5,094,749
                                      1.50%   03/01/05   5,000,000       5,000,000
                                      1.40%   04/01/05   5,000,000       5,000,000
                                      1.50%   05/04/05   5,000,000       5,000,000
                                      1.55%   05/06/05   5,000,000       5,000,000
                                      1.65%   05/17/05   5,000,000       5,000,000
                                      1.70%   05/23/05   5,000,000       5,000,000
                                                                      ------------
                                                                       353,909,271


See notes to portfolios of investments and notes to financial statements.



                                                                              39


U.S. GOVERNMENT SECURITIES SAVINGS FUND


  PORTFOLIO OF INVESTMENTS                                         June 30, 2004

UNITED STATES
GOVERNMENT AND                       COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE      DATE       AMOUNT        VALUE

STUDENT LOAN MARKETING ASSOCIATION 5.30%
----------------------------------------------------------------------------------
Fixed Rate:
                                      3.38%   07/15/04  $23,400,000   $ 23,420,139

UNITED STATES TREASURY BILL 4.53%
----------------------------------------------------------------------------------
                               Yield  0.99%   07/08/04  20,000,000      19,996,150
----------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.02%                                               437,405,280
----------------------------------------------------------------------------------
  (cost $437,405,280)
Other assets and liabilities,
  net 0.98%                                                              4,316,246
                                                                      ------------

NET ASSETS 100%                                                       $441,721,526
                                                                      ------------





See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004


                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS 96.47%                     RATE      DATE      AMOUNT       VALUE

ALABAMA 3.15%
------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                  5.00%   06/01/09   $250,000    $  264,622
University Alabama, Series A               5.00%   09/01/09    300,000       322,860
                                                                          ----------
                                                                             587,482

ARIZONA 2.89%
------------------------------------------------------------------------------------
Arizona State Transportation Board,
  Series A                                 5.00%   07/01/09    300,000       324,042
Maricopa County, Arizona Unified School
  District, GO                             4.85%   07/01/11    200,000       215,000
                                                                          ----------
                                                                             539,042

ARKANSAS 2.21%
------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue           2.40%   10/01/05    200,000       200,290
Little Rock Arkansas Health Facilities
  Board Hospital Revenue                   6.80%   11/01/05    200,000       212,514
                                                                          ----------
                                                                             412,804

CALIFORNIA 7.96%
------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C       4.00%   03/01/08    100,000       100,401
California State, GO                       6.40%   02/01/06    500,000       535,425
Chino Basin Regional Financing Authority
  Revenue                                  7.00%   08/01/06    250,000       274,837
Modesto Irrigation District Financing
  Authority Revenue Domestic Water
  Project, Series C                        5.75%   09/01/15    200,000       213,366
Santa Clara County Financing Authority
  Revenue                                  4.00%   08/01/06    350,000       361,809
                                                                          ----------
                                                                           1,485,838

COLORADO 4.01%
------------------------------------------------------------------------------------
Adams & Arapahoe Counties Joint School
  District, Series C, GO                   5.75%   12/01/07    100,000       109,168
Colorado Springs Sales & Use Tax Revenue   5.00%   12/01/11    200,000       214,294
Platte River Power Authority Revenue,
  Series FF                                5.00%   06/01/07    400,000       425,164
                                                                          ----------
                                                                             748,626

CONNECTICUT 3.45%
------------------------------------------------------------------------------------
Bridgeport, Series A, GO                   6.00%   03/01/06    200,000       212,666
Connecticut State, Series C, GO            5.00%   12/15/08    400,000       430,976
                                                                          ----------
                                                                             643,642


See notes to portfolios of investments and notes to financial statements.

                                                                              41



NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004

                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE     DATE      AMOUNT       VALUE

DELAWARE 3.42%
------------------------------------------------------------------------------------
Delaware State, Series A, GO               4.25%   03/01/09   $400,000    $  420,692
Delaware Transportation Authority System
  Revenue                                  5.50%   07/01/08    200,000       218,652
                                                                          ----------
                                                                             639,344

DISTRICT OF COLUMBIA 0.88%
------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                 5.50%   06/01/09    150,000       165,061

FLORIDA 3.74%
------------------------------------------------------------------------------------
Florida State Board of Education Capital
  Outlay, Series B, GO                     5.25%   06/01/11    175,000       188,268
Hillsborough County Industrial
  Development Authority Hospital Revenue   3.50%   10/01/09    205,000       198,073
Jacksonville Transportation Authority,
  GO                                       6.50%   07/01/07    280,000       311,178
                                                                          ----------
                                                                             697,519

GEORGIA 5.59%
------------------------------------------------------------------------------------
Atlanta Development Authority Revenue,
  Series A                                 5.25%   07/01/12    375,000       392,453
Coweta County School District, GO          4.00%   08/01/06    175,000       180,941
Georgia Municipal Electric Authority
  Power Revenue, Series A                  5.30%   01/01/07    100,000       106,933
Marietta Georgia Development Authority
  Revenue                                  3.00%   09/15/08    375,000       363,923
                                                                          ----------
                                                                           1,044,250

ILLINOIS 1.26%
------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)                0.00%   11/01/08    275,000       235,980

INDIANA 1.32%
------------------------------------------------------------------------------------
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D          6.60%   02/01/07    225,000       246,224

IOWA 1.12%
------------------------------------------------------------------------------------
Iowa Finance Authority Hospital Facility
  Revenue, Trinity Regional Hospital
  Project                                  5.15%   07/01/04    210,000       210,000

KENTUCKY 1.51%
------------------------------------------------------------------------------------
Kentucky Infrastructure Authority
  Revenue, Series K                        3.00%   08/01/05    280,000       282,590

LOUISIANA 1.16%
------------------------------------------------------------------------------------
Shreveport, Louisiana, Series A , GO       5.25%   05/01/10    200,000       216,522


See notes to portfolios of investments and notes to financial statements.


42


NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004


                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE      AMOUNT       VALUE

MARYLAND 2.20%
------------------------------------------------------------------------------------
Baltimore County, GO Unlimited Tax         5.00%   06/01/05   $165,000    $  170,127
Maryland State Economic Development
  Corporation Student Housing Revenue,
  Frostburg State University Project       3.25%   10/01/04    240,000       239,791
                                                                          ----------
                                                                             409,918

MASSACHUSETTS 1.28%
------------------------------------------------------------------------------------
Massachusetts State Health & Educational
  Facilities Authority Revenue, Series D   5.00%   10/01/07    135,000       133,209
Massachusetts State, Series C, GO         4.625%   10/01/08    100,000       105,840
                                                                          ----------
                                                                             239,049

MICHIGAN 1.74%
------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A            5.20%   05/01/10    130,000       134,657
Michigan Municipal Board Authority
  Revenue                                  3.00%   11/01/09    200,000       190,334
                                                                          ----------
                                                                             324,991

MISSISSIPPI 3.16%
------------------------------------------------------------------------------------
Mississippi Development Bank Special
  Obligation                               3.25%   11/01/07    300,000       296,412
Mississippi Hospital Equipment &
  Facilities Authority Revenue             3.45%   04/01/07    300,000       294,249
                                                                          ----------
                                                                             590,661

NEVADA 2.77%
------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank Project
  #51, Series A, GO                        5.10%   01/01/08    250,000       259,200
Washoe County Gas & Water Facilities,
  Revenue                                  6.30%   12/01/14    250,000       257,610
                                                                          ----------
                                                                             516,810

NEW JERSEY 3.22%
------------------------------------------------------------------------------------
Jersey City, GO                            6.00%   10/01/05    110,000       115,619
New Jersey State                          5.125%   05/01/10    250,000       272,133
Washington Township Board of Education,
  GO                                       5.10%   02/01/08    200,000       213,322
                                                                          ----------
                                                                             601,074

NEW MEXICO 0.64%
------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                  3.75%   06/15/06    115,000       118,790




See notes to portfolios of investments and notes to financial statements.

                                                                              43


NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004


                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE      AMOUNT       VALUE

NEW YORK 10.53%
------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                           5.375%   11/15/10   $120,000    $  129,721
New York City Transitional Financial
  Authority Revenue, Series A              5.25%   11/01/08    225,000       244,314
New York, New York, Series B               5.25%   08/01/09    200,000       215,584
New York, New York, Series C               3.50%   08/01/07    300,000       304,803
New York State, GO                         5.00%   03/01/08    250,000       266,720
New York State, Local Highway & Bridge,
  Series A                                5.375%   04/01/10    200,000       219,418
New York State, Medical Care Facilities
  Financial Agency Revenue, Series D       5.10%   02/15/06    250,000       264,483
Schenectady Metroplex Development
  Authority Revenue, Series A              5.00%   12/15/12    110,000       115,478
Tobacco Settlement Financing Corp.,
  Series B                                 4.00%   06/01/07    200,000       204,956
                                                                          ----------
                                                                           1,965,477

NORTH CAROLINA 1.02%
------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A      5.60%   01/01/10    175,000       189,600

OHIO 1.12%
------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                       4.25%   11/01/07    200,000       209,774

OREGON 1.85%
------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                        5.00%   05/01/07    200,000       210,840
Oregon State Department Transportation
  Highway                                  5.00%   11/15/09    125,000       135,453
                                                                          ----------
                                                                             346,293

PUERTO RICO 1.10%
------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue,
  Series F                                 5.00%   07/01/05    200,000       205,850

SOUTH CAROLINA 1.15%
------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                               5.00%   04/01/10    200,000       214,348

TENNESSEE 1.63%
------------------------------------------------------------------------------------
Shelby County Tennessee Health
  Educational & Housing Facilities Board
  Revenue                                  5.15%   07/01/07    300,000       304,209

TEXAS 14.26%
------------------------------------------------------------------------------------
Arlington Refunded, Series A               5.00%   08/15/08    200,000       214,776
Austin Utility System Revenue, Series A   5.375%   11/15/05    200,000       202,400
Bexar County Refunded, GO                  5.40%   06/15/12    200,000       210,806


See notes to portfolios of investments and notes to financial statements.

44


NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004


                                          COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                            RATE      DATE      AMOUNT       VALUE

TEXAS (CONT'D)
------------------------------------------------------------------------------------
Gulf Coast Industrial Development
  Authority Pollution Control Revenue      4.95%   07/01/07   $385,000    $  413,586
Killeen, Texas Independent School
  District System, GO                      5.00%   02/15/09    400,000       424,340
San Antonio Water System Revenue           5.00%   05/15/13    100,000       105,940
Southwest Higher Education Authority       4.30%   10/01/09    300,000       306,672
Texas State Affordable Housing Corp.       4.00%   11/01/06    265,000       264,581
Texas State Water Development Board
  Revenue, Series A                       5.125%   07/15/09    290,000       305,115
Texas Turnpike Authority Revenue           5.00%   06/01/08    200,000       214,090
                                                                          ----------
                                                                           2,662,306

UTAH 1.14%
------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                   4.90%   12/15/09    200,000       213,192

VIRGINIA 2.56%
------------------------------------------------------------------------------------
Virginia Commonwealth Transportation
  Board                                    4.00%   05/15/07    460,000       477,489

WASHINGTON 0.58%
------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                  5.125%   12/01/11    100,000       108,890

WISCONSIN 0.85%
------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO         4.60%   12/15/13    150,000       159,524

------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                     18,013,169
------------------------------------------------------------------------------------
  (cost $17,902,183)




See notes to portfolios of investments and notes to financial statements.

                                                                              45


NEAR-TERM TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                          June 30, 2004


                                          COUPON   MATURITY   PRINCIPAL
REPURCHASE AGREEMENT 2.39%                 RATE      DATE      AMOUNT       VALUE

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  06/30/04, 1.29%, due 07/01/04,
  repurchase price $446,199,
  collateralized by U.S.
  Treasury securities held in a
  joint tri-party repurchase account
  (cost $446,183)                          1.29%   07/01/04   $446,183   $   446,183

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.86%                                                  18,459,352
------------------------------------------------------------------------------------
  (cost $18,348,366)
Other assets and liabilities, net 1.14%                                      213,764
                                                                         -----------

NET ASSETS 100%                                                          $18,673,116
                                                                         -----------




See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                           June 30, 2004


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 100.68%                   RATE      DATE       AMOUNT        VALUE

ALABAMA 2.21%
-------------------------------------------------------------------------------------
Alabama State, GO Unlimited, Series A     4.00%   09/01/08  $  600,000    $   623,406

ARIZONA 1.16%
-------------------------------------------------------------------------------------
Salt River Project Agricultural
  Improvement & Power District Electric
  System Revenue                          6.00%   01/01/07     300,000        325,230

ARKANSAS 3.55%
-------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue          2.40%   10/01/05     300,000        300,435
Gravette Arkansas School District, GO
  Unlimited, Series B                     4.00%   06/01/09     290,000        297,047
Nettleton Arkansas Special School
  District, GO Limited                    4.20%   06/01/14     400,000        401,272
                                                                          -----------
                                                                              998,754

CALIFORNIA 7.49%
-------------------------------------------------------------------------------------
Los Angeles, California University
  School District, GO Unlimited,
  Series A                               5.375%   07/01/18     790,000        848,097
New Haven, California University School
  District, GO Unlimited                  5.75%   08/01/19   1,145,000      1,261,469
                                                                          -----------
                                                                            2,109,566

FLORIDA 1.00%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     270,000        282,487

GEORGIA 2.55%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%   07/01/22     500,000        503,260
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%   01/01/07     200,000        213,866
                                                                          -----------
                                                                              717,126

ILLINOIS 5.51%
-------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%   01/01/21     490,000        535,570
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        434,917
Illinois Development Financing
  Authority Revenue Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        271,715
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        309,410
                                                                          -----------
                                                                            1,551,612


See notes to portfolios of investments and notes to financial statements.

                                                                              47


TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                           June 30, 2004


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

IOWA 1.86%
-------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                  5.125%   12/01/11  $  500,000    $   522,895

KANSAS 3.90%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        524,700
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        573,905
                                                                          -----------
                                                                            1,098,605

MARYLAND 4.00%
-------------------------------------------------------------------------------------
Maryland State Department of
  Transportation                          5.00%   11/01/10     750,000        816,750
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        310,053
                                                                          -----------
                                                                            1,126,803

MICHIGAN 4.36%
-------------------------------------------------------------------------------------
Belding Area Schools, Refunding           5.00%   05/01/18     390,000        399,773
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        300,297
Michigan State Hospital Finance
  Authority Revenue                       4.90%   05/15/13     500,000        527,370
                                                                          -----------
                                                                            1,227,440

MISSOURI 19.28%
-------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority Revenue,
  Series D                                1.05%   09/01/30   5,000,000      5,000,000
St. Louis Airport Development Program,
  Series A                                5.00%   07/01/11     400,000        429,980
                                                                          -----------
                                                                            5,429,980

NEW JERSEY 2.85%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        474,959
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        328,885
                                                                          -----------
                                                                              803,844

NEW MEXICO 0.73%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                 3.75%   06/15/06     200,000        206,592



See notes to portfolios of investments and notes to financial statements.

48


TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                           June 30, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

NEW YORK 4.08%
-------------------------------------------------------------------------------------
Albany Parking Authority Revenue          5.00%   07/15/09   $ 400,000    $   416,988
New York, GO Unlimited, Series H          5.25%   03/15/14     450,000        469,134
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        261,548
                                                                          -----------
                                                                            1,147,670

NORTH CAROLINA 1.92%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10     500,000        541,715

OHIO 2.86%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        323,331
Olentangy Local School District, GO
  Limited Tax, Series A                   6.25%   12/01/15     240,000        249,629
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     200,000        233,430
                                                                          -----------
                                                                              806,390

PENNSYLVANIA 1.90%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        267,140
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06     265,000        268,760
                                                                          -----------
                                                                              535,900

PUERTO RICO 1.08%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        303,612

RHODE ISLAND 3.82%
-------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax,
  Series A                                6.05%   07/01/13     500,000        559,280
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        516,195
                                                                          -----------
                                                                            1,075,475

SOUTH CAROLINA 0.89%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        250,798

TEXAS 17.71%
-------------------------------------------------------------------------------------
Austin Utility System Revenue, Series A  5.375%   11/15/05     300,000        303,600
Austin, Texas, GO                         5.00%   09/01/16     565,000        581,865


See notes to portfolios of investments and notes to financial statements.

                                                                              49


TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                           June 30, 2004

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE

TEXAS (CONT'D)
-------------------------------------------------------------------------------------
Brownsville, Texas Utility System
  Revenue, Series A                       1.00%   09/01/27  $3,600,000    $ 3,600,000
Duncanville, Texas Independent School
  District, GO Unlimited, Series B        5.25%   02/15/32     500,000        503,400
                                                                          -----------
                                                                            4,988,865

UTAH 1.13%
-------------------------------------------------------------------------------------
Weber County School District, Series A    5.15%   06/15/08     300,000        318,375

VERMONT 0.98%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        276,441

VIRGINIA 2.90%
-------------------------------------------------------------------------------------
Riverside Virginia Regional Jail
  Authority Facilities Revenue            5.00%   07/01/11     750,000        817,275

WASHINGTON 0.96%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        269,995

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      28,356,851
-------------------------------------------------------------------------------------
  (cost $27,829,400)

REPURCHASE AGREEMENT 3.49%

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  06/30/04, 1.29%, due 07/01/04,
  repurchase price $983,505,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $983,470)      1.29%   07/01/04     983,470        983,470

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 104.17%                                                  29,340,321
-------------------------------------------------------------------------------------
  (cost $28,812,870)
Other assets and liabilities, net (4.17)%                                  (1,173,813)
                                                                          -----------

NET ASSETS 100%                                                           $28,166,508
                                                                          -----------


See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND


  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

COMMON STOCKS AND WARRANTS 89.41%                            SHARES             VALUE

AEROSPACE/DEFENSE 0.83%
--------------------------------------------------------------------------------------
Orbital Sciences Corp.                                       12,000       $   165,720*

AGRICULTURE PRODUCTS 0.54%
--------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                    6,400           107,392

BANKS 3.92%
--------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                        4,500           247,545
First Horizon National Corp.                                  4,500           204,615
Mellon Financial Corp.                                        5,900           173,047
UCBH Holdings, Inc.                                           4,000           158,080
                                                                          -----------
                                                                              783,287

BEVERAGES 1.35%
--------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                                2,000           108,000
PepsiCo, Inc.                                                 3,000           161,640
                                                                          -----------
                                                                              269,640

BIOTECHNOLOGY 1.37%
--------------------------------------------------------------------------------------
Amgen, Inc.                                                   5,000           272,850*

CHEMICALS & ALLIED PRODUCTS 2.13%
--------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                2,500           131,125
Dow Chemical Co.                                              2,300            93,610
E.I. du Pont de Nemours and Co.                               1,800            79,956
Hercules, Inc.                                               10,000           121,900*
                                                                          -----------
                                                                              426,591

COMPUTER & OFFICE EQUIPMENT 2.32%
--------------------------------------------------------------------------------------
Cisco Systems, Inc.                                          12,000           284,400*
Dell Inc.                                                     2,240            80,237*
Juniper Networks Inc.                                         4,074           100,098*
                                                                          -----------
                                                                              464,735

COMPUTER SERVICES 0.78%
--------------------------------------------------------------------------------------
EarthLink, Inc.                                              15,000           155,250*

CONSTRUCTION 0.84%
--------------------------------------------------------------------------------------
Dycom Industries, Inc.                                        6,000           168,000*


See notes to portfolios of investments and notes to financial statements.

                                                                              51



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE

COSMETICS 1.98%
--------------------------------------------------------------------------------------
Avon Products, Inc.                                           4,000       $   184,560
Elizabeth Arden, Inc.                                        10,000           210,400*
                                                                          -----------
                                                                              394,960

DATA PROCESSING & SOFTWARE 4.94%
--------------------------------------------------------------------------------------
Electronic Arts, Inc.                                         4,000           218,200*
FileNET Corp.                                                 7,000           220,990*
First Data Corp.                                              3,000           133,560
Microsoft Corp.                                              13,300           379,848
Stockgroup Information Systems, Inc.                        110,000            34,100*
                                                                          -----------
                                                                              986,698

E-COMMERCE/SERVICES 1.85%
--------------------------------------------------------------------------------------
Digital River, Inc.                                           8,000           261,040*
InterActiveCorp.                                              3,600           108,504*
                                                                          -----------
                                                                              369,544

ELECTRONICS & COMPONENTS 3.72%
--------------------------------------------------------------------------------------
Analog Devices, Inc.                                          2,500           117,700
Broadcom Corp., Class A                                       4,000           187,080*
Intel Corp.                                                   3,660           101,016
JDS Uniphase Corp.                                           24,000            90,960*
Novellus Systems, Inc.                                        4,000           125,760*
Texas Instruments, Inc.                                       5,000           120,900
                                                                          -----------
                                                                              743,416

FINANCIAL SERVICES 8.17%
--------------------------------------------------------------------------------------
American Express Co.                                          4,600           236,348
Capital One Financial Corp.                                   1,900           129,922
Citigroup, Inc.                                               9,500           441,750
J.P. Morgan Chase & Co.                                       4,700           182,219
Legg Mason, Inc.                                              4,200           382,242
Lehman Brothers Holdings, Inc.                                1,200            90,300
Morgan Stanley Dean Witter & Co.                              3,200           168,864
                                                                          -----------
                                                                            1,631,645

FORESTRY 0.82%
--------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                    5,000           163,300

GAMING 0.38%
--------------------------------------------------------------------------------------
Scientific Games Corp., Class A                               4,000            76,560*

See notes to portfolios of investments and notes to financial statements.

52



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE

HEALTHCARE DISTRIBUTORS 3.25%
--------------------------------------------------------------------------------------
AmerisourceBergen Corp., Class A                              3,000       $   179,340
Cardinal Health, Inc.                                         3,000           210,150
Express Scripts, Inc.                                         1,700           134,691*
HCA Inc.                                                      3,000           124,770
                                                                          -----------
                                                                              648,951

HEALTHCARE EQUIPMENT & FACILITIES 1.35%
--------------------------------------------------------------------------------------
VCA Antech, Inc.                                              6,000           268,920*

HOTELS 1.81%
--------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                       4,800           161,184
Choice Hotels International, Inc.                             4,000           200,640
                                                                          -----------
                                                                              361,824

HOUSEHOLD APPLIANCES 2.11%
--------------------------------------------------------------------------------------
General Electric Co.                                         13,000           421,200

HUMAN RESOURCES 0.65%
--------------------------------------------------------------------------------------
Labor Ready, Inc.                                             8,400           130,200*

INSURANCE 6.75%
--------------------------------------------------------------------------------------
ACE Ltd.                                                      3,000           126,840
American International Group, Inc.                            3,500           249,480
Marsh & McLennan Companies, Inc.                              4,500           204,210
Philadelphia Consolidated Holding Corp.                       2,400           144,168*
ProAssurance Corp.                                            4,500           153,495*
Selective Insurance Group, Inc.                               5,500           219,340
State Auto Financial Corp.                                    1,800            55,296
The PMI Group, Inc.                                           4,500           195,840
                                                                          -----------
                                                                            1,348,669

MANAGED HEALTH CARE 0.44%
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                      1,400            87,150

MANUFACTURING 3.14%
--------------------------------------------------------------------------------------
3M Co.                                                        1,400           126,014
Illinois Tool Works, Inc.                                     1,400           134,246
Ingersoll-Rand Co., Class A                                   2,200           150,282
Oshkosh Truck Corp.                                           2,000           114,620
Terex Corp.                                                   3,000           102,390*
                                                                          -----------
                                                                              627,552

See notes to portfolios of investments and notes to financial statements.

                                                                              53



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE

MEDIA 0.80%
--------------------------------------------------------------------------------------
Time Warner, Inc.                                             9,100       $   159,978*

METAL & MINERAL MINING 6.30%
--------------------------------------------------------------------------------------
Alcoa, Inc.                                                   3,000            99,090
Apollo Gold Corp.                                            78,125           106,637*
Bema Gold Corp., Warrants (October 2007)                     25,000            43,820*
Inco Ltd.                                                     5,000           172,800*
Joy Global, Inc.                                              2,200            65,868
Phelps Dodge Corp.                                            2,000           155,020*
United States Steel Corp.                                     3,500           122,920
Westmoreland Coal Co.                                         3,000            58,350*
Wheaton River Minerals Ltd., Warrants (March 2007)          125,000           199,523*
Wheaton River Minerals Ltd., Warrants (May 2007)            150,000           233,833*
                                                                          -----------
                                                                            1,257,861

OIL & GAS DRILLING 0.95%
--------------------------------------------------------------------------------------
Nabors Industries, Inc.                                       2,000            90,440*
Patterson-UTI Energy, Inc.                                    3,000           100,230
                                                                          -----------
                                                                              190,670

OIL & GAS EXPLORATION & PRODUCTION 0.29%
--------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                       4,000            58,880

OIL & GAS PIPELINES 1.27%
--------------------------------------------------------------------------------------
Georgia Gulf Corp.                                            4,000           143,440
Lone Star Technologies, Inc.                                  4,000           110,240*
                                                                          -----------
                                                                              253,680

OIL & GAS ROYALTY TRUSTS 1.71%
--------------------------------------------------------------------------------------
Enerplus Resources Fund                                       6,000           170,760
San Juan Basin Royalty Trust                                  7,000           170,520
                                                                          -----------
                                                                              341,280

PAPER PRODUCTS 1.04%
--------------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                     7,000           107,450
Smurfit-Stone Container Corp.                                 5,000            99,750*
                                                                          -----------
                                                                              207,200

PHARMACEUTICALS 7.43%
--------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                      8,000           196,000
Eli Lilly & Co.                                               5,500           384,505

See notes to portfolios of investments and notes to financial statements.

54



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE

PHARMACEUTICALS (CONT'D)
--------------------------------------------------------------------------------------
Inveresk Research Group, Inc.                                 6,000       $   185,040*
Johnson & Johnson                                             3,700           206,090
Pfizer, Inc.                                                  9,675           331,659
Wyeth                                                         5,000           180,800
                                                                          -----------
                                                                            1,484,094

POULTRY 1.09%
--------------------------------------------------------------------------------------
Pilgrim's Pride Corp.                                         7,500           217,050

RESTAURANTS 0.98%
--------------------------------------------------------------------------------------
McDonald's Corp.                                              7,500           195,000

RETAIL 6.60%
--------------------------------------------------------------------------------------
7-Eleven, Inc.                                                6,400           114,240*
bebe stores, inc.                                             8,400           168,000*
Borders Group, Inc.                                           6,000           140,640
Hasbro, Inc.                                                  5,700           108,300
Hibbett Sporting Goods, Inc.                                  7,600           207,860*
Starbucks Corp.                                               1,200            52,176*
The Children's Place Retail Stores, Inc.                      4,400           103,488*
Urban Outfitters, Inc.                                        2,800           170,548*
Wal-Mart Stores, Inc.                                         4,780           252,193
                                                                          -----------
                                                                            1,317,445

TELECOMMUNICATIONS 1.00%
--------------------------------------------------------------------------------------
Stream Communications Network, Inc.                         190,000           199,500*

UTILITIES 1.93%
--------------------------------------------------------------------------------------
Calpine Corp.                                                25,000           108,000*
El Paso Corp.                                                20,000           157,600
Sempra Energy                                                 3,500           120,505
                                                                          -----------
                                                                              386,105

WHOLESALE & DISTRIBUTION 2.58%
--------------------------------------------------------------------------------------
Costco Wholesale Corp.                                        3,000           123,210
Hughes Supply, Inc.                                           3,000           176,790
SYSCO Corp.                                                   6,000           215,220
                                                                          -----------
                                                                              515,220

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           17,858,017
--------------------------------------------------------------------------------------
  (cost $15,986,363)

See notes to portfolios of investments and notes to financial statements.

                                                                              55



ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2004

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 11.13%                                AMOUNT            VALUE

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/04, 1.29%, due 07/01/04,
  repurchase price $2,223,587, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $2,223,507)                    $2,223,507      $ 2,223,507

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.54%                                                  20,081,524
--------------------------------------------------------------------------------------
  (cost $18,209,870)
Other assets and liabilities, net (0.54)%                                    (107,529)
                                                                          -----------

NET ASSETS 100%                                                           $19,973,995
                                                                          -----------

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2004

COMMON STOCKS AND WARRANTS 83.66%                             SHARES             VALUE

APPAREL 2.62%
----------------------------------------------------------------------------------------
Li & Fung Ltd.                                               630,000       $   920,799

AUTOMOBILE 1.65%
----------------------------------------------------------------------------------------
Denway Motors Ltd.                                         1,600,000           579,506

BANKING & FINANCIAL SERVICES 9.24%
----------------------------------------------------------------------------------------
CITIC International Financial Holdings Ltd.                  800,000           292,317
Hong Kong Exchanges & Clearing Ltd.                           40,000            82,310
HSBC Holdings plc                                             65,000           979,198
NETeller plc                                                  28,000            79,682*
SE Global Equities Corp.                                     387,500            65,875*
Standard Chartered plc                                        14,000           225,264
The Bank of East Asia Ltd.                                   240,000           687,714
Wing Hang Bank Ltd.                                          140,000           831,052
                                                                           -----------
                                                                             3,243,412

BUILDING MATERIALS 0.79%
----------------------------------------------------------------------------------------
Anhui Conch Cement Company Ltd., H shares                    250,000           277,253

CHEMICALS & ALLIED PRODUCTS 3.54%
----------------------------------------------------------------------------------------
Kingboard Chemical Holdings Ltd.                             300,000           521,171
Sinopec Beijing Yanhua Petrochemical Co., Ltd.,
  H shares                                                 1,200,000           388,474
Sinopec Yizheng Chemical Fibre Co., Ltd., H shares           800,000           141,543
Sinopec Zhenhai Refining and Chemical Co., Ltd.,
  H shares                                                   200,000           192,314
                                                                           -----------
                                                                             1,243,502

COMPUTER & OFFICE EQUIPMENT 1.16%
----------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd., Sponsored GDR           54,000           405,000*

CONGLOMERATES 2.40%
----------------------------------------------------------------------------------------
China Merchants Holdings International Company, Ltd.         479,000           644,828
Citic Pacific Ltd.                                            80,000           195,904
                                                                           -----------
                                                                               840,732

EDUCATION 1.99%
----------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                               1,673,332           698,938*+

ELECTRONIC EQUIPMENT 8.85%
----------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  161,000           605,834
AU Optronics Corp., Sponsored ADR                             12,250           200,165
Samsung Electronics, GDR Non-Voting Shares, 144A               4,500           925,875
Skyworth Digital Holdings Ltd.                             1,200,000           315,395

See notes to portfolios of investments and notes to financial statements.

                                                                              57



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE

ELECTRONIC EQUIPMENT (CONT'D)
----------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                               21,490       $   178,582
Techtronic Industries Company, Ltd.                          450,000           718,292
United Microelectronics Corporation, Sponsored ADR            37,000           159,470*
Yageo Corp.                                                        1                 2*
                                                                           -----------
                                                                             3,103,615

FOOD 1.02%
----------------------------------------------------------------------------------------
COFCO International Ltd.                                     700,000           358,986

HOTELS 0.86%
----------------------------------------------------------------------------------------
The Hong Kong & Shanghai Hotels Ltd.                         500,000           302,894

INTERNET 1.01%
----------------------------------------------------------------------------------------
Asia Broadband, Inc.                                       1,075,500           354,915*+

INVESTMENT TRUSTS 5.40%
----------------------------------------------------------------------------------------
iShares MSCI Hong Kong Index Fund                             30,000           303,900
iShares MSCI Japan Index Fund                                 33,000           350,460
iShares MSCI Malaysia Index Fund                              42,000           270,900
iShares MSCI Singapore (Free) Index Fund                      25,000           156,500
iShares MSCI South Korea Index Fund                           20,000           486,800
iShares MSCI Taiwan Index Fund                                30,000           324,300
                                                                           -----------
                                                                             1,892,860

NATURAL RESOURCES 13.03%
----------------------------------------------------------------------------------------
Aluminum Corporation of China Ltd., H shares                 400,000           214,109
Apac Minerals, Inc.                                          307,500           126,147*
Apac Minerals, Inc., Warrants (August 2004)                  100,000             3,729*
Apac Minerals, Inc., Warrants (August 2005)                   28,750                 0*
Caledon Resources Corp. plc                                  900,000            93,802*
China Energy Ventures Corp.                                1,145,350           641,396*
China NetTV Holdings, Inc.                                   153,750             7,841*
China NetTV Holdings, Inc. (RS)                              500,000            24,480*
China NetTV Holdings, Inc., Warrants (September 2006) (RS)   500,000                 0*
Entree Gold, Inc.                                            200,000           123,816*
Entree Gold, Inc., Warrants (October 2005)                   100,000                 0*
Erdene Gold, Inc.                                            100,000            59,670*
European Minerals Corp.                                       50,000            27,500*
Global Alumina Products Corp.                                200,000           410,000*
Global Alumina Products Corp., Warrants (May 2006)           100,000            55,000*
Jiangxi Copper Co., Ltd.                                     736,000           332,626
Nu XMP Ventures Ltd. (RS)                                    100,000            44,641*
Nu XMP Ventures Ltd., Warrants (May 2005) (RS)                50,000                 0*

See notes to portfolios of investments and notes to financial statements.

58



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE

NATURAL RESOURCES (CONT'D)
----------------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc.                               340,500       $   101,589*
Olympus Pacific Minerals, Inc., Warrants (October 2005)      250,000                 0*
Silk Road Resources Ltd.                                     260,000           126,054*
Silk Road Resources Ltd., Warrants (June 2005)               130,000                 0*
Spur Ventures, Inc.                                          537,950           601,868*
Sterling Group Ventures, Inc.                                100,000            95,000*
Sterling Group Ventures, Inc., Units (RS)                    500,000           616,000*
TVI Pacific, Inc.                                          1,185,714           137,082*
TVI Pacific, Inc., Warrants (November 2005)                1,185,714            66,330*
Western Canadian Coal Corp.                                  100,000           102,745
Western Canadian Coal Corp., Warrants (April 2005) (RS)       50,000            15,962*
Yanzhou Coal Mining Co., Ltd., H shares                      500,000           544,889
                                                                           -----------
                                                                             4,572,276

OFFICE SUPPLIES 0.00%
----------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                             1                 0*
Daying Modern Agricultural Co.                                     1                 0*
                                                                           -----------
                                                                                     0

OIL & GAS EXTRACTION 2.77%
----------------------------------------------------------------------------------------
China Petroleum & Chemical Corporation, H shares           1,000,000           365,396
CNOOC Ltd., ADR                                                6,000           256,500
Ivanhoe Mines Ltd.                                            65,000           349,071*
                                                                           -----------
                                                                               970,967

PHARMACEUTICALS 1.60%
----------------------------------------------------------------------------------------
China Pharmaceutical Group Ltd.                            1,800,000           501,939
Dragon Pharmaceuticals, Inc.                                  60,000            60,000*
                                                                           -----------
                                                                               561,939

PUBLISHING 0.45%
----------------------------------------------------------------------------------------
Lingo Media, Inc.                                            900,000           157,082*+

REAL ESTATE DEVELOPERS 2.62%
----------------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.                      2,400,000           415,398
New World Development Co., Ltd.                              240,000           176,929
Sun Hung Kai Properties Ltd.                                  40,000           328,216
                                                                           -----------
                                                                               920,543

RETAIL 4.87%
----------------------------------------------------------------------------------------
Digital China Holdings Ltd.                                1,800,000           490,400*
Esprit Holdings Ltd.                                         140,000           626,430

See notes to portfolios of investments and notes to financial statements.

                                                                              59



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE

RETAIL (CONT'D)
----------------------------------------------------------------------------------------
Sa Sa International Holdings Ltd.                          1,500,000       $   591,365
Shanghai Friendship Group, Inc., Co., B shares                     1                 1
                                                                           -----------
                                                                             1,708,196

SHIPPING & CONTAINERS 3.54%
----------------------------------------------------------------------------------------
China International Marine Containers (Group) Co.,
  Ltd., B shares                                             424,141           547,595
China Shipping Development Co., Ltd., H shares               500,000           299,689
Cosco Pacific Ltd.                                           285,000           394,628
                                                                           -----------
                                                                             1,241,912

STEEL MANUFACTURING 1.34%
----------------------------------------------------------------------------------------
Angang New Steel Co., Ltd., H shares                         400,000           141,030
Maanshan Iron & Steel Series Co., Ltd.                       500,000           161,864
POSCO, ADR                                                     5,000           167,550
                                                                           -----------
                                                                               470,444

TELECOMMUNICATIONS 6.31%
----------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., H shares                      200,000           605,148
China Telecom Corp., Ltd.                                    500,000           174,685
Chunghwa Telecom Co., Ltd.                                    28,000           493,920
Philippine Long Distance Telephone Co., ADR                   45,000           938,700*
                                                                           -----------
                                                                             2,212,453

TRANSPORTATION 1.62%
----------------------------------------------------------------------------------------
Zhejiang Expressway Co., Ltd., H shares                      800,000           569,249

UTILITIES 4.98%
----------------------------------------------------------------------------------------
Beijing Datang Power Generation Co., Ltd.                    900,000           703,869
Hong Kong & China Gas Co., Ltd.                              361,693           591,248
Huaneng Power International, Inc., ADR                        12,500           452,500
                                                                           -----------
                                                                             1,747,617

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            29,355,090
----------------------------------------------------------------------------------------
  (cost $28,513,806)

See notes to portfolios of investments and notes to financial statements.

60



CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2004

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 17.57%                                 AMOUNT            VALUE

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/04, 1.29%, due 07/01/04,
  repurchase price $6,165,846, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $6,165,625)                    $6,165,625       $ 6,165,625

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.23%                                                   35,520,715
----------------------------------------------------------------------------------------
  (cost $34,679,431)
Other assets and liabilities, net (1.23)%                                     (431,149)
                                                                           -----------

NET ASSETS 100%                                                            $35,089,566
                                                                           -----------

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS 89.40%                               SHARES              VALUE

ALUMINUM 3.75%
-------------------------------------------------------------------------------------------
Alcan, Inc.                                                     30,000       $  1,242,000
Alcoa, Inc.                                                     60,000          1,981,800
Global Alumina Products Corp.                                  800,000          1,640,000*
Global Alumina Products Corp., Warrants (May 2006)             400,000            220,000*
                                                                             ------------
                                                                                5,083,800

COAL 4.65%
-------------------------------------------------------------------------------------------
Adobe Ventures, Inc.                                         1,000,000            525,845*+
Adobe Ventures, Inc. (RS)                                    1,100,000            549,713*+
Adobe Ventures, Inc., S/R (RS)                               1,100,000            549,508*+
Adobe Ventures, Inc., Warrants (March 2006) (RS)               550,000                  0*
Arch Coal, Inc.                                                 40,000          1,463,600
Fording Canadian Coal Trust                                     15,000            631,573
NEMI Northern Energy & Mining, Inc.                            769,230            774,566*
NEMI Northern Energy & Mining, Inc., Warrants (May 2005)       769,230            344,251*
Western Canadian Coal Corp.                                     20,000             21,630*
Western Canadian Coal Corp. (RS)                               150,000            154,117*
Western Canadian Coal Corp., S/R (RS)                          290,000            298,068*
Western Canadian Coal Corp., Warrants (April 2005) (RS)         75,000             23,943*
Westmoreland Coal Co.                                           50,000            972,500*
                                                                             ------------
                                                                                6,309,314

COPPER 2.61%
-------------------------------------------------------------------------------------------
African Copper plc, Units (RS)                               1,000,000            634,410*
Amerigo Resources Ltd.                                         700,100            955,607*
EuroZinc Mining Corp., Special Warrants (RS)                   834,000            413,672*
Jiangxi Copper Co., Ltd.                                     3,382,000          1,528,453
                                                                             ------------
                                                                                3,532,142

DATA PROCESSING & SOFTWARE 0.02%
-------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                           110,000             34,100*

DIAMOND MINING & EXPLORATION 0.17%
-------------------------------------------------------------------------------------------
Diagem International Resource Corp., Warrants
  (July 2004)                                                  500,000                  0*
Diamond Fields International Ltd.                              262,000            134,840*
Diamond Fields International Ltd., Warrants
  (November 2006)                                              112,000                  0*
Diamonds North Resources Ltd.                                   75,000             53,144*
Diamonds North Resources Ltd., Warrants (March 2005)            75,000              8,391*
Metalex Ventures Ltd.                                           30,000             30,879*
                                                                             ------------
                                                                                  227,254

See notes to portfolios of investments and notes to financial statements.

62



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

DIVERSIFIED CHEMICALS 4.62%
-------------------------------------------------------------------------------------------
Dow Chemical Co.                                                17,000       $    691,900
E.I. du Pont de Nemours and Co.                                 20,000            888,400
FMC Corp.                                                       40,000          1,724,400*
Georgia Gulf Corp.                                              40,000          1,434,400
Imperial Chemical Industries plc, ADR                           90,000          1,525,500
                                                                             ------------
                                                                                6,264,600

ELECTRICITY GENERATION 1.12%
-------------------------------------------------------------------------------------------
Great Lakes Hydro Income Fund                                   65,000            784,926
Northland Power Income Fund                                     85,000            729,097
                                                                             ------------
                                                                                1,514,023

FERROCHROME 0.00%
-------------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                      22,000              4,840

FINANCIAL SERVICES 0.14%
-------------------------------------------------------------------------------------------
GMP Capital Corp.                                               15,000            192,437

GAS DISTRIBUTION 2.58%
-------------------------------------------------------------------------------------------
El Paso Corp.                                                  150,000          1,182,000
Energy Savings Income Fund                                     200,000          2,312,225
                                                                             ------------
                                                                                3,494,225

GOLD & COPPER MINING 7.41%
-------------------------------------------------------------------------------------------
European Minerals Corp.                                        488,250            268,537*
European Minerals Corp., Warrants (December 2008)              169,125             39,744*
Ivanhoe Mines Ltd.                                             350,000          1,879,615*
Northern Orion Resources, Inc.                               2,194,700          5,025,531*
Northern Orion Resources, Inc., Warrants (March 2005)          250,000             33,005*
Northern Orion Resources, Inc., Warrants (May 2008)            615,200            688,297*
Northgate Exploration Ltd., Warrants (December 2006)           745,000            316,738*
Taseko Mines Ltd.                                              450,000            476,617*
Taseko Mines Ltd. (RS)                                         375,000            377,322*
Taseko Mines Ltd., Warrants (March 2005) (RS)                  375,000                  0*
Taseko Mines Ltd., Warrants (December 2005)                    250,000            124,935*
Wheaton River Minerals Ltd., Warrants (March 2007)             122,450            195,452*
Wheaton River Minerals Ltd., Warrants (May 2007)               238,250            371,405*
Wheaton River Minerals Ltd., Warrants (August 2008)            225,000            250,056*
                                                                             ------------
                                                                               10,047,254

GOLD & NICKEL MINING 0.04%
-------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd., Warrants (September 2008)          112,500             56,221*

See notes to portfolios of investments and notes to financial statements.

                                                                              63



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

GOLD MINING 7.46%
-------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)               10,000       $     28,000*
AngloGold Ashanti Ltd., ADR                                     34,800          1,119,168
Apac Minerals, Inc.                                             86,000             35,280*
Apac Minerals, Inc., Warrants (August 2004)                    100,000              3,729*
Apac Minerals, Inc., Warrants (April 2005)                      43,000                  0*
Apollo Gold Corp.                                              503,125            686,745*
Bema Gold Corp.                                                517,500          1,405,012*
Bema Gold Corp., Warrants (October 2007)                       125,000            219,102*
Bolivar Gold Corp.                                             750,000            799,955*
Bolivar Gold Corp., Warrants (March 2008)                      180,000            116,805*
Bolivar Gold Corp., Warrants (August 2008)                     250,000            110,949*
Caledon Resources Corp. plc                                  1,000,000            104,224*
China NetTV Holdings, Inc.                                     153,750              7,841*
China NetTV Holdings, Inc. (RS)                                500,000             24,480*
China NetTV Holdings, Inc., Warrants (September 2005) (RS)     500,000                  0*
Corona Gold Ltd.                                                50,000                348*
Dumont Nickel, Inc.                                            500,000             87,641*
Dumont Nickel, Inc., Warrants (October 2005)                   250,000                  0*
Entree Gold, Inc.                                              160,000             99,053*
Entree Gold, Inc., Warrants (October 2005)                      80,000                  0*
Erdene Gold, Inc.                                              200,000            119,341*
Glencairn Gold Corp.                                           800,000            358,025*
Glencairn Gold Corp. (RS)                                      100,000             44,750*
Glencairn Gold Corp., Warrants (February 2005)                 150,000                  0*
Glencairn Gold Corp., Warrants (November 2008)                 250,000             42,888*
Glencairn Gold Corp., Warrants (November 2008) (RS)             50,000              8,578*
Goldcorp, Inc., Warrants (April 2007)                            5,000             28,125*
High River Gold Mines Ltd.                                     200,000            243,157*
Jonpol Explorations Ltd.                                     1,000,000            193,929*
Kinross Gold Corp., Warrants (December 2007)                   135,000             69,982*
Medoro Resources Ltd.                                          200,000             35,802*
Metallica Resources, Inc.                                      276,000            263,504*
Metallica Resources, Inc., Warrants (December 2008)            200,000             52,211*
Mexgold Resources, Inc.                                        300,000            660,103*
Mexgold Resources, Inc., Warrants (February 2006)              150,000             50,347*
Nevada Pacific Gold Ltd.                                       432,432            338,669*
Nevada Pacific Gold Ltd., Warrants (September 2004)            216,216             96,763*
Nevsun Resources Ltd., Warrants (May 2005)                      50,000             81,674*
New Sleeper Gold Corp.                                         200,000            134,258*
New Sleeper Gold Corp., Warrants (December 2008)               100,000                  0*
Olympus Pacific Minerals, Inc.                                 375,000            111,882*
Olympus Pacific Minerals, Inc., Warrants (October 2005)        250,000                  0*
Pacific Rim Mining Corp.                                       300,000            200,940*
Placer Dome, Inc.                                               20,000            332,800
Planet Exploration, Inc.                                       160,000             89,505*
Planet Exploration, Inc., Warrants (December 2005)             160,000                  0*

See notes to portfolios of investments and notes to financial statements.

64



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

GOLD MINING (CONT'D)
-------------------------------------------------------------------------------------------
Ridge Mining plc                                               575,000       $    588,868*
Silk Road Resources Ltd.                                       265,000            128,478*
Silk Road Resources Ltd., Warrants (June 2005)                 132,500                  0*
Stingray Resources, Inc.                                       120,000             76,975*
Stingray Resources, Inc., Warrants (December 2005)              60,000                  0*
Strongbow Exploration, Inc.                                     50,000             26,106*
TLC Ventures Corp. (RS)                                        175,000            223,204*
TLC Ventures Corp., Warrants (May 2005) (RS)                    87,500             18,600*
TVI Pacific, Inc.                                            2,371,428            274,164*
TVI Pacific, Inc., Warrants (November 2005)                  2,371,428            132,660*
U.S. Gold Corp.                                                 85,860             56,668*
UGL Enterprises Ltd.                                           100,000             29,089*
UGL Enterprises Ltd., Warrants (January 2006) (RS)              50,000                  0*
X-Cal Resources Ltd.                                           200,000             90,997*
Yamana Gold, Inc.                                               25,000             52,957*
Yamana Gold, Inc., Warrants (July 2008)                         12,500             16,130*
                                                                             ------------
                                                                               10,120,461

INDEPENDENT POWER PRODUCERS 0.88%
-------------------------------------------------------------------------------------------
Calpine Corp.                                                  275,000          1,188,000*

INDUSTRIAL GASES 0.97%
-------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                  25,000          1,311,250

IRON ORE 1.04%
-------------------------------------------------------------------------------------------
Labrador Iron Ore Royalty Trust                                110,000          1,415,305

LITHIUM 0.52%
-------------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  100,000             95,000*
Sterling Group Ventures, Inc., Units (RS)                      500,000            616,000*
                                                                             ------------
                                                                                  711,000

MERCHANT BANKING 0.43%
-------------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                 273,000            527,389
Endeavour Mining Capital Corp., Warrants (November 2008)        60,000             50,123*
                                                                             ------------
                                                                                  577,512

MINING EQUIPMENT & SERVICES 1.48%
-------------------------------------------------------------------------------------------
Dynatec Corp.                                                1,370,000          1,410,159*
Joy Global, Inc.                                                20,000            598,800
                                                                             ------------
                                                                                2,008,959

See notes to portfolios of investments and notes to financial statements.

                                                                              65



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

NICKEL 0.62%
-------------------------------------------------------------------------------------------
European Nickel plc, Units                                     350,000       $    149,086*
Inco Ltd.                                                       20,000            691,200*
                                                                             ------------
                                                                                  840,286

OIL & GAS DRILLING 0.99%
-------------------------------------------------------------------------------------------
Nabors Industries, Inc.                                         15,000            678,300*
Patterson-UTI Energy, Inc.                                      20,000            668,200
                                                                             ------------
                                                                                1,346,500

OIL & GAS EQUIPMENT & SERVICES 5.08%
-------------------------------------------------------------------------------------------
CCS Income Trust                                                85,000          1,895,652
Lone Star Technologies, Inc.                                    40,000          1,102,400*
National Oilwell, Inc.                                          40,000          1,259,600*
Newalta Income Fund                                             40,000            560,901
Peak Energy Services Trust                                     215,000          1,355,076
Total Energy Services Ltd.                                     160,000            708,883*
                                                                             ------------
                                                                                6,882,512

OIL & GAS EXPLORATION & PRODUCTION - INTEGRATED 0.82%
-------------------------------------------------------------------------------------------
Sasol Ltd., Sponsored ADR                                       30,000            471,900
Yukos Oil Co., ADR                                              20,000            636,000
                                                                             ------------
                                                                                1,107,900

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 11.81%
-------------------------------------------------------------------------------------------
Aquest Energy Ltd. (RS)                                        200,000            347,207*
Bear Creek Energy Ltd. (RS)                                    110,000            428,694*
Chamaelo Energy, Inc. (RS)                                      65,000            216,473*
China Energy Ventures Corp.                                  2,352,000          1,317,120*+
Choice Resources Corp.                                       1,142,000            417,379*+
Choice Resources Corp. (RS)                                  1,000,000            347,207*+
Choice Resources Corp., Warrants (December 2004)               110,000                  0*
Choice Resources Corp., Warrants (March 2006) (RS)           1,000,000                  0*
Cinch Energy Corp., S/R (RS)                                   600,000            335,646*
Compton Petroleum Corp.                                        150,000            839,114*
Eastshore Energy Ltd., Class A                                 450,000          1,053,927*
Elgin Resources, Inc.                                          350,000            279,332*
Elgin Resources, Inc. (RS)                                     250,000            189,546*
Elgin Resources, Inc., Warrants (March 2006) (RS)              250,000                  0*
Forte Resources, Inc. (RS)                                     130,000            285,560*
Galleon Energy, Inc., Class A                                  120,000            716,044*
Grove Energy Ltd. (RS)                                         600,000            199,821*
Grove Energy Ltd., Warrants (April 2006) (RS)                  600,000             29,984*
Hawk Energy Corp.                                              100,000            238,681*

See notes to portfolios of investments and notes to financial statements.

66



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
-------------------------------------------------------------------------------------------
Hawk Energy Corp. (RS)                                         100,000       $    226,747*
High Point Resources, Inc.                                     400,000            498,247*
Kensington Energy Ltd.                                         800,000            537,033*
Ketch Resources Ltd.                                            90,000            771,985*
Midnight Oil & Gas Ltd. (RS)                                   150,000            674,927*
Mustang Resources, Inc.                                        100,000            428,880*
Pacific Stratus Ventures Ltd. (RS)                           3,000,000            807,787*+
Pan-Ocean Energy Corp., Ltd.                                    50,000            421,422
Rock Creek Resources Ltd.                                      548,400            899,888*+
StarPoint Energy Ltd.                                          400,000          1,267,994*
Tempest Energy Corp., Class A                                  200,000            738,420*
Tesoro Energy Ltd., Special Warrants (RS)                    5,555,000            570,748*
TriLoch Resources, Inc., Class A (RS)                          100,000            177,146*
West Energy Ltd. (RS)                                          571,500            745,972
                                                                             ------------
                                                                               16,008,931

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 3.80%
-------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                        100,000          1,472,000
Novy Neft II Ltd.                                               60,000            645,000
Penn West Petroleum Ltd.                                        10,000            463,191
Progress Energy Ltd.                                           115,000          1,274,633*
Talisman Energy, Inc.                                           60,000          1,302,305
                                                                             ------------
                                                                                5,157,129

OIL & GAS PIPELINES 0.88%
-------------------------------------------------------------------------------------------
The Williams Companies, Inc.                                   100,000          1,190,000

OIL & GAS ROYALTY TRUSTS 11.08%
-------------------------------------------------------------------------------------------
Acclaim Energy Trust                                           130,000          1,255,687*
Bonavista Energy Trust                                         180,000          3,093,309
Enerplus Resources Fund                                         90,000          2,561,395
Enerplus Resources Fund, S/R                                    30,000            850,302*
Focus Energy Trust                                             230,000          2,659,059
San Juan Basin Royalty Trust                                    90,000          2,192,400
Vermillion Energy Trust                                        180,000          2,409,935
                                                                             ------------
                                                                               15,022,087

PLATINUM GROUP METALS 3.84%
-------------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                         12,500             75,000*
Anooraq Resources Corp.                                        500,000            839,114*
Anooraq Resources Corp., Warrants (March 2006)                 175,000                  0*
Aquarius Platinum Ltd. (RS)                                      6,862             21,828
Osmium Holdings S.A. (RS)                                          104             10,400

See notes to portfolios of investments and notes to financial statements.

                                                                              67



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

PLATINUM GROUP METALS (CONT'D)
-------------------------------------------------------------------------------------------
South Atlantic Ventures Ltd.                                   215,000       $  1,242,821*
South Atlantic Ventures Ltd., Warrants (December 2004)          25,000            102,558*
Southern African Resources plc                               6,000,000          2,854,845*
SouthernEra Resources Ltd., Warrants (November 2008)           100,000             58,924*
                                                                             ------------
                                                                                5,205,490

POLYMETALLIC 0.23%
-------------------------------------------------------------------------------------------
Adastra Minerals, Inc.                                         100,000            108,152*
Altius Minerals Corp., Warrants (July 2005)                    100,000             96,964*
Farallon Resources Ltd.                                        200,000            102,931*
                                                                             ------------
                                                                                  308,047

POTASH & AGRICULTURAL FERTILIZERS 0.41%
-------------------------------------------------------------------------------------------
Spur Ventures, Inc.                                            500,000            559,409*

PROPANE DISTRIBUTION 1.43%
-------------------------------------------------------------------------------------------
Superior Plus Income Fund                                      100,000          1,935,556

PULP & PAPER 2.41%
-------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                      30,000            979,800
Sappi Ltd., Sponsored ADR                                       60,000            921,000
Smurfit-Stone Container Corp.                                   30,000            598,500*
Tembec, Inc.                                                   100,000            771,985*
                                                                             ------------
                                                                                3,271,285

SHIPPING & CONTAINERS 0.52%
-------------------------------------------------------------------------------------------
Golar LNG Ltd.                                                  45,000            705,150*

SILVER MINING 0.13%
-------------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)             27,000            178,228*

SPECIALTY CHEMICALS 2.14%
-------------------------------------------------------------------------------------------
Acetex Corp.                                                   100,000            454,986*
Eastman Chemical Co.                                            20,000            924,600
Hercules, Inc.                                                 125,000          1,523,750*
                                                                             ------------
                                                                                2,903,336

STEEL 1.39%
-------------------------------------------------------------------------------------------
Algoma Steel, Inc.                                             210,000          1,722,981*
Russel Metals, Inc.                                             19,000            155,889
                                                                             ------------
                                                                                1,878,870


See notes to portfolios of investments and notes to financial statements.

68



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE

ZINC 1.93%
-------------------------------------------------------------------------------------------
Breakwater Resources Ltd.                                      800,000       $    244,648*
Breakwater Resources Ltd. (RS)                               4,000,000          1,223,242*
Breakwater Resources Ltd., Warrants (January 2009)             100,000             18,355*
Breakwater Resources Ltd., Warrants (January 2009) (RS)      2,000,000            365,400*
Noranda Income Fund                                             90,000            758,559
                                                                             ------------
                                                                                2,610,204

-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              121,203,617
-------------------------------------------------------------------------------------------
  (cost $108,742,901)

PURCHASED OPTIONS 0.16%                                      CONTRACTS

COPPER 0.11%
-------------------------------------------------------------------------------------------
Phelps Dodge Corp., Strike Price 95, Call, Expiration
  Jan. 2006 (premium $240,300)                                     200            157,000

GOLD MINING 0.05%
-------------------------------------------------------------------------------------------
Philadelphia Stock Exchange Gold & Silver Index, Strike
  Price 100, Call, Expiration July 2004 (premium $26,780)          260              2,600
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $60,568)                                      496             60,760
                                                                             ------------
                                                                                   63,360

-------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                           220,360
-------------------------------------------------------------------------------------------
  (cost $327,648)

RIGHTS 0.00%                                                    SHARES

AGRICULTURAL CHEMICALS 0.00%
-------------------------------------------------------------------------------------------
IMC Global, Inc., Rights (June 2009)                             3,800                  0
  (cost $0)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.11%                                 AMOUNT

GOLD MINING 0.07%
-------------------------------------------------------------------------------------------
Bolivar Gold Corp.                                         $   250,000             93,561

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.04%
-------------------------------------------------------------------------------------------
Catalina Energy Corp.                                          100,000             59,670

-------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                      153,231
-------------------------------------------------------------------------------------------
  (cost $255,608)

-------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              121,577,208
-------------------------------------------------------------------------------------------

See notes to portfolios of investments and notes to financial statements.

                                                                              69



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2004

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 8.72%                                   AMOUNT              VALUE

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/04, 1.29%, due 07/01/04,
  repurchase price $11,819,287, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $11,818,863)                   $11,818,863        $ 11,818,863

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.39%                                                      133,396,071
-------------------------------------------------------------------------------------------
  (cost $121,145,020)
Other assets and liabilities, net 1.61%                                         2,177,972
                                                                             ------------

NET ASSETS 100%                                                              $135,574,043
                                                                             ------------
See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS 87.06%                             SHARES              VALUE

CHEMICALS & ALLIED PRODUCTS 0.79%
-----------------------------------------------------------------------------------------
Acetex Corp.                                                 430,000       $  1,956,441*

DATA PROCESSING & SOFTWARE 0.12%
-----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                       1,000,000            310,000*+

DIAMOND MINING & EXPLORATION 1.95%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                            75,000          2,218,058*
Diagem International Resource Corp.                        1,325,000            222,365*
Diagem International Resource Corp., Warrants (July 2004)  1,500,000                  0*
Diamond Fields International Ltd.                          1,110,000            571,269*
Diamond Fields International Ltd., Warrants
  (November 2006)                                            512,000                  0*
Diamonds North Resources Ltd.                              1,800,000          1,275,453*+
Diamonds North Resources Ltd., Warrants (March 2005)         300,000             33,565*
JML Resources Ltd.                                            73,400              8,212*
Metalex Ventures Ltd.                                         70,000             72,052*
Shore Gold, Inc.                                             175,000            174,909*
Superior Diamonds, Inc.                                       60,000             12,083*
Tahera Diamond Corp.                                         800,000            220,780*
                                                                           ------------
                                                                              4,808,746

DIAMONDS & GOLD RETAIL 0.34%
-----------------------------------------------------------------------------------------
Tiffany & Co.                                                 22,500            829,125

FINANCIAL SERVICES 0.83%
-----------------------------------------------------------------------------------------
GMP Capital Corp.                                             85,000          1,090,475
NETeller plc                                                 336,800            958,459*
                                                                           ------------
                                                                              2,048,934

GOLD/MINERAL EXPLORATION & DEVELOPMENT 20.67%
-----------------------------------------------------------------------------------------
Alamos Gold, Inc.                                            300,000            438,577*
American Gold Capital Corp.                                  232,500            166,480*
Amerix Precious Metals Corp.                                 425,000             79,250*
Amerix Precious Metals Corp., Warrants (December 2005)       212,500                  0*
AMT International Mining Corp.                             1,000,000             12,680*
Apac Minerals, Inc.                                        1,200,000            492,280*
Apac Minerals, Inc., Warrants (August 2004)                  300,000             11,188*
Atikwa Minerals Corp.                                      1,333,333            119,341*+
Atikwa Minerals Corp., Warrants (July 2005)                1,333,333                  0*
BacTech Enviromet Corp.                                      100,000             37,294*
Bendigo Mining NL                                            200,000            122,355*
Bolivar Gold Corp.                                         6,444,000          6,873,215*+
Bolivar Gold Corp., Warrants (March 2008)                    800,000            519,132*
Bolivar Gold Corp., Warrants (August 2008)                 1,410,000            625,755*

See notes to portfolios of investments and notes to financial statements.

                                                                              71



WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004


COMMON STOCKS AND WARRANTS                                    SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Caledon Resources Corp. plc                                5,700,000       $    594,080*
Candente Resource Corp.                                      190,000             89,282*
Candente Resource Corp., Warrants (June 2005)                 95,000                  0*
Central African Gold plc                                   4,000,000            634,410*
Chesapeake Gold Corp.                                        240,000            775,117*
Chilean Gold Ltd. (RS)                                       500,000                  0*
Continental Precious Minerals, Inc.                          200,000             28,343*
Corona Gold Ltd.                                             812,500              5,648*
Dumont Nickel, Inc.                                        1,500,000            262,922*
Dumont Nickel, Inc., Warrants (October 2005)                 750,000                  0*
Dynatec Corp.                                              1,300,000          1,338,107*
ECU Silver Mining, Inc.                                      900,000            214,813*
Erdene Gold, Inc.                                            400,000            238,681*
European Minerals Corp.                                    1,045,000            574,750*
European Minerals Corp., Warrants (December 2008)            400,000             94,000*
Farallon Resources Ltd.                                    2,090,000          1,075,632*
First Point Minerals Corp.                                 1,020,000            144,551*
Gabriel Resources Ltd.                                       350,000            336,764*
Gallery Gold Ltd.                                            900,000            168,934*
Glencairn Gold Corp.                                       2,400,000          1,074,066*
Glencairn Gold Corp. (RS)                                    250,000            111,882*
Glencairn Gold Corp., Warrants (February 2005)               600,000                  0*
Glencairn Gold Corp., Warrants (November 2008)               667,500            114,511*
Glencairn Gold Corp., Warrants (November 2008) (RS)          125,000             21,444*
Gold Reserve, Inc.                                           200,000            611,621*
Gold Summit Corp.                                            200,000             29,835*
Gold Summit Corp., Warrants (January 2005)                   100,000                  0*
Great Basin Gold Ltd.                                      1,330,000          1,736,033*
Guinor Gold Corp.                                          1,500,000          1,185,948*
Herald Resources Ltd.                                      1,000,000            472,736*
High River Gold Mines Ltd.                                 1,000,000          1,215,783*
Inca Pacific Resources, Inc.                               1,065,000             95,323*
Inca Pacific Resources, Inc., Warrants (November 2006)       900,000                  0*
Ivanhoe Mines Ltd.                                         1,058,300          5,683,393*
Ivanhoe Mines Ltd., Warrants (December 2005)                  36,300             27,075*
Laurion Gold, Inc.                                            10,000                783*
Laurion Gold, Inc., Special Warrants                       4,000,000            313,269*
MAG Silver Corp.                                              25,000             22,190*
Medoro Resources Ltd.                                        530,000             94,876*
Meridian Gold, Inc.                                           50,000            648,500*
Metallic Ventures Gold, Inc.                                 100,000            372,940*
Metallic Ventures Gold, Inc. (RS)                            100,000            372,940*
Metallic Ventures Gold, Inc., Warrants (March 2009)(RS)       50,000             21,630*
Metallica Resources, Inc.                                    964,000            920,355*
Metallica Resources, Inc., Warrants (December 2008)          495,000            129,224*
Mexgold Resources, Inc.                                      400,000            880,137*

See notes to portfolios of investments and notes to financial statements.

72



WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Mexgold Resources, Inc., Warrants (February 2006)            200,000       $     67,129*
Minefinders Corporation Ltd.                                 200,000          1,350,041*
Moss Lake Gold Mines Ltd.                                  2,250,000            184,605*+
Nevada Pacific Gold Ltd.                                   2,500,000          1,957,932*+
Nevada Pacific Gold Ltd., Warrants (September 2004)        1,135,135            508,004*
New Sleeper Gold Corp.                                       430,000            288,655*
New Sleeper Gold Corp., Warrants (December 2008)             150,000                  0*
Odyssey Resources Ltd.                                     1,000,000             96,964*
Odyssey Resources Ltd., Warrants (July 2004)               1,000,000                  0*
Olympus Pacific Minerals, Inc.                               625,000            186,470*
Olympus Pacific Minerals, Inc., Warrants (October 2005)      500,000                  0*
Orezone Resources, Inc.                                    1,010,000            813,605*
Pacific Rim Mining Corp.                                   3,935,000          2,635,719*
Planet Exploration, Inc.                                     300,000            167,823*
Planet Exploration, Inc., Warrants (December 2005)           300,000                  0*
Platte River Gold, Special Warrants (RS)                     595,000          1,190,000*
QGX Ltd.                                                     325,000            698,143*
Radius Explorations Ltd.                                     600,000            496,755*
Red Back Mining, Inc.                                        213,523            294,635*
Red Back Mining, Inc., Special Warrants (RS)                 200,000            262,251*
Ridge Mining plc                                             930,000            952,431*
Rio Narcea Gold Mines Ltd.                                   500,000            980,831*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)        545,000            272,358*
Rockwell Ventures, Inc.                                    1,075,000             66,150*
Romarco Minerals, Inc.                                     2,130,000            500,448*+
Rubicon Minerals Corp.                                       200,000            183,486*
Rubicon Minerals Corp., Warrants (February 2005)             100,000                  0*
SKN Resources Ltd.                                             8,500             10,271*
Solitario Resources Corp.                                    230,000            308,794*
Southwestern Resources Corp.                                  20,000            213,321*
St. Andrew Goldfields Ltd.                                 3,582,877            547,841*
St. Andrew Goldfields Ltd., Warrants (December 2004)       1,000,000                  0*
Stingray Resource, Inc.                                      300,000            192,437*+
Stingray Resource, Inc., Warrants (December 2005)            150,000                  0*
Stratagold Corp.                                             625,000            214,440*
Stratagold Corp., Warrants (November 2005)                   312,500                  0*
Strongbow Exploration, Inc.                                  794,075            414,599*
Sydney Resource Corp. (RS)                                   600,000            112,665*
Sydney Resource Corp., Warrants (April 2005) (RS)            300,000                  0*
TLC Ventures Corp.                                            10,000             13,426*
TLC Ventures Corp. (RS)                                      500,000            637,727*
TLC Ventures Corp., Warrants (May 2005) (RS)                 250,000             53,144*
TVI Pacific, Inc.                                          2,371,428            274,164*
TVI Pacific, Inc., Warrants (November 2005)                2,371,428            132,660*
U.S. Gold Corp.                                              411,740            271,748*
Verena Minerals Corp.                                      1,000,000             89,505*

See notes to portfolios of investments and notes to financial statements.

                                                                              73



WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Verena Minerals Corp., Warrants (May 2005)                   500,000       $          0*
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                              600,000             30,000*
Western Prospector Group Ltd.                                900,000            181,249*+
X-Cal Resources Ltd.                                       2,051,000            933,177*
                                                                           ------------
                                                                             51,015,678

INTERMEDIATE & JUNIOR GOLD PRODUCERS 36.36%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                       50,000            660,500
Agnico-Eagle Mines Ltd., Warrants (November 2007)            592,500          1,659,000*
Apollo Gold Corp.                                          3,876,625          5,291,433*+
Apollo Gold Corp., Warrants (December 2006)                  333,500                  0*
Bema Gold Corp.                                            2,710,400          7,358,735*
Bema Gold Corp., Warrants (October 2007)                   3,013,675          5,282,417*
Cambior, Inc.                                                615,500          1,682,234*
Cambior, Inc., Warrants (August 2008)                         91,575            104,163*
Campbell Resources, Inc.                                      50,000             24,241*
Compania de Minas Buenaventura S.A., ADR                      58,000          1,281,800
Eldorado Gold Corp.                                          600,000          1,552,920*
Emperor Mines Ltd.                                           700,000            394,178*
Frontier Pacific Mining Corp.                              1,000,000            320,728*
Frontier Pacific Mining Corp. (RS)                           200,000             60,938*
Frontier Pacific Mining Corp., S/R (RS)                      800,000            244,052*
Frontier Pacific Mining Corp., Warrants (April 2006) (RS)    200,000                  0*
Glamis Gold Ltd.                                             300,000          5,258,895*
Goldcorp, Inc.                                               122,500          1,429,577
Goldcorp, Inc., Warrants (April 2007)                        131,800            741,375*
Goldcorp, Inc., Warrants (May 2009)                          177,000          2,058,861*
Golden Star Resources Ltd., Warrants (July 2004)             150,000            436,339*
Golden Star Resources Ltd., Warrants (February 2007)           7,500             16,894*
Hecla Mining Co.                                             200,000          1,140,000*
IAMGOLD Corp.                                              1,245,000          6,927,481
Kinross Gold Corp., Warrants (December 2007)               2,717,000          1,408,455*
Miramar Mining Corp.                                         650,000            746,625*
Northern Orion Resources, Inc.                             6,225,800         14,256,161*+
Northern Orion Resources, Inc., Warrants (March 2005)      2,000,000            264,041*
Northern Orion Resources, Inc., Warrants (May 2008)        2,258,950          2,527,355*
Northgate Exploration Ltd.                                   695,000          1,078,243*
Northgate Exploration Ltd., Warrants (December 2006)       3,433,000          1,168,203*
Queenstake Resources Ltd.                                  2,550,000          1,084,135*
Randgold Resources Ltd., ADR                                 265,000          2,337,300*
Resolute Mining Ltd.                                       1,000,000            862,048*
Resolute Mining Ltd., Warrants (June 2005)                   278,333             89,009*
Sino Gold Ltd.                                               530,000            799,550*
Troy Resources NL                                            208,800            397,732
Wheaton River Minerals Ltd.                                3,595,720         10,030,576*

See notes to portfolios of investments and notes to financial statements.

74



WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE

INTERMEDIATE & JUNIOR GOLD PRODUCERS (CONT'D)
-----------------------------------------------------------------------------------------
Wheaton River Minerals Ltd., Warrants (March 2007)         1,627,350       $  2,597,545*
Wheaton River Minerals Ltd., Warrants (May 2007)           2,112,425          3,293,032*
Wheaton River Minerals Ltd., Warrants (August 2008)        1,396,250          1,551,736*
Yamana Gold, Inc.                                            505,000          1,069,740*
Yamana Gold, Inc., Warrants (July 2008)                      197,000            254,203*
                                                                           ------------
                                                                             89,742,450

INVESTMENT TRUST 0.03%
-----------------------------------------------------------------------------------------
Gold Bullion Ltd.                                              2,000             79,851*

MERCHANT BANKING 1.23%
-----------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                             1,434,500          2,771,205+
Endeavour Mining Capital Corp., Warrants (November 2008)     308,000            257,298*
                                                                           ------------
                                                                              3,028,503

METAL & MINERAL MINING 15.41%
-----------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                      112,500            675,000*
AfriOre Ltd.                                               1,000,000            313,269*
AfriOre Ltd., Warrants (March 2005)                          500,000                  0*
Algoma Steel, Inc.                                           110,000            902,514*
Anooraq Resources Corp.                                    2,277,600          3,822,332*+
Anooraq Resources Corp., Warrants (March 2006)               325,000                  0*
Amarc Resources Ltd.                                         454,545            179,689*
Amarc Resources Ltd., Warrants (January 2005)                454,545                  0*
Amerigo Resources Ltd.                                       760,000          1,037,369*+
Amerigo Resources Ltd., Warrants (August 2004)               500,000            607,891*
Amerigo Resources Ltd., Warrants (June 2005)                 537,500            463,051*
Aquarius Platinum Ltd.                                        50,000            193,961
Aquarius Platinum Ltd. (RS)                                   60,045            191,001
Arizona Star Resource Corp.                                  111,000            319,579*
Breakwater Resources Ltd.                                  1,325,000            405,199*
Breakwater Resources Ltd., Warrants (January 2009)           815,000            148,933*
Corriente Resources, Inc.                                    425,000          1,061,945*
European Nickel plc, Units                                   400,000            170,384*
Elgin Resources, Inc.                                        660,000            526,740*
Elgin Resources, Inc. (RS)                                   500,000            379,093*
Elgin Resources, Inc., Warrants (March 2006) (RS)            500,000                  0*
FNX Mining Co., Inc.                                         440,000          2,067,577*
International Uranium Corp.                                  490,000            986,798*
Jiangxi Copper Co., Ltd.                                   4,882,000          2,206,359
Latin America Copper plc                                   3,000,000            271,890+
North American Tungsten Corp., Ltd.                          900,000             77,198*
Northern Dynasty Minerals Ltd.                               400,000          1,581,264*
Osmium Holdings S.A. (RS)                                        891             89,100

See notes to portfolios of investments and notes to financial statements.

                                                                              75






WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE

METAL & MINERAL MINING (CONT'D)
-----------------------------------------------------------------------------------------
Pacific North West Capital Corp.                             993,966       $    444,827*
Pacific North West Capital Corp. (RS)                        375,000            159,432*
Pacific North West Capital Corp., Warrants (August 2004)     333,333                  0*
Pacific North West Capital Corp., Warrants (June 2005)       150,000                  0*
Pacific North West Capital Corp., Warrants (October
  2005) (RS)                                                 187,500                  0*
Pan American Silver Corp., Warrants (February 2008)          256,650          1,694,154*
Perilya Ltd.                                                 100,000             60,482*
Peru Copper Corp., Convertible Shares (RS)                    53,500             74,900*
Peru Copper Corp., Units (RS)                                142,500            199,500*
South Atlantic Ventures Ltd.                               1,075,000          6,214,105*+
South Atlantic Ventures Ltd., Warrants (December 2004)        75,000            307,675*
Southern African Resources plc                            15,910,000          7,570,097*+
SouthernEra Resources Ltd., Warrants (November 2006)         100,000             58,924*
Taseko Mines Ltd.                                          1,800,000          1,906,467*
Taseko Mines Ltd. (RS)                                       500,000            503,095*
Taseko Mines Ltd., Warrants (February 2005) (RS)             500,000                  0*
Toledo Copper Corp. plc                                    1,000,000             40,784*
Trend Mining Co.                                             100,000             28,000*
UGL Enterprises Ltd.                                         200,000             58,179*+
UGL Enterprises Ltd., Warrants (January 2006) (RS)           100,000                  0*
Zimasco Consolidated Enterprises Ltd. (RS)                   192,500             42,350
                                                                           ------------
                                                                             38,041,107

OIL & GAS EXTRACTION 1.33%
-----------------------------------------------------------------------------------------
BlackRock Ventures, Inc.                                     305,000          1,715,298*
Choice Resources Corp.                                       614,500            224,588*
Choice Resources Corp., Warrants (December 2004)             275,000                  0*
China Energy Ventures Corp.                                   90,050             50,428*
China Energy Ventures Corp. (RS)                           2,000,000            985,600*
Pacific Stratus Ventures Ltd. (RS)                         1,125,000            302,920*
                                                                           ------------
                                                                              3,278,834

SENIOR GOLD PRODUCERS 8.00%
-----------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., ADR                                  137,025          4,406,724
Barrick Gold Corp.                                            50,000            987,500
Freeport-McMoRan Copper & Gold, Inc., Class B                 35,000          1,160,250
Newmont Mining Corp.                                         120,000          4,651,200
Placer Dome, Inc.                                            514,000          8,552,960
                                                                           ------------
                                                                             19,758,634
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            214,898,303
-----------------------------------------------------------------------------------------
  (cost $176,775,826)

See notes to portfolios of investments and notes to financial statements.

76






WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURE 0.11%                                AMOUNT              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.11%
-----------------------------------------------------------------------------------------
Bolivar Gold Corp.                                       $   750,000       $    280,684
  (cost $575,197)

PREFERRED STOCK 0.44%                                         SHARES

SENIOR GOLD PRODUCERS 0.44%
-----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $953,085)                             26,500          1,099,750

PURCHASED OPTIONS 0.65%                                    CONTRACTS

SENIOR GOLD PRODUCERS 0.65%
-----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 25, Call, Expiration
  Jan. 2005 (premium $339,592)                                 2,600            130,000
Barrick Gold Corp., Strike Price 30, Call, Expiration
  Jan. 2006 (premium $385,500)                                 2,250            225,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 100, Call, Expiration July 2004
  (premium $182,060)                                           1,920             19,200
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2005 (premium $539,779)                                 3,350            938,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $280,129)                                 2,294            281,015
                                                                           ------------
                                                                              1,593,215

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       1,593,215
-----------------------------------------------------------------------------------------
  (cost $1,727,060)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            217,871,952
-----------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 5.41%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/04, 1.29%, due 07/01/04,
  repurchase price $13,363,865, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $13,363,386)                  $13,363,386         13,363,386

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 93.67%                                                    231,235,338
-----------------------------------------------------------------------------------------
  (cost $193,394,554)
Other assets and liabilities, net 6.33%                                      15,616,164
                                                                           ------------

NET ASSETS 100%                                                            $246,851,502
                                                                           ------------

See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS 84.57%                              SHARES             VALUE

DIAMOND MINING & EXPLORATION 1.23%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                             22,000       $   650,630*
Diamond Fields International Ltd.                             326,000           167,778*
Diamond Fields International Ltd., Warrants (November 2006)   176,000                 0*
                                                                            -----------
                                                                                818,408

DIAMONDS & GOLD RETAIL 0.41%
-----------------------------------------------------------------------------------------
Tiffany & Co.                                                   7,500           276,375

FINANCIAL SERVICES 0.90%
-----------------------------------------------------------------------------------------
GMP Capital Corp.                                              10,000           128,291
NETeller plc                                                  165,200           470,123*
                                                                            -----------
                                                                                598,414

GOLD MINING 73.56%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                        25,000           330,250
Agnico-Eagle Mines Ltd., Warrants (November 2007)             217,500           609,000*
AngloGold Ashanti Ltd., ADR                                   132,675         4,266,827
Apollo Gold Corp.                                           1,762,500         2,405,740*+
Apollo Gold Corp., Warrants (December 2006)                   166,500                 0*
Barrick Gold Corp.                                             20,000           395,000
Bema Gold Corp.                                             1,068,800         2,901,792*
Bema Gold Corp., Warrants (October 2007)                    1,598,325         2,801,569*
Cambior, Inc.                                                 308,400           842,861*
Cambior, Inc., Warrants (August 2008)                         180,525           205,341*
Compania de Minas Buenaventura S.A., ADR                       18,400           406,640
Durban Roodepoort Deep Ltd., ADR                              100,000           254,000*
Glamis Gold Ltd.                                              100,000         1,752,968*
Glencairn Gold Corp.                                          800,000           358,022*
Glencairn Gold Corp. (RS)                                     100,000            44,753*
Glencairn Gold Corp., Warrants (February 2005)                250,000                 0*
Glencairn Gold Corp., Warrants (November 2008)                172,500            29,592*
Glencairn Gold Corp., Warrants (November 2008) (RS)            50,000             8,578*
Gold Fields Ltd., ADR                                         150,000         1,576,500
Goldcorp, Inc.                                                107,500         1,254,527
Goldcorp, Inc., Warrants (April 2007)                          80,500           452,813*
Goldcorp, Inc., Warrants (May 2009)                           108,000         1,256,254*
Golden Star Resources Ltd., Warrants (February 2007)            2,500             5,631*
Guinor Gold Corp.                                             750,000           592,974*
Harmony Gold Mining Co. Ltd., ADR                              25,000           264,750
Hecla Mining Co.                                               50,000           285,000*
IAMGOLD Corp.                                                 405,000         2,253,510
Ivanhoe Mines Ltd.                                            352,500         1,893,041*
Ivanhoe Mines Ltd., Warrants (December 2005)                   11,200             8,354*
Kinross Gold Corp., Warrants (December 2007)                1,418,000           735,071*

See notes to portfolios of investments and notes to financial statements.

78






GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE

GOLD MINING (CONT'D)
-----------------------------------------------------------------------------------------
Meridian Gold, Inc.                                            15,000       $   194,550*
Mexgold Resources, Inc.                                       100,000           220,034*
Mexgold Resources, Inc., Warrants (February 2006)              50,000            16,782*
Newmont Mining Corp.                                           35,000         1,356,600
Northern Orion Resources, Inc.                              1,850,500         4,237,372*
Northern Orion Resources, Inc., Warrants (May 2008)           871,250           974,771*
Northgate Exploration Ltd.                                    305,000           473,186*
Northgate Exploration Ltd., Warrants (December 2006)        1,229,500           414,030*
Pacific Rim Mining Corp.                                    1,025,000           686,548*
Placer Dome, Inc.                                             205,000         3,411,185
Queenstake Resources Ltd.                                     700,000           297,606*
Randgold Resources Ltd., ADR                                  125,000         1,102,500*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)         152,500            76,210*
Sino Gold Ltd.                                                150,000           226,288*
Wheaton River Minerals Ltd.                                   775,180         2,162,432*
Wheaton River Minerals Ltd., Warrants (March 2007)          1,767,500         2,821,250*
Wheaton River Minerals Ltd., Warrants (May 2007)              791,325         1,233,586*
Wheaton River Minerals Ltd., Warrants (August 2008)           487,550           541,843*
Yamana Gold, Inc.                                             150,000           317,745*
Yamana Gold, Inc., Warrants (July 2008)                       104,500           134,845*
                                                                            -----------
                                                                             49,090,721

INVESTMENT TRUST 0.06%
-----------------------------------------------------------------------------------------
Gold Bullion Ltd.                                               1,000            39,925*

MERCHANT BANKING 1.81%
-----------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                571,500         1,104,039
Endeavour Mining Capital Corp., Warrants (November 2008)      122,500           102,335*
                                                                            -----------
                                                                              1,206,374

METAL & MINERAL MINING 6.60%
-----------------------------------------------------------------------------------------
Algoma Steel, Inc.                                             10,000            82,047*
Breakwater Resources Ltd.                                     275,000            84,098*
Breakwater Resources Ltd., Warrants (January 2009)            655,000           119,695*
FNX Mining Co., Inc.                                          235,000         1,104,274*
Impala Platinum Holdings Ltd.                                   7,500           567,479
Inco Ltd.                                                      12,500           432,000*
Pan American Silver Corp., Warrants (February 2008)           116,650           770,010*
South Atlantic Ventures Ltd.                                  180,000         1,040,501*
South Atlantic Ventures Ltd., Warrants (December 2004)         50,000           205,117*
                                                                            -----------
                                                                              4,405,221

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             56,435,438
-----------------------------------------------------------------------------------------
  (cost $44,848,881)

See notes to portfolios of investments and notes to financial statements.

                                                                              79






GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2004

PREFERRED STOCK 0.78%                                          SHARES             VALUE

GOLD MINING 0.78%
-----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold-Denominated
  Preferred Stock (cost $449,618)                              12,500       $   518,750

PURCHASED OPTIONS 0.97%                                     CONTRACTS

GOLD MINING 0.97%
-----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 25, Call, Expiration
  Jan. 2005 (premium $182,857)                                  1,400            70,000
Barrick Gold Corp., Strike Price 30, Call, Expiration
  Jan. 2006 (premium $133,500)                                    750            75,000
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 100, Call, Expiration July 2004
  (premium $51,560)                                               520             5,200
Placer Dome, Inc., Strike Price 15, Call, Expiration
  Jan. 2005 (premium $248,112)                                  1,650           462,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $37,855)                                     310            37,975
                                                                            -----------
                                                                                650,175

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         650,175
-----------------------------------------------------------------------------------------
  (cost $653,884)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             57,604,363
-----------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 7.88%                                  AMOUNT

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/04, 1.29%, due 07/01/04,
  repurchase price $5,258,912, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $5,258,724)                    $ 5,258,724         5,258,724
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 94.20%                                                     62,863,087
-----------------------------------------------------------------------------------------
  (cost $51,211,107)
Other assets and liabilities, net 5.80%                                       3,868,663
                                                                            -----------

NET ASSETS 100%                                                             $66,731,750
                                                                            -----------

See notes to portfolios of investments and notes to financial statements.

  NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2004

LEGEND

*    Non-income producing security            GO    General Obligation Bond
+    Affiliated company (see following)       RS    Restricted Security (see following)
ADR  American Depositary Receipt              SPDR  Standard & Poor's Depositary Receipt
GDR  Global Depositary Receipt                S/R   Subscription Receipt
                                              ZCB   Zero Coupon Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2004.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS)

The terms of the joint tri-party repurchase agreements and the securities held as collateral at June 30, 2004 were:

Bear Sterns repurchase agreement, 06/30/04, 1.25%, due 07/01/04: Total principal amount: $20,000,000; Total repurchase price: $20,000,694 Collateral:
    $20,465,000 U.S. Treasury Bill, 0.0%, 09/16/04
      (total collateral market value, including accrued interest, of
      $20,408,312)

Credit Suisse First Boston repurchase agreement, 06/30/04, 1.25%, due 07/01/04:
    Total principal amount: $20,000,000; Total repurchase price: $20,000,694
    Collateral:
    $16,075,000 U.S. Treasury Bond, 14.0%, 11/15/11
      (total collateral market value, including accrued interest, of
      $20,400,140)

UBS Financial Services, Inc. repurchase agreement, 06/30/04, 1.29%, due 07/01/04:
    Total principal amount: $70,233,362; Total repurchase price: $70,235,878
    Collateral:
    $39,192,000 U.S. Treasury Bonds, interest rate range 5.375% -14.00%, maturity date range 11/15/04 - 02/15/31
    $25,814,000 U.S. Treasury Notes, interest rate range 1.625% - 7.875%, maturity date range 08/15/04 - 05/15/14
        (total collateral market value, including accrued interest, of $71,639,902)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

  NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2004

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended June 30, 2004.

                                                     SHARES OF AFFILIATED COMPANIES
                                        JUNE 30, 2003    ADDITIONS    REDUCTIONS    JUNE 30, 2004
CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------
Asia Broadband, Inc.                      1,500,000            --     (424,500)     1,075,500(a)
Capital Alliance Group, Inc.              1,200,000       873,332     (400,000)     1,673,332
Lingo Media, Inc.                         1,056,800            --     (156,800)       900,000(a)

At June 30, 2004, the value of investments in affiliated companies was $698,938, representing 1.99% of net assets, and the total cost was $459,511. Net realized gains on transactions were $128,884, and there was no income earned for the period.

                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2003     ADDITIONS    REDUCTIONS     JUNE 30, 2004
GLOBAL RESOURCES FUND
-----------------------------------------------------------------------------------------------------
Adobe Ventures, Inc.                         --      3,200,000            --       3,200,000
China Broadband Corp.                        --      2,294,800    (2,294,800)             --(a)(b)
China Energy Ventures Corp.                  --      2,352,000            --       2,352,000(a)(b)
Choice Resources Corp.                       --      2,142,000            --       2,142,000
Pacific Stratus Ventures                     --      3,000,000            --       3,000,000
Rock Creek Resources Ltd.                    --        948,400      (400,000)        548,400

At June 30, 2004, the value of investments in affiliated companies was $4,097,327, representing 3.02% of net assets, and the total cost was $4,994,490. There was no net realized gains/losses on transactions and there was no income earned for the period.

                                                    SHARES OF AFFILIATED COMPANIES
                                     JUNE 30, 2003    ADDITIONS      REDUCTIONS     JUNE 30, 2004
WORLD PRECIOUS MINERALS FUND
-----------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                 1,225,000          60,000       (525,000)        760,000(a)
Anooraq Resources Corp.                1,750,000       1,460,000       (932,400)      2,277,600(a)
Apollo Gold Corp.                      4,050,400         975,125     (1,148,900)      3,876,625
Atikwa Minerals Corp.                         --       1,333,333             --       1,333,333(a)(c)
Bolivar Gold Corp.                     1,695,000       5,248,400       (499,400)      6,444,000
Diamonds North Resources Ltd.          1,300,000         550,000        (50,000)      1,800,000
Endeavour Mining Capital Corp.           662,000       1,321,500       (549,000)      1,434,500
First Step Ventures Corp.              1,333,333              --     (1,333,333)             --(a)(c)
Latin America Copper plc                      --       3,000,000             --       3,000,000
Moss Lake Gold Mines Ltd.              2,250,000              --             --       2,250,000
Navigator Exploration Corp.            1,554,500              --     (1,554,500)             --(a)
Nevada Pacific Gold Ltd.                      --       2,510,000        (10,000)      2,500,000
Northern Orion Resources, Inc.         2,460,000       3,965,800       (200,000)      6,225,800
Romarco Minerals, Inc.                 2,173,500              --        (43,500)      2,130,000
South Atlantic Ventures Ltd.             300,000         838,900        (63,900)      1,075,000(a)
South African Resources plc                   --      15,910,000             --      15,910,000
Stingray Resources, Inc.                      --         300,000             --         300,000(a)
Stockgroup Information Systems, Inc.   2,000,000              --     (1,000,000)      1,000,000(a)
UGL Enterprises Ltd.                          --         200,000             --         200,000(a)
Western Prospector Group Ltd.                 --         900,000             --         900,000

At June 30, 2004, the value of investments in affiliated companies was $41,133,688, representing 16.66% of net assets, and the total cost was $33,447,260. Net realized gains on transactions were $4,025,253 and income earned was $37,444 for the period.

  NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2004

                                                    SHARES OF AFFILIATED COMPANIES
                                     JUNE 30, 2003    ADDITIONS      REDUCTIONS     JUNE 30, 2004
GOLD SHARES FUND
-------------------------------------------------------------------------------------------------
Apollo Gold Corp.                      2,064,500       335,000        (637,000)      1,762,500(a)

At June 30, 2004, there were no investments in affiliated companies. Net realized gains on transactions were $746,400, and there was no income earned for the period.

(a) At June 30, 2004, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) During the period, shares of China Broadband Corp. were converted to shares of China Energy Ventures Corp.

(c) During the period, shares of First Step Ventures Corp. were converted to shares of Atikwa Minerals Corp.

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                               ACQUISITION        COST PER
SECURITY                                                          DATE             SHARE

CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    China NetTV Holdings, Inc.                                       10/06/03      $0.04
    China NetTV Holdings, Inc., Warrants (September 2006)            10/06/03      $0.02
    Nu XMP Ventures Ltd.                                             04/22/04      $0.63
    Nu XMP Ventures Ltd., Warrants (May 2005)                        04/22/04      $0.00
    Sterling Group Ventures, Inc., Units                             02/12/04      $0.50
    Western Canada Coal Corp., Warrants (April 2005)                 04/05/04      $0.26

At June 30, 2004, the total cost of restricted securities was $355,631, and the total value was $701,083, representing 2.00% of net assets.


GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Adobe Ventures, Inc.                                    03/15/04-03/18/04      $0.68
    Adobe Ventures, Inc., S/R                               03/15/04-03/18/04      $0.68
    Adobe Ventures, Inc., Warrants (March 2006)             03/15/04-03/18/04      $0.00
    African Copper plc, Units                                        04/20/04      $0.63
    African Minerals, Special Warrants                               07/09/03      $6.00
    Aquarius Platinum Ltd.                                           03/05/03      $5.68
    Aquest Energy Ltd.                                               05/28/04      $2.01
    Bear Creek Energy Ltd.                                           03/12/04      $3.55
    Breakwater Resources Ltd.                               01/19/04-03/26/04      $0.52
    Breakwater Resources Ltd., Warrants (January 2009)       01/9/04-04/01/04      $0.01
    Chamaelo Energy, Inc.                                            06/14/04      $2.92
    China NetTV Holdings, Inc.                                       10/06/03      $0.04
    China NetTV Holdings, Inc., Warrants (September 2005)            10/06/03      $0.02
    Choice Resources Corp.                                           03/03/04      $0.37

                                                                              83






  NOTES TO PORTFOLIOS OF INVESTMENTS                                            June 30, 2004

                                                                  ACQUISITION        COST PER
SECURITY                                                             DATE              SHARE

GLOBAL RESOURCES FUND (CONT'D)
----------------------------------------------------------------------------------------------
    Choice Resources Corp., Warrants (March 2006)                       03/03/04        $0.00
    Cinch Energy Corp., S/R                                             06/08/04        $0.56
    Elgin Resources, Inc.                                               03/05/04        $0.72
    Elgin Resources, Inc., Warrants (March 2006)                        03/05/04        $0.23
    EuroZinc Mining Corp., Special Warrants                             03/19/04        $0.45
    Forte Resources, Inc.                                               03/10/04        $1.88
    Glencairn Gold Corp.                                                03/01/04        $0.56
    Glencairn Gold Corp., Warrants (November 2008)                      03/01/04        $0.00
    Grove Energy Ltd.                                                   04/19/04        $0.18
    Grove Energy Ltd., Warrants (April 2006)                            04/19/04        $0.04
    Hawk Energy Corp.                                                   06/23/04        $2.06
    Midnight Oil & Gas Ltd.                                             04/16/04        $5.39
    Osmium Holdings S.A.                                       10/22/96-01/29/98      $987.07
    Pacific Stratus Ventures Ltd.                                       06/22/04        $0.29
    Sterling Group Ventures, Inc., Units                                02/12/04        $0.50
    Taseko Mines Ltd.                                                   02/12/04        $1.30
    Taseko Mines Ltd., Warrants (March 2005)                            02/12/04        $0.22
    Tesoro Energy Ltd., Special Warrants                                05/26/04        $0.10
    TLC Ventures Corp.                                                  03/05/04        $0.86
    TLC Ventures Corp., Warrants (May 2005)                             03/05/04        $0.16
    TriLoch Resources, Inc., Class A                                    06/09/04        $1.96
    UGL Enterprises Ltd., Warrants (January 2006)                       12/09/03        $0.02
    West Energy Ltd.                                                    03/08/04        $1.32
    Western Canadian Coal Corp.                                         04/05/04        $0.63
    Western Canadian Coal Corp., S/R                                    05/14/04        $0.91
    Western Canadian Coal, Warrants (April 2005)                        04/05/04        $0.26
    Zimasco Consolidated Enterprises Ltd.                      06/15/95-09/30/99        $3.73

At June 30, 2004, the total cost of restricted securities was $12,020,234, and the total value was $11,220,540, representing 8.28% of net assets.

WORLD PRECIOUS MINERALS FUND
----------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                                  07/09/03        $6.00
    Aquarius Platinum Ltd.                                              03/05/03        $5.68
    Chilean Gold Ltd.                                                   01/17/97        $1.10
    China Energy Ventures Corp.                                         05/07/04        $0.50
    Elgin Resources, Inc.                                               03/05/04        $0.72
    Elgin Resources, Inc., Warrants (March 2006)                        03/05/04        $0.23
    Frontier Pacific Mining Corp.                                       03/23/04        $0.38
    Frontier Pacific Mining Corp., S/R                                  03/23/04        $0.38
    Frontier Pacific Mining Corp., Warrants (April 2006)                03/23/04        $0.00
    Glencairn Gold Corp.                                                03/01/04        $0.49
    Glencairn Gold Corp., Warrants (November 2008)                      03/01/04        $0.02
    Metallic Ventures Gold Ltd.                                         02/24/04        $3.37
    Metallic Ventures Gold Ltd., Warrants (March 2009)                  02/24/04        $0.00
    Osmium Holdings S.A.                                       10/22/96-01/29/98    $1,280.75

84






  NOTES TO PORTFOLIOS OF INVESTMENTS                                            June 30, 2004

                                                                  ACQUISITION        COST PER
SECURITY                                                             DATE              SHARE
WORLD PRECIOUS MINERALS FUND (CONT'D)
----------------------------------------------------------------------------------------------
    Pacific North West Capital Corp.                                    04/19/04        $0.59
    Pacific North West Capital Corp., Warrants (October 2005)           04/19/04        $0.00
    Pacific Stratus Ventures Ltd.                                       06/22/04        $0.29
    Peru Copper Corp., Convertible Shares                               03/22/04        $1.40
    Peru Copper Corp., Units                                            03/22/04        $1.40
    Platte River Gold, Special Warrants                        03/01/04-06/07/04        $1.50
    Red Back Mining, Inc., Special Warrants                             05/28/04        $1.46
    Sydney Resource Corp.                                               04/19/04        $0.37
    Sydney Resource Corp., Warrants (April 2005)                        04/19/04        $0.00
    Taseko Mines Ltd.                                                   02/12/04        $1.30
    Taseko Mines Ltd., Warrants (February 2005)                         02/12/04        $0.22
    TLC Ventures Corp.                                                  03/08/04        $0.86
    TLC Ventures Corp., Warrants (May 2005)                             03/08/04        $0.16
    UGL Enterprises Ltd., Warrants (January 2006)                       12/09/03        $0.02
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                                  08/14/97        $0.50
    Zimasco Consolidated Enterprises Ltd.                      06/15/95-09/30/99        $3.73

At June 30, 2004, the total cost of restricted securities was $9,503,763, and the total value was $6,720,664, representing 2.72% of net assets.


GOLD SHARES FUND
----------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Glencairn Gold Corp.                                             03/01/04        $0.45
    Glencairn Gold Corp., Warrants (November 2008)                   03/01/04        $0.02

At June 30, 2004, the total cost of restricted securities was $45,818, and the total value was $53,330, representing 0.08% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $131,204,141
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 75,071,575
    Repurchase agreements                                       56,132,566
Cash                                                                     1
Receivables:
    Interest                                                       148,538
    Capital shares sold                                          1,514,762
    From adviser                                                        --
Other assets                                                        35,624
---------------------------------------------------------------------------
TOTAL ASSETS                                                   132,903,066
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Investments purchased                                               --
    Capital shares redeemed                                     20,190,718
    Adviser and affiliates                                          62,604
    Dividends and distributions                                        441
    Accounts payable and accrued expenses                           74,380
---------------------------------------------------------------------------
TOTAL LIABILITIES                                               20,328,143
---------------------------------------------------------------------------

NET ASSETS                                                    $112,574,923
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $112,593,835
Accumulated undistributed net investment income
    (distributions in excess of net investment income)                (441)
Accumulated net realized loss on investments and
    foreign currencies                                             (18,471)
Net unrealized appreciation of investments
    and other assets and liabilities denominated in
    foreign currencies                                                  --
                                                              ------------
Net assets applicable to capital shares outstanding           $112,574,923
                                                              ============

    Capital shares outstanding, an unlimited number of no
        par shares authorized                                  112,648,632
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
    PER SHARE                                                 $       1.00
                                                              ============

See accompanying notes to financial statements.

86






                                                                                                     June 30, 2004

                                                              U.S. GOVERNMENT
                                                                SECURITIES           NEAR-TERM          TAX FREE
                                                               SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost                                $437,405,280         $18,348,366        $28,812,870
                                                               ============         ===========        ===========
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                 $437,405,280         $18,013,169        $28,356,851
    Repurchase agreements                                                --             446,183            983,470
Cash                                                                  1,002                   1            869,077
Receivables:
    Interest                                                      1,255,736             246,150            287,401
    Capital shares sold                                           3,611,327                  60             34,773
    From adviser                                                         --               3,904                 --
Other assets                                                         48,571               2,578              4,815
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    442,321,916          18,712,045         30,536,387
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                                                --                  --          2,309,357
    Capital shares redeemed                                         376,254                   9              6,336
    Adviser and affiliates                                          116,505                  --             13,168
    Dividends and distributions                                       2,769               5,132              6,961
    Accounts payable and accrued expenses                           104,862              33,788             34,057
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   600,390              38,929          2,369,879
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                     $441,721,526         $18,673,116        $28,166,508
                                                               ============         ===========        ===========

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                $441,745,226         $18,702,297        $28,619,333
Accumulated undistributed net investment income
    (distributions in excess of net investment income)              398,955              12,022             24,169
Accumulated net realized loss on investments and
    foreign currencies                                             (422,655)           (152,189)        (1,004,445)
Net unrealized appreciation of investments
    and other assets and liabilities denominated in
    foreign currencies                                                   --             110,986            527,451
                                                               ------------         -----------        -----------
Net assets applicable to capital shares outstanding            $441,721,526         $18,673,116        $28,166,508
                                                               ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
        par shares authorized                                   441,973,692           1,719,713          2,331,713
                                                               ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
    PER SHARE                                                  $       1.00         $     10.86        $     12.08
                                                               ============         ===========        ===========

  STATEMENTS OF ASSETS AND LIABILITIES

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

Investments, at identified cost                 $18,209,870        $ 34,679,431
                                                ===========        ============
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $17,858,017        $ 28,656,152
    Securities of affiliated issuers                     --             698,938
    Repurchase agreements                         2,223,507           6,165,625
Cash                                                     --             130,894
Foreign currencies (cost $0, $133,184,
    $26,169, $1,381,413, and $104,744)                   --             136,217
Receivables:
    Investments sold                                256,448                  --
    Dividends                                        14,993             118,924
    Interest                                             80                 221
    Capital shares sold                               5,715              14,980
Other assets                                          8,741               9,093
----------------------------------------------------------------------------------
TOTAL ASSETS                                     20,367,501          35,931,044
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                           315,585             720,268
    Capital shares redeemed                          27,053              19,423
    Adviser and affiliates                            9,316              44,591
    Accounts payable and accrued expenses            41,552              57,196
    Due to custodian                                     --                  --
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                   393,506             841,478
----------------------------------------------------------------------------------

NET ASSETS                                      $19,973,995        $ 35,089,566
                                                ===========        ============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $19,774,015        $ 45,331,829
Distributions in excess of net investment
    income                                           (5,021)           (264,108)
Accumulated net realized gain (loss) on
    investments and foreign currencies           (1,666,653)        (10,821,702)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             1,871,654             843,547
                                                -----------        ------------
Net assets applicable to capital shares
    outstanding                                 $19,973,995        $ 35,089,566
                                                ===========        ============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  886,472           5,984,733
                                                ===========        ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
    REDEMPTION PRICE, PER SHARE                 $     22.53        $       5.86
                                                ===========        ============

See accompanying notes to financial statements.

88






                                                                                          June 30, 2004


                                              GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                    FUND             MINERALS FUND              FUND

Investments, at identified cost                 $121,145,020          $193,394,554         $  51,211,107
                                                ============          ============         =============
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $117,479,881          $176,738,264         $  57,604,363
    Securities of affiliated issuers               4,097,327            41,133,688                    --
    Repurchase agreements                         11,818,863            13,363,386             5,258,724
Cash                                                      --                    --                    --
Foreign currencies (cost $0, $133,184,
    $26,169, $1,381,413, and $104,744)                30,645             1,381,726               104,744
Receivables:
    Investments sold                               5,259,658             2,316,499               519,912
    Dividends                                        247,017                 3,207                 1,742
    Interest                                           6,857                19,778                   188
    Capital shares sold                              299,169            16,428,097             4,325,116
Other assets                                          13,572                37,837                25,589
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                     139,252,989           251,422,482            67,840,378
---------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                          3,269,971             3,649,253               693,099
    Capital shares redeemed                          176,452               475,031               269,388
    Adviser and affiliates                           140,245               233,326                42,516
    Accounts payable and accrued expenses             72,998               124,200                91,575
    Due to custodian                                  19,280                89,170                12,050
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                  3,678,946             4,570,980             1,108,628
---------------------------------------------------------------------------------------------------------

NET ASSETS                                      $135,574,043          $246,851,502         $  66,731,750
                                                ============          ============         =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in capital                                 $121,648,444          $258,652,783         $ 174,612,697
Distributions in excess of net investment
    income                                        (1,275,308)          (25,264,531)             (875,224)
Accumulated net realized gain (loss) on
    investments and foreign currencies             2,919,706           (24,365,168)         (118,656,322)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             12,281,201            37,828,418            11,650,599
                                                ------------          ------------         -------------
Net assets applicable to capital shares
    outstanding                                 $135,574,043          $246,851,502         $  66,731,750
                                                ============          ============         =============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                16,154,826            18,042,440             9,527,682
                                                ============          ============         =============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $       8.39          $      13.68         $        7.00
                                                ============          ============         =============

  STATEMENTS OF OPERATIONS

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME
INCOME:
---------------------------------------------------------------------------
    Interest and other                                         $1,297,929
                                                               ----------
        TOTAL INCOME                                            1,297,929

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                                628,472
    Transfer agent fees and expenses                              231,171
    Accounting service fees and expenses                           40,000
    Professional fees                                              44,962
    Custodian fees                                                118,037
    Shareholder reporting                                          85,461
    Registration fees                                              29,255
    Trustee fees and expenses                                      17,168
    Miscellaneous                                                  57,332
                                                               ----------
        Total expenses before reductions                        1,251,858
    Expenses offset - Note 1 J                                     (1,161)
    Expenses reimbursed - Note 2                                  (45,136)
                                                               ----------
        NET EXPENSES                                            1,205,561

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                              92,368
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) from securities                            1
    Net change in unrealized appreciation of investments               --
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                         1
---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $   92,369
                                                               ==========

See accompanying notes to financial statements.

90






                                                                                 For the Year Ended June 30, 2004

                                                              U.S. GOVERNMENT
                                                                SECURITIES          NEAR-TERM          TAX FREE
                                                                SAVINGS FUND      TAX FREE FUND          FUND

NET INVESTMENT INCOME
INCOME:
-----------------------------------------------------------------------------------------------------------------
    Interest and other                                          $5,105,618          $ 656,491         $ 1,850,197
                                                                ----------          ---------         -----------
        TOTAL INCOME                                             5,105,618            656,491           1,850,197


EXPENSES:
-----------------------------------------------------------------------------------------------------------------
    Management fee                                               2,126,110            103,078             354,253
    Transfer agent fees and expenses                               485,011             19,293              19,986
    Accounting service fees and expenses                            59,468             40,000              40,000
    Professional fees                                               51,281             33,263              33,763
    Custodian fees                                                  86,802             14,766              18,463
    Shareholder reporting                                          146,801              7,716               7,758
    Registration fees                                               48,926             17,299              15,429
    Trustee fees and expenses                                       17,168             17,168              17,168
    Miscellaneous                                                  120,815              5,412               9,376
                                                                ----------          ---------         -----------
        Total expenses before reductions                         3,142,382            257,995             516,196
    Expenses offset - Note 1 J                                          --                (16)               (214)
    Expenses reimbursed - Note 2                                  (966,050)          (165,209)           (185,348)
                                                                ----------          ---------         -----------
        NET EXPENSES                                             2,176,332             92,770             330,634

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            2,929,286            563,721           1,519,563
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) from securities                        (2,815)           (75,145)           (666,186)
    Net change in unrealized appreciation of investments                --           (519,740)         (1,643,946)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                     (2,815)          (594,885)         (2,310,132)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                      $2,926,471          $ (31,164)        $  (790,569)
                                                                ==========          =========         ===========

  STATEMENTS OF OPERATIONS

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME
INCOME:
----------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $  239,332          $  867,834
    Dividends from affiliated issuers                    --                  --
    Foreign taxes withheld on dividends              (5,989)             (7,913)
                                                 ----------          ----------
        Net dividends                               233,343             859,921
    Interest and other (net of foreign taxes
      withheld $0, $789, $289, $0, $0)               14,434              52,837
                                                 ----------          ----------
        TOTAL INCOME                                247,777             912,758

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                  147,636             496,816
    Transfer agent fees and expenses                101,723             102,377
    Accounting service fees and expenses             40,000              51,300
    Professional fees                                57,312              47,648
    Custodian fees                                   23,231             109,910
    Shareholder reporting                            32,738              28,302
    Registration fees                                14,045              20,942
    Trustee fees and expenses                        17,168              17,168
    Miscellaneous                                    20,138              19,383
                                                 ----------          ----------
        Total expenses before reductions            453,991             893,846
    Expenses offset - Note 1 J                          (98)               (446)
    Expenses reimbursed - Note 2                   (109,408)                 --
                                                 ----------          ----------
        NET EXPENSES                                344,485             893,400
----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (96,708)             19,358
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
    Realized gain (loss) from:
        Securities of unaffiliated issuers        2,013,472           3,701,415
        Securities of affiliated issuers                 --             128,884
        Foreign currency transactions                  (410)            (12,560)
                                                 ----------          ----------
        NET REALIZED GAIN                         2,013,062           3,817,739
                                                 ----------          ----------
    Net change in unrealized appreciation of:
        Investments                               1,211,376           1,800,505
        Other assets and liabilities
          denominated in foreign currencies               1               2,261
                                                 ----------          ----------
        NET UNREALIZED APPRECIATION               1,211,377           1,802,766
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                  3,224,439           5,620,505
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $3,127,731          $5,639,863
                                                 ==========          ==========

See accompanying notes to financial statements.


92






                                                                                 For the Year Ended June 30, 2004


                                                        GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                              FUND             MINERALS FUND              FUND
NET INVESTMENT INCOME
INCOME:
------------------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers                   $ 3,142,336           $   415,745           $   260,828
    Dividends from affiliated issuers                              --                37,444                    --
    Foreign taxes withheld on dividends                      (353,656)              (22,818)              (12,486)
                                                          -----------           -----------           -----------
        Net dividends                                       2,788,680               430,371               248,342
    Interest and other (net of foreign taxes
      withheld $0, $789, $289, $0, $0)                        132,213               294,606                81,051
                                                          -----------           -----------           -----------
        TOTAL INCOME                                        2,920,893               724,977               329,393

EXPENSES:
------------------------------------------------------------------------------------------------------------------
    Management fee                                          1,283,912             2,168,354               511,887
    Transfer agent fees and expenses                          238,219               426,299               362,611
    Accounting service fees and expenses                       84,305               146,420                55,000
    Professional fees                                          83,068               127,336                92,999
    Custodian fees                                            157,812               203,509                82,035
    Shareholder reporting                                      43,952               100,309               130,787
    Registration fees                                          39,202                42,229                15,907
    Trustee fees and expenses                                  17,168                17,168                17,168
    Miscellaneous                                              26,929                71,428                52,290
                                                          -----------           -----------           -----------
        Total expenses before reductions                    1,974,567             3,303,052             1,320,684
    Expenses offset - Note 1 J                                 (1,192)               (1,018)                 (421)
    Expenses reimbursed - Note 2                                   --                    --                    --
                                                          -----------           -----------           -----------
        NET EXPENSES                                        1,973,375             3,302,034             1,320,263
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  947,518            (2,577,057)             (990,870)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
    Realized gain (loss) from:
        Securities of unaffiliated issuers                 13,470,251            26,208,014            13,031,548
        Securities of affiliated issuers                           --             4,025,253               746,400
        Foreign currency transactions                        (493,095)             (333,324)              (21,097)
                                                          -----------           -----------           -----------
        NET REALIZED GAIN                                  12,977,156            29,899,943            13,756,851
                                                          -----------           -----------           -----------
    Net change in unrealized appreciation of:
        Investments                                         8,810,543            28,824,570             2,231,061
        Other assets and liabilities
          denominated in foreign currencies                    31,094               (11,665)               (1,944)
                                                          -----------           -----------           -----------
        NET UNREALIZED APPRECIATION                         8,841,637            28,812,905             2,229,117
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                           21,818,793            58,712,848            15,985,968
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $22,766,311           $56,135,791           $14,995,098
                                                          ===========           ===========           ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                             U.S.    TREASURY
                                                                     SECURITIES
                                                                     CASH FUND
                                                       ------------------------------------
                                                         YEAR ENDED             YEAR ENDED
                                                        JUNE 30, 2004         JUNE 30, 2003

INCREASE (DECREASE)
  IN NET ASSETS
FROM OPERATIONS:
--------------------------------------------------------------------------------------------
    Net investment income                              $        92,368        $     680,359
    Net realized gain (loss)                                         1                 (285)
    Net unrealized appreciation (depreciation)                      --                   --
                                                       ---------------        -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                             92,369              680,074

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------
    From net investment income                                (101,002)            (751,704)
                                                       ---------------        -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (101,002)            (751,704)

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------
    Proceeds from shares sold                            1,025,094,191          863,618,552
    Distributions reinvested                                    94,987              710,363
                                                       ---------------        -------------
                                                         1,025,189,178          864,328,915
    Cost of shares redeemed                             (1,036,484,900)        (875,308,077)
                                                       ---------------        -------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                       (11,295,722)         (10,979,162)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (11,304,355)         (11,050,792)
--------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                          123,879,278          134,930,070
--------------------------------------------------------------------------------------------
END OF YEAR                                            $   112,574,923        $ 123,879,278
--------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                          $          (441)       $       2,944
                                                       ===============        =============

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
    Shares sold                                          1,025,094,191          863,618,552
    Shares reinvested                                           94,987              710,363
    Shares redeemed                                     (1,036,484,900)        (875,308,077)
                                                       ---------------        -------------
        NET SHARE ACTIVITY                                 (11,295,722)         (10,979,162)
                                                       ===============        =============

See accompanying notes to financial statements.

94









                                                           U.S. GOVERNMENT
SECURITIES
                                                                   SAVINGS FUND                      NEAR-TERM TAX FREE FUND
                                                      -----------------------------------      ----------------------------------
                                                       YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                      JUNE 30, 2004       JUNE 30, 2003         JUNE 30, 2004       JUNE 30, 2003
INCREASE (DECREASE)
 IN NET ASSETS
FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                             $   2,929,286       $   6,615,154        $    563,721         $   476,265
    Net realized gain (loss)                                 (2,815)             (9,319)            (75,145)             35,407
    Net unrealized appreciation (depreciation)                   --                  --            (519,740)            395,074
                                                      -------------       -------------        ------------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                       2,926,471           6,605,835             (31,164)            906,746

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                           (3,011,129)         (6,815,829)           (562,094)           (478,091)
                                                      -------------       -------------        ------------         -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (3,011,129)         (6,815,829)           (562,094)           (478,091)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                           305,815,073         335,896,920           9,190,367          17,450,837
    Distributions reinvested                              2,951,497           6,670,375             509,716             441,277
                                                      -------------       -------------        ------------         -----------
                                                        308,766,570         342,567,295           9,700,083          17,892,114
    Cost of shares redeemed                            (396,789,633)       (504,370,898)        (12,412,496)         (6,093,639)
                                                      -------------       -------------        ------------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                    (88,023,063)       (161,803,603)         (2,712,413)         11,798,475
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (88,107,721)       (162,013,597)         (3,305,671)         12,227,130
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                       529,829,247         691,842,844          21,978,787           9,751,657
----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                           $ 441,721,526       $ 529,829,247        $ 18,673,116         $21,978,787
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                         $     398,955       $     480,798        $     12,022         $    10,394
                                                      =============       =============        ============         ===========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                         305,815,073         335,896,920             830,096           1,581,563
    Shares reinvested                                     2,951,497           6,670,375              46,269              40,016
    Shares redeemed                                    (396,789,633)       (504,370,898)         (1,129,078)           (551,304)
                                                      -------------       -------------        ------------         -----------
        NET SHARE ACTIVITY                              (88,023,063)       (161,803,603)           (252,713)          1,070,275
                                                      =============       =============        ============         ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 TAX FREE FUND
                                                      -----------------------------------
                                                       YEAR ENDED            YEAR ENDED
                                                      JUNE 30, 2004         JUNE 30, 2003

INCREASE (DECREASE)
 IN NET ASSETS
FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                      $  1,519,563          $  1,213,285
    Net realized gain (loss)                              (666,186)              152,900
    Net unrealized appreciation (depreciation)          (1,643,946)            1,440,495
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                       (790,569)            2,806,680

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (1,516,384)           (1,213,917)
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (1,516,384)           (1,213,917)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                           19,801,674            49,605,702
    Distributions reinvested                             1,421,180             1,098,784
    Proceeds from short-term trading fees                       --                    --
                                                      ------------          ------------
                                                        21,222,854            50,704,486
    Cost of shares redeemed                            (46,032,083)          (18,712,637)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS              (24,809,229)           31,991,849
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (27,116,182)           33,584,612
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                       55,282,690            21,698,078
-----------------------------------------------------------------------------------------
END OF YEAR                                           $ 28,166,508          $ 55,282,690
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of year                                $     24,169          $     20,990
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                          1,592,976             4,005,999
    Shares reinvested                                      114,947                88,017
    Shares redeemed                                     (3,746,613)           (1,505,744)
                                                      ------------          ------------
        NET SHARE ACTIVITY                              (2,038,690)            2,588,272
                                                      ============          ============

See accompanying notes to financial statements.

96






                                                                                                           CHINA REGION
                                                         ALL AMERICAN EQUITY FUND                        OPPORTUNITY FUND
                                                    -----------------------------------         -----------------------------------
                                                     YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                    JUNE 30, 2004         JUNE 30, 2003         JUNE 30, 2004         JUNE 30, 2003
INCREASE (DECREASE)
 IN NET ASSETS
FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                    $   (96,708)          $   (21,087)         $     19,358          $    (62,507)
    Net realized gain (loss)                          2,013,062            (1,452,818)            3,817,739              (992,220)
    Net unrealized appreciation (depreciation)        1,211,377              (487,063)            1,802,766               413,867
                                                    -----------           -----------          ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                   3,127,731            (1,960,968)            5,639,863              (640,860)

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                               --                    --              (389,832)                   --
                                                    -----------           -----------          ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  --                    --              (389,832)                   --

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                         5,303,241             4,900,381            83,398,128            12,455,142
    Distributions reinvested                                 --                    --               375,803                    --
    Proceeds from short-term trading fees                 1,540                 1,748               346,504                31,567
                                                    -----------           -----------          ------------          ------------
                                                      5,304,781             4,902,129            84,120,435            12,486,709
    Cost of shares redeemed                          (6,792,391)           (5,320,669)          (67,095,545)          (11,033,754)
                                                    -----------           -----------          ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS            (1,487,610)             (418,540)           17,024,890             1,452,955
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 1,640,121            (2,379,508)           22,274,921               812,095
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                    18,333,874            20,713,382            12,814,645            12,002,550
----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                         $19,973,995           $18,333,874          $ 35,089,566          $ 12,814,645
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of year                              $    (5,021)          $        --          $   (264,108)         $     (3,196)
                                                    ===========           ===========          ============          ============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                         248,317               276,632            13,569,142             3,269,404
    Shares reinvested                                        --                    --                58,903                    --
    Shares redeemed                                    (319,266)             (296,261)          (10,715,843)           (2,939,535)
                                                    -----------           -----------          ------------          ------------
        NET SHARE ACTIVITY                              (70,949)              (19,629)            2,912,202               329,869
                                                    ===========           ===========          ============          ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                             GLOBAL RESOURCES FUND
                                                       ----------------------------------
                                                        YEAR ENDED           YEAR ENDED
                                                       JUNE 30, 2004        JUNE 30, 2003

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                       $     947,518        $   (145,113)
    Net realized gain (loss)                              12,977,156              21,597
    Net unrealized appreciation (depreciation)             8,841,637             707,173
                                                       -------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                       22,766,311             583,657

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                            (2,895,600)           (230,003)
                                                       -------------        ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (2,895,600)           (230,003)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                            348,432,901           9,565,719
    Distributions reinvested                               2,804,886             216,460
    Proceeds from short-term trading fee                      77,336               9,913
                                                       -------------        ------------
                                                         351,315,123           9,792,092
    Cost of shares redeemed                             (250,495,998)        (10,161,261)
                                                       -------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                100,819,125            (369,169)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    120,689,836             (15,515)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                         14,884,207          14,899,722
-----------------------------------------------------------------------------------------
END OF YEAR                                            $ 135,574,043        $ 14,884,207
-----------------------------------------------------------------------------------------

Distributions in excess of net investment income,
  end of year                                          $  (1,275,308)       $   (418,159)
                                                       =============        ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                           42,999,711           2,089,242
    Shares reinvested                                        340,812              51,172
    Shares redeemed                                      (30,079,698)         (2,270,820)
                                                       -------------        ------------
        NET SHARE ACTIVITY                                13,260,825            (130,406)
                                                       =============        ============
See accompanying notes to financial statements.

98






                                                             WORLD PRECIOUS
                                                              MINERALS FUND                         GOLD SHARES FUND
                                                   ---------------------------------       ---------------------------------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                   JUNE 30, 2004       JUNE 30, 2003       JUNE 30, 2004       JUNE 30, 2003
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  $   (2,577,057)      $  (1,000,567)      $    (990,870)      $    (877,419)
    Net realized gain (loss)                          29,899,943           4,176,697          13,756,851          (1,333,628)
    Net unrealized appreciation (depreciation)        28,812,905          (6,590,466)          2,229,117             134,090
                                                  --------------       -------------       -------------       -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                   56,135,791          (3,414,336)         14,995,098          (2,076,957)

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------
    From net investment income                       (28,079,322)         (2,305,012)           (247,150)                 --
                                                  --------------       -------------       -------------       -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (28,079,322)         (2,305,012)           (247,150)                 --

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                        991,344,370         617,471,740         217,107,819         108,006,550
    Distributions reinvested                          26,655,112           2,200,668             232,435                  --
    Proceeds from short-term trading fee               1,698,299           1,402,876             412,525             207,077
                                                  --------------       -------------       -------------       -------------
                                                   1,019,697,781         621,075,284         217,752,779         108,213,627
    Cost of shares redeemed                         (908,115,092)       (605,187,869)       (211,488,529)       (113,328,412)
                                                  --------------       -------------       -------------       -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS            111,582,689          15,887,415           6,264,250          (5,114,785)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                139,639,158          10,168,067          21,012,198          (7,191,742)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                                    107,212,344          97,044,277          45,719,552          52,911,294
-----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                       $  246,851,502       $ 107,212,344         $66,731,750         $45,719,552
-----------------------------------------------------------------------------------------------------------------------------

Distributions in excess of net investment income,
  end of year                                     $  (25,264,531)      $  (3,481,051)      $    (875,224)      $     (29,098)
                                                  ==============       =============       =============       =============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
    Shares sold                                       67,498,565          68,090,367          29,745,969          22,960,311
    Shares reinvested                                  1,746,731             231,893              28,802                  --
    Shares redeemed                                  (62,198,481)        (66,629,273)        (29,073,888)        (24,159,232)
                                                  --------------       -------------       -------------       -------------
        NET SHARE ACTIVITY                             7,046,815           1,692,987             700,883          (1,198,921)
                                                  ==============       =============       =============       =============

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 exchange and before the fund's net asset value is next determined then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings
 (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no written options open at June 30, 2004.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 Purchase option transactions during the year ended June 30, 2004 were as follows:

                                                           WORLD PRECIOUS
                          GLOBAL RESOURCES FUND             MINERALS FUND               GOLD SHARES FUND
                       ---------------------------------------------------------------------------------------
                       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                       CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)

  Options outstanding
    at June 30, 2003       200        $  38,583        21,550      $ 2,514,891       11,650      $ 1,460,779
  Options purchased      2,346          435,818        20,694        2,779,809        7,060          632,965
  Options sold          (1,590)        (146,753)      (29,080)      (3,467,890)     (13,830)      (1,406,610)
  Options expired           --               --          (750)         (99,750)        (250)         (33,250)
                        ------        ---------       -------      -----------      -------      -----------
  Options outstanding
    at June 30, 2004       956        $ 327,648        12,414      $ 1,727,060        4,630      $   653,884
                        ======        =========       =======      ===========      =======      ===========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no open forward foreign currency contracts at June 30, 2004.

 H. FEDERAL INCOME TAXES
 The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources, World Precious Minerals and Gold Shares Funds held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2005, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                                  ANNUAL PERCENTAGE OF
                   FUND                         AVERAGE DAILY NET ASSETS
  ----------------------------------------------------------------------------
  Gold Shares, All American Equity and   .75% of the first $250,000,000 and
  Tax Free                               .50% of the excess

  U.S. Treasury Securities Cash and .50% of the first $250,000,000 and U.S. Government Securities Savings .375% of the excess

  World Precious Minerals and            1.00% of the first $250,000,000 and
  Global Resources                       .50% of the excess

  Near-Term Tax Free                     0.50%

  China Region Opportunity               1.25%

 The Adviser has agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 2004 were voluntarily limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. The Adviser has extended these same limitations through June 30, 2005, and until such later date as the Adviser determines.

 The Adviser has also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extend necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the year ended June 30, 2004, fees waived and/or expenses reimbursed as a result of this agreement were $45,136 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through June 30, 2007.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian,

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 fund accounting and administration service agent with a fee structure based primarily on average net assets of the funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to each fund during the year ended June 30, 2004, in the amounts of $232,967 and $32,702, respectively.

 During the year ended June 30, 2004, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $349,501 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the year ended June 30, 2004, are summarized as follows:

           FUND                                 PURCHASES        SALES
  -----------------------------------------------------------------------
  Near-Term Tax Free                          $  4,102,807   $  5,936,810
  Tax Free                                      23,772,738     44,360,406
  All American Equity                           17,649,718     20,099,864
  China Region Opportunity                      54,874,186     42,405,050
  Global Resources                             243,068,047    157,915,375
  World Precious Minerals                      194,072,283    126,785,936
  Gold Shares                                   49,765,244     50,784,733

 U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

 Fair valued securities, which were primarily composed of restricted securities, as a percentage of total investments at June 30, 2004, were 2.61% of China Region Opportunity, 9.04% of Global Resources, 3.71% of World Precious Minerals and 0.41% of Gold Shares.

 Investments in foreign issuers as a percentage of total investments at June 30, 2004, were 75.32% of China Region Opportunity, 72.71% of Global Resources, 89.28% of World Precious Minerals and 87.43% of Gold Shares.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at June 30, 2004, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                 TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $131,204,141  $        --    $         --    $        --
  U.S. Government Securities
    Savings                       437,405,280           --              --             --
  Near-Term Tax Free               18,348,366      231,474        (120,488)       110,986
  Tax Free                         28,812,870      557,881         (30,430)       527,451
  All American Equity              18,253,605    2,417,797        (594,898)     1,822,899
  China Region Opportunity         35,401,062    3,356,450      (3,236,797)       119,653
  Global Resources                127,058,223   18,132,289     (11,794,441)     6,337,848
  World Precious Minerals         218,833,106   57,321,139     (44,918,907)    12,402,232
  Gold Shares                      52,562,869   14,823,536      (4,523,318)    10,300,218

 As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED      UNDISTRIBUTED      NET UNREALIZED
                                        ORDINARY           LONG-TERM         APPRECIATION
               FUND                      INCOME          CAPITAL GAINS      (DEPRECIATION)
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash        $        --       $         --         $        --
  U.S. Government Securities Savings       401,724                 --                  --
  Near-Term Tax Free                        17,154                 --             110,986
  Tax Free                                  31,130                 --             527,451
  All American Equity                           --                 --           1,822,898
  China Region Opportunity                 454,394                 --            (153,764)
  Global Resources                       4,486,544          3,071,057           6,367,998
  World Precious Minerals                       --                 --          11,133,072
  Gold Shares                              422,994                 --          10,298,837

 All distributions paid during the year ended June 30, 2004, as shown on the Statements of Changes in Net Assets, are taxable as ordinary income to shareholders.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2004, are as follows:

                                                     EXPIRATION DATE
               FUND                   2005          2006          2007          2008
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash    $        --   $        --   $     7,529   $   10,657
  U.S. Government Securities
    Savings                            410,187            --            --           --
  Near-Term Tax Free                        --            --            --       17,590
  Tax Free                                  --            --            --           --
  All American Equity                       --            --            --           --
  China Region Opportunity              75,143            --     2,188,607    4,657,144
  Global Resources                          --            --            --           --
  World Precious Minerals                   --            --            --    4,745,337
  Gold Shares                       11,087,367    49,313,088    50,050,196    2,931,501

                                                 EXPIRATION DATE
           FUND              2009         2010         2011       2012        TOTAL
  -------------------------------------------------------------------------------------
  U.S. Treasury
    Securities Cash       $       --   $       --   $      285   $    --   $     18,471
  U.S. Government
    Securities Savings            --           --           --    12,079        422,266
  Near-Term Tax Free          59,454           --           --    46,218        123,262
  Tax Free                   338,259           --           --    90,567        428,826
  All American Equity             --      347,177    1,275,741        --      1,622,918
  China Region
    Opportunity            3,347,272      193,867       80,860        --     10,542,893
  Global Resources                --           --           --        --             --
  World Precious
    Minerals               8,548,676    9,640,340           --        --     22,934,353
  Gold Shares              4,098,335           --    1,122,291        --    118,602,778

                                       POST OCTOBER 31, 2003       POST OCTOBER 31, 2003
                 FUND                     CAPITAL LOSSES           CURRENCY LOSS DEFERRAL
  ---------------------------------------------------------------------------------------
  U.S. Government Securities Savings         $    389                   $       --
  Near-Term Tax Free                           28,927                           --
  Tax Free                                    575,619                           --
  All American Equity                              --                        5,021
  China Region Opportunity                         --                      275,680
  World Precious Minerals                          --                    1,256,795

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2004.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2004

 political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co.
 (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at June 30, 2004.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At June 30, 2004, individual shareholders holding more than 5% of outstanding shares comprised 6.60% of the Near-Term Tax Free Fund and 35.97% of the Tax Free Fund.

  FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2004       2003       2002       2001       2000
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                     --(a)     .01        .01        .05        .04
  Net realized and unrealized gain                          --         --         --         --         --
                                                      --------   --------   --------   --------   --------
  Total from investment activities                          --(a)     .01        .01        .05        .04
                                                      --------   --------   --------   --------   --------
Distributions from net investment income                    --(a)    (.01)      (.01)      (.05)      (.04)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)                  .08%       .57%      1.43%      4.59%      4.49%
Ratios to Average Net Assets (c):
  Net investment income                                    .07%       .52%      1.43%      4.62%      4.33%
  Total expenses                                          1.00%       .97%      1.00%      1.06%      1.04%
  Expenses reimbursed or offset                           (.04)%       --         --         --         --
  Net expenses                                             .96%       .97%      1.00%      1.06%      1.04%

Net assets, end of year (in thousands)                $112,575   $123,879   $134,930   $130,832   $137,172


U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2004       2003       2002       2001       2000

NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .01        .01        .02        .05        .05
  Net realized and unrealized gain                          --         --         --         --         --
                                                      --------   --------   --------   --------   --------
  Total from investment activities                         .01        .01        .02        .05        .05
                                                      --------   --------   --------   --------   --------
Distributions from net investment income                  (.01)      (.01)      (.02)      (.05)      (.05)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)                  .63%      1.09%      2.20%      5.42%      5.44%
Ratios to Average Net Assets (c):
  Net investment income                                    .61%      1.08%      2.20%      5.41%      5.26%
  Total expenses                                           .65%       .61%       .59%       .60%       .60%
  Expenses reimbursed or offset                           (.20)%     (.16)%     (.14)%     (.20)%     (.20)%
  Net expenses                                             .45%       .45%       .45%       .40%       .40%

Net assets, end of year (in thousands)                $441,722   $529,829   $691,843   $782,242   $755,140

(a)  The per share amount does not round to a full penny.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

                                                                             109

  FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2004       2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF YEAR                     $11.14     $10.81    $10.61    $10.31    $10.47
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                   .31        .32       .40       .43       .44
  Net realized and unrealized gain (loss)                (.29)       .32       .19       .30      (.17)
                                                      -------    -------    ------    ------    ------
  Total from investment activities                        .02        .64       .59       .73       .27
                                                      -------    -------    ------    ------    ------
Distributions from net investment income                 (.30)      (.31)     (.39)     (.43)     (.43)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $10.86     $11.14    $10.81    $10.61    $10.31
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                 .20%      5.97%     5.65%     7.21%     2.65%
Ratios to Average Net Assets (b):
  Net investment income                                  2.73%      2.83%     3.73%     4.15%     4.10%
  Total expenses                                         1.25%      1.44%     2.63%     2.72%     2.45%
  Expenses reimbursed or offset                          (.80)%     (.94)%   (2.01)%   (2.02)%   (1.75)%
  Net expenses                                            .45%       .50%      .62%      .70%      .70%
Portfolio turnover rate                                    21%        20%       19%       23%       24%

Net assets, end of year (in thousands)                $18,673    $21,979    $9,752    $6,035    $5,222

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2004      2003      2002      2001      2000
NET ASSET VALUE, BEGINNING OF YEAR                     $12.65    $12.18    $11.95    $11.38    $11.80
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                   .43       .42       .50       .53       .56
  Net realized and unrealized gain (loss)                (.58)      .48       .23       .57      (.39)
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       (.15)      .90       .73      1.10       .17
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.42)     (.43)     (.50)     (.53)     (.55)
  From net realized gains                                  --        --        --        --      (.04)
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.42)     (.43)     (.50)     (.53)     (.59)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $12.08    $12.65    $12.18    $11.95    $11.38
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               (1.25)%    7.49%     6.18%     9.81%     1.57%
Ratios to Average Net Assets (b):
  Net investment income                                  3.22%     3.34%     4.13%     4.50%     4.80%
  Total expenses                                         1.09%     1.22%     1.56%     1.53%     1.53%
  Expenses reimbursed or offset                          (.39)%    (.52)%    (.86)%    (.83)%    (.83)%
  Net expenses                                            .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                                    54%       26%       22%       19%       16%

Net assets, end of year (in thousands)                $28,167   $55,283   $21,698   $20,248   $18,380

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF YEAR                     $19.15    $21.20    $25.44    $45.18    $44.78
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                           (.11)     (.03)     (.03)      .08       .33
  Net realized and unrealized gain (loss)                3.49     (2.02)    (4.20)   (11.42)      .90
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       3.38     (2.05)    (4.23)   (11.34)     1.23
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                               --        --      (.01)     (.08)     (.33)
  From net realized gains                                  --        --        --     (8.32)     (.50)
                                                      -------   -------   -------   -------   -------
  Total distributions                                      --        --      (.01)    (8.40)     (.83)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $22.53    $19.15    $21.20    $25.44    $45.18
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               17.65%    (9.67)%  (16.62)%  (27.96)%    2.72%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (.49)%    (.12)%    (.12)%     .25%      .28%
  Total expenses                                         2.31%     2.56%     2.19%     1.69%     1.53%
  Expenses reimbursed or offset                          (.56)%   (1.06)%    (.73)%    (.69)%    (.53)%
  Net expenses                                           1.75%     1.50%     1.46%     1.00%     1.00%
Portfolio turnover rate                                    96%      119%       75%       85%       21%
Net assets, end of year (in thousands)                $19,974   $18,334   $20,713   $26,942   $44,038

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF YEAR                      $4.17     $4.38     $4.92     $6.11     $5.58
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             --*     (.02)     (.04)     (.04)     (.02)
  Net realized and unrealized gain (loss)                1.74      (.19)     (.50)    (1.09)      .55
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       1.74      (.21)     (.54)    (1.13)      .53
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.05)       --        --      (.06)       --
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.05)       --        --      (.06)       --

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $5.86     $4.17     $4.38     $4.92     $6.11
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               41.63%    (4.79)%  (10.98)%  (18.45)%    9.50%
Ratios to Average Net Assets (b):
  Net investment income (loss)                            .05%     (.60)%    (.83)%    (.56)%    (.40)%
  Total expenses                                         2.25%     3.91%     3.54%     3.04%     3.10%
  Expenses reimbursed or offset (c)                        --        --        --        --        --
  Net expenses                                           2.25%     3.91%     3.54%     3.04%     3.10%
Portfolio turnover rate                                   126%       44%       29%        4%       40%
Net assets, end of year (in thousands)                $35,090   $12,815   $12,003   $15,123   $21,273

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.

* Based on average monthly shares outstanding.

See accompanying notes to financial statements.

                                                                             111

  FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF YEAR                      $5.14     $4.93     $4.01     $3.88     $4.01
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                            .12      (.05)     (.06)     (.06)     (.08)
  Net realized and unrealized gain (loss)                3.26       .35       .98       .19      (.05)
                                                     --------   -------   -------   -------   -------
  Total from investment activities                       3.38       .30       .92       .13      (.13)
                                                     --------   -------   -------   -------   -------
Distributions
  From net investment income                             (.13)     (.09)       --        --        --
  From net realized gains                                  --        --        --        --        --
                                                     --------   -------   -------   -------   -------
  Total distributions                                    (.13)     (.09)       --        --        --

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $8.39     $5.14     $4.93     $4.01     $3.88
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               65.73%     6.43%    22.94%     3.35%    (3.24)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                            .74%    (1.38)%   (1.57)%   (1.47)%   (1.87)%
  Total expenses                                         1.54%     3.75%     3.83%     3.61%     3.79%
  Expenses reimbursed or offset (c)                        --        --        --        --        --
  Net expenses                                           1.54%     3.75%     3.83%     3.61%     3.79%
Portfolio turnover rate                                   140%      101%       96%       65%       55%
Net assets, end of year (in thousands)               $135,574   $14,884   $14,900   $11,887   $13,530

WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                        2004       2003      2002      2001       2000

NET ASSET VALUE, BEGINNING OF YEAR                     $9.75     $10.43     $5.28     $6.43      $7.79
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                                   (.17)*     (.05)     (.07)     (.10)      (.01)
  Net realized and unrealized gain (loss)               5.96       (.38)     5.22     (1.03)     (1.35)
                                                    --------   --------   -------   -------   --------
  Total from investment activities                      5.79       (.43)     5.15     (1.13)     (1.36)
                                                    --------   --------   -------   -------   --------
Distributions
  From net investment income                           (1.86)      (.25)       --      (.02)        --
                                                    --------   --------   -------   -------   --------
  Total distributions                                  (1.86)      (.25)       --      (.02)        --

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $13.68      $9.75    $10.43     $5.28      $6.43
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)              57.42%     (4.02)%   97.54%   (17.54)%   (17.46)%
Ratios to Average Net Assets (b):
  Net investment loss                                  (1.15)%    (1.36)%   (1.32)%   (1.51)%    (1.41)%
  Total expenses                                        1.47%      1.92%     2.27%     2.86%      2.50%
  Expenses reimbursed or offset (c)                       --         --        --        --         --
  Net expenses                                          1.47%      1.92%     2.27%     2.86%      2.50%
Portfolio turnover rate                                   65%       141%      104%       68%        93%
Net assets, end of year (in thousands)              $246,852   $107,212   $97,044   $42,455    $57,019

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.

* Based on average monthly shares outstanding.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2004      2003      2002      2001      2000

NET ASSET VALUE, BEGINNING OF YEAR                       $5.18     $5.28     $2.83     $2.92     $3.42
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                     (.10)     (.10)     (.06)     (.09)     (.15)
  Net realized and unrealized gain (loss)                 1.95        --      2.51        --      (.35)
                                                       -------   -------   -------   -------   -------
  Total from investment activities                        1.85      (.10)     2.45      (.09)     (.50)
                                                       -------   -------   -------   -------   -------
Distributions
  From net investment income                              (.03)       --        --        --        --
                                                       -------   -------   -------   -------   -------
  Total distributions                                     (.03)       --        --        --        --

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $7.00     $5.18     $5.28     $2.83     $2.92
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                35.57%    (1.89)%   86.57%    (3.08)%  (14.62)%
Ratios to Average Net Assets (b):
  Net investment loss                                    (1.45)%   (1.98)%   (1.99)%   (2.93)%   (3.98)%
  Total expenses                                          1.93%     2.64%     3.57%     5.79%     5.74%
  Expenses reimbursed or offset (c)                         --        --        --        --        --
  Net expenses                                            1.93%     2.64%     3.57%     5.79%     5.74%
Portfolio turnover rate                                     85%      138%      164%       95%       82%

Net assets, end of year (in thousands)                 $66,732   $45,720   $52,911   $22,231   $25,836

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.

See accompanying notes to financial statements.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of U.S. Global Investors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Treasury Securities Cash Fund, U.S. Government Securities Savings Fund, Near-Term Tax Free Fund, Tax Free Fund, All American Equity Fund, China Region Opportunity Fund, Global Resources Fund, World Precious Minerals Fund and Gold Shares Fund (collectively, the "Funds"), each a portfolio of U.S. Global Investors Funds (Trust) as of June 30, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended June 30, 2001 were audited by other auditors whose report dated August 16, 2001 expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Investors Funds, as of June 30, 2004, and the results of their operations, the changes in their net assets and financial highlights for the periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ KPMG LLP

Boston, Massachusetts
August 19, 2004

  TRUSTEES AND OFFICERS (UNAUDITED)                    June 30, 2004

The following table presents information about the Trustees as of June 30, 2004, together with a brief description of their principal occupations during the last five years. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees ranges from 65 to 70. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES

                                   NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------
James F. Gaertner (61)           PRINCIPAL OCCUPATION: President of Sam Houston
7900 Callaghan Road              State University from August 2001 to present.
San Antonio, TX 78229            Chairman of the Board of Directors of Tandy
Trustee                          Brands Accessories, Inc. from October 1997 to
November 2002 to present         present. Dean and Professor of Accounting,
Nine portfolios                  College of Business, University of Texas at San
                                 Antonio from September 1987 to June 2000.
---------------------------------------------------------------------------------
E. Douglas Hodo (69) PRINCIPAL OCCUPATION: Chief Executive Officer of 7900
Callaghan Road Houston Baptist University from 1987 to
San Antonio, TX 78229            present.
Trustee                          OTHER DIRECTORSHIPS HELD: Director of Stewart
1981 to present                  Information Services, Inc. from 1989 to present.
Nine portfolios
---------------------------------------------------------------------------------
Clark R. Mandigo (61)            PRINCIPAL OCCUPATION: Restaurant operator,
7900 Callaghan Road              business consultant from 1991 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director of Lone Star
Trustee                          Steakhouse & Saloon, Inc. from 1992 to present
1998 to present                  and Horizon Organic Holding Corporation from
Twelve portfolios                1996 to January 2004.
---------------------------------------------------------------------------------
Walter W. McAllister, III (62)   OTHER DIRECTORSHIPS HELD: Director, Texas
7900 Callaghan Road              Capital Banc Shares, Inc. from 1999 to present.
San Antonio, TX 78229            Chairman of the Board of Directors of Texas
Trustee                          Insurance Agency, Inc. from 1981 to 2000.
1998 to present                  Chairman of the Board of Directors of Bomac
Nine portfolios                  Sports Limited d.b.a. SA Sports Unlimited from
                                 December 1995 to 2000.
---------------------------------------------------------------------------------
Willem C.J. van Rensburg (65)    PRINCIPAL OCCUPATION: Professor of Geological
7900 Callaghan Road              Science and Petroleum Engineering, University of
San Antonio, TX 78229            Texas at Austin from September 1981 to present.
Trustee
1978 to present
Nine portfolios
---------------------------------------------------------------------------------

                                                                             115






  TRUSTEES AND OFFICERS (UNAUDITED)                                June 30, 2004

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------
Frank Holmes* (49)               PRINCIPAL OCCUPATION: Chairman of the Board of
7900 Callaghan Road              Directors, Chief Executive Officer, and Chief
San Antonio, TX 78229            Investment Officer of the Adviser. Since October
Trustee, Chief Executive         1989, Mr. Holmes has served and continues to
Officer, Chief Investment        serve in various positions with the Adviser, its
Officer, President               subsidiaries, and the investment companies it
1989 to present                  sponsors.
Twelve portfolios                OTHER DIRECTORSHIPS HELD: Director of 71316
                                 Ontario, Inc. from April 1987 to present and of
                                 F. E. Holmes Organization, Inc. from July 1978
                                 to present. Director of Franc-Or Resources Corp.
                                 from November 1994 to November 1996 and from
                                 June 2000 to November 2003. Chairman of the
                                 Board of Directors of Consolidated Fortress
                                 Resources, Inc. from November 2000 to November
                                 2003. Director of Broadband Collaborative
                                 Solutions from May 2000 to June 2002.
---------------------------------------------------------------------------------

*Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

  TRUSTEES AND OFFICERS (UNAUDITED)                    June 30, 2004

The following table presents information about each Officer of the Trust as of June 30, 2004, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

                                   NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
================================================================================
Frank Holmes (49)                Chairman of the Board of Directors, Chief
7900 Callaghan Road              Executive Officer, and Chief Investment Officer
San Antonio, TX 78229            of the Adviser. Since October 1989, Mr. Holmes
Trustee, Chief Executive         has served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President               and the investment companies it sponsors.
1989 to present
--------------------------------------------------------------------------------
Susan McGee (45)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
1997 to present
--------------------------------------------------------------------------------
Tracy C. Peterson (32)           Chief Financial Officer of the Adviser. From
7900 Callaghan Road              1996 to July 2004, Mr. Peterson served in
San Antonio, TX 78229            various positions with the Adviser, its
Treasurer                        subsidiaries, and the investment companies it
1998 to July 2004                sponsors.
================================================================================

  ADDITIONAL INFORMATION (UNAUDITED)

 ADDITIONAL FEDERAL TAX INFORMATION

 The percentage of tax-exempt dividends paid by the funds for the year ended June 30, 2004, was:

    Near-Term Tax Free                 96.59%
    Tax Free                           96.94%

 The percentage of ordinary income dividends paid by the funds during the year ended June 30, 2004, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    China Region Opportunity             .29%
    Global Resources                   14.64%
    World Precious Minerals              .47%
    Gold Shares                        23.29%

 In January 2005, the funds will report on Form 1099-DIV the tax status of all distributions made during the calendar year 2004. The funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

 PROXY VOTING

 A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the funds' Statement of Additional Information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the funds Form N-PX, after August 31, 2004, on the SEC's website at www.sec.gov.

118





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

ITEM 2. CODE OF ETHICS.

As of the end of the period covered on this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least four "audit committee financial experts" serving on its audit committee:
Dr. James F. Gaertner, Dr. E. Douglas Hodo, Mr. Clark R. Mandigo, and Mr. Walter
W. McAllister, III are "independent" (as defined in Item 3 of Form N-CSR.)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES
The aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements were $154,000 and $147,000 for the fiscal years ended June 30, 2004 and 2003, respectively.

(B) AUDIT-RELATED FEES
The aggregate fees billed for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $36,368 and $30,751 for the fiscal years ended June 30, 2004 and 2003, respectively. These fees related to the issuance of a report on internal controls.

(C) TAX FEES
The aggregate fees billed for professional services rendered by the registrant's principal accountant for tax compliance, tax advice and tax planning were $25,450 and $21,900 for the fiscal years ended June 30, 2004 and 2003, respectively. The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.

(D) ALL OTHER FEES
There were no other fees during the fiscal years ended June 30, 2004 and 2003 billed to the registrant.

(E)(1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including approval in advance of audit and non-audit services at regularly scheduled audit committee meetings. If non-audit services are required between regularly scheduled audit committee meetings, approval may be authorized by the chairman of the audit committee with prompt notification of other audit committee members and ratification at the next scheduled audit committee meeting, provided the fees for such services amount to no more than 5 percent of the annual audit fees for the registrant. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) - (d) above were approved pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(G) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $75,150 and $54,900 for the fiscal years ended June 30, 2004 and 2003, respectively.

(H) All non-audit services rendered in (g) above were considered by the registrant's audit committee in maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

1. The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2. There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS




By:/s/Frank E. Holmes
   ------------------
   Frank E. Holmes
   President, Chief Executive Officer

Date:    September 2, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:/s/Frank E. Holmes
   ------------------
   Frank E. Holmes
   President, Chief Executive Officer

Date:    September 2, 2004




By:/s/Catherine A. Rademacher
   --------------------------
   Catherine A. Rademacher
   Chief Financial Officer

Date:    September 2, 2004

                                  EXHIBIT INDEX

(a)(1) Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940